UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Value Opportunities Fund

Semiannual Report
8.31.09

A look at performance

For the period ended August 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	6-12-06	–28.53	—	—	–11.82	21.56	–28.53	—	—	–33.36

B	6-12-06	–29.07	—	—	–11.85	22.34	–29.07	—	—	–33.43

C	6-12-06	–26.07	—	—	–11.04	26.32	–26.07	—	—	–31.44

I1	6-12-06	–24.44	—	—	–10.04	28.08	–24.44	—	—	–28.93

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.39%, Class B — 2.09%, Class C — 2.09% and Class I — 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.85%, Class B — 9.77%, Class C — 4.94% and Class I — 20.87%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Value Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Value Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$6,850	$6,657	$8,346

C2	6-12-06	6,856	6,856	8,346

I3	6-12-06	7,107	7,107	8,346

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of August 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Value Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,279.10	$7.98

Class B	1,000.00	1,273.40	11.98

Class C	1,000.00	1,273.20	11.98

Class I	1,000.00	1,280.80	5.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Value Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,018.20	$7.07

Class B	1,000.00	1,014.70	10.61

Class C	1,000.00	1,014.70	10.61

Class I	1,000.00	1,020.40	4.89

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 2.09%, 2.09%, 0.96%, for Class A, Class B, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Value Opportunities Fund	9

Portfolio summary

Top 10 holdings[1]

Watson Pharmaceuticals, Inc.	1.1%	SAIC, Inc.	1.0%

PartnerRe, Ltd.	1.0%	Dollar Tree, Inc.	1.0%

Axis Capital Holdings, Ltd.	1.0%	Ross Stores, Inc.	1.0%

Western Digital Corp.	1.0%	Nordstrom, Inc.	1.0%

Mylan, Inc.	1.0%	Cintas Corp.	1.0%

Sector composition[2,3]

Consumer discretionary	28%	Industrials	8%

Financials	21%	Materials	4%

Information technology	13%	Energy	2%

Health care	12%	Short-term investments & other	3%

Consumer staples	9%

1 As a percentage of net assets on August 31, 2009. Excluding cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on August 31, 2009.

10	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-09 (unaudited)

	Shares	Value

Common stocks 97.23%		$13,162,768

(Cost $11,489,924)

Advertising 0.17%		23,472

Harte-Hanks, Inc.	1,800	23,472

Aerospace & Defense 0.47%		63,830

Alliant Techsystems, Inc. (I)	800	61,824

DigitalGlobe, Inc. (I)	100	2,006

Air Freight & Logistics 0.06%		7,696

Air Transport Services Group, Inc.	2,600	7,696

Airlines 0.23%		31,761

Republic Airways Holdings, Inc. (I)	1,100	10,131

Skywest, Inc.	1,400	21,630

Apparel Retail 4.74%		642,033

Aeropostale, Inc. (I)	1,800	70,470

American Eagle Outfitters, Inc.	5,800	78,300

Buckle, Inc. (L)	1,300	34,385

Cato Corp. (Class A)	1,000	17,080

Charming Shoppes, Inc. (I)	3,600	18,864

Chico’s FAS, Inc. (I)	4,800	61,104

Collective Brands, Inc. (I)	2,100	33,264

Dress Barn, Inc. (I) (L)	1,000	16,230

Finish Line, Inc. (I)	700	5,775

Foot Locker, Inc.	4,000	42,640

Genesco, Inc. (I)	300	6,570

Gymboree Corp. (I)	500	22,395

Hot Topic, Inc. (I)	1,200	8,352

JOS. A. Bank Clothiers, Inc. (I)	700	30,807

Men’s Wearhouse, Inc. (L)	1,900	49,400

Ross Stores, Inc.	2,700	125,928

Stage Stores, Inc.	700	9,345

Stein Mart, Inc. (I)	900	11,124

Apparel, Accessories & Luxury Goods 1.70%		229,892

Carter’s, Inc. (I)	2,100	52,836

Columbia Sportswear Co.	1,000	39,310

Fossil, Inc. (I)	1,700	43,146

Jones Apparel Group, Inc.	2,400	37,416

Maidenform Brands, Inc. (I)	500	8,070

Phillips-Van Heusen Corp.	1,300	49,114

See notes to financial statements

Semiannual report | Value Opportunities Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Application Software 1.91%		$258,664

Actuate Corp., (I)	1,200	6,744

Compuware Corp. (I)	4,900	35,329

ePlus, Inc. (I)	400	6,320

Fair Isaac Corp.	1,400	31,220

Henry, Jack & Associates, Inc.	1,500	34,965

JDA Software Group, Inc. (I)	500	9,670

Manhattan Associates, Inc. (I)	400	7,132

MicroStrategy, Inc., (Class A )(I)	200	12,350

Quest Software, Inc. (I)	2,400	39,576

Smith Micro Software, Inc. (I)	700	8,085

SPSS, Inc. (I)	300	14,940

Tibco Software, Inc. (I)	5,900	52,333

Asset Management & Custody Banks 0.51%		69,476

Calamos Asset Management, Inc.	500	5,640

Federated Investors, Inc. (Class B)	1,700	44,625

Hercules Technology Growth Capital, Inc.	600	5,562

MCG Capital Corp. (I)	2,300	6,969

PennantPark Investment Corp.	800	6,680

Auto Parts & Equipment 0.42%		56,930

Dorman Products, Inc. (I)	700	9,842

Spartan Motors Inc.	900	4,887

Standard Motor Products Inc.	700	8,666

TRW Automotive Holdings Corp. (I)	1,900	33,535

Automotive Retail 2.73%		369,746

Advance Auto Parts, Inc.	2,600	109,980

America’s Car-Mart, Inc. (I)	500	10,300

Asbury Automotive Group, Inc. (I)	1,100	13,750

AutoNation, Inc. (I) (L)	6,600	125,268

Group 1 Automotive, Inc.	800	22,536

Lithia Motors, Inc., (Class A)	800	10,248

Monro Muffler Brake, Inc.	500	12,890

Penske Auto Group, Inc. (L)	2,700	47,763

PEP Boys-Manny Moe & Jack	900	8,037

Sonic Automative, Inc.	700	8,974

Building Products 0.21%		29,002

AAON, Inc.	400	8,352

Universal Forest Products, Inc.	500	20,650

Casinos & Gaming 0.38%		51,918

Ameristar Casinos, Inc.	800	13,288

Boyd Gaming Corp. (I)	1,900	19,532

Isle Of Capri Casinos, Inc. (I)	1,200	12,276

Shuffle Master, Inc. (I)	900	6,822

Commercial Printing 0.38%		51,880

Courier Corp.	300	4,830

Deluxe Corp.	2,000	33,420

Ennis, Inc.	1,000	13,630

See notes to financial statements

12	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Commodity Chemicals 0.11%		$14,270

Hawkins, Inc.	400	8,500

Spartech Corpspartech Corp.	500	5,770

Communications Equipment 1.73%		234,320

3Com Corp. (I)	8,000	34,800

Adtran, Inc.	1,100	25,014

Airvana, Inc. (I)	1,200	7,788

Avocent Corp. (I)	900	14,688

Black Box Corp.	600	15,024

Brocade Communications Systems, Inc. (I)	6,100	44,103

Netgear, Inc. (I)	600	10,248

Polycom, Inc. (I)	1,300	30,667

Tellabs, Inc. (I)	8,200	51,988

Computer & Electronics Retail 0.72%		96,859

Conn’s, Inc. (I)	700	7,917

Hhgregg, Inc. (I)	700	12,096

RadioShack Corp.	4,200	63,546

Systemax, Inc. (I)	1,000	13,300

Computer Storage & Peripherals 2.10%		283,991

Lexmark International, Inc. (I)	1,400	26,376

Seagate Technology	8,700	120,495

Western Digital Corp. (I)	4,000	137,120

Construction & Engineering 0.05%		6,696

Michael Baker Corp. (I)	200	6,696

Construction & Farm Machinery & Heavy Trucks 0.79%		106,831

Force Protection, Inc. (I)	1,200	6,360

Oshkosh Corp.	2,200	73,920

Toro Cotoro Co	700	26,551

Consumer Finance 1.18%		159,889

Advance America Cash Advance Centers, Inc.	1,600	9,184

AmeriCredit Corp. (I) (L)	4,900	84,574

Nelnet, Inc., (Class A) (I)	1,900	28,044

Student Loan Corp.	510	25,072

World Acceptance Corp. (I)	500	13,015

Data Processing & Outsourced Services 1.57%		212,824

Affiliated Computer Services, Inc. (Class A) (I)	2,500	112,000

Convergys Corp. (I)	3,700	40,108

CSG Systems International, Inc. (I)	1,400	21,098

Global Cash Access Holdings, Inc. (I)	1,900	13,775

InfoGROUP, Inc. (I)	1,700	10,489

TeleTech Holdings, Inc. (I)	900	15,354

Department Stores 1.11%		150,141

Dillard’s, Inc., (Class A)	2,100	23,961

Nordstrom, Inc. (L)	4,500	126,180

Distributors 0.08%		11,484

Core-Mark Holding Co., Inc. (I)	400	11,484

See notes to financial statements

Semiannual report | Value Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Diversified Financial Services 0.14%		$18,897

First of Long Island Corp.	100	2,854

Great Southern Bancorp, Inc. (L)	400	8,420

National Bankshares, Inc.	300	7,623

Diversified Support Services 0.93%		126,224

Cintas Corp.	4,600	126,224

Education Services 1.44%		194,612

Career Education Corp. (I)	3,400	80,750

ITT Educational Services, Inc. (I)	1,000	104,990

Lincoln Educational Services Corp. (I) (L)	400	8,872

Electrical Components & Equipment 0.53%		72,163

Hubbell, Inc.	1,300	50,011

Thomas & Betts Corp. (I)	800	22,152

Fertilizers & Agricultural Chemicals 0.72%		97,656

Scotts Miracle-Gro Co. (Class A)	2,400	97,656

Food Distributors 0.24%		32,472

Nash Finch Co.	400	10,856

United Natural Foods, Inc. (I)	800	21,616

Food Retail 2.02%		273,207

Casey’s General Stores, Inc.	1,300	36,075

Pantry, Inc. (I)	1,100	16,665

SUPERVALU, Inc.	5,800	83,230

Susser Holdings Corp (I)	400	4,292

Village Super Market, Inc.	600	17,190

Weis Markets, Inc.	1,100	34,331

Whole Foods Market, Inc. (I) (L)	2,800	81,424

Footwear 0.65%		87,312

CROCS Inc. (I)	1,800	11,430

Steven Madden, Ltd. (I)	700	22,561

Timberland Company (Class A) (I)	2,000	25,920

Wolverine World Wide, Inc.	1,100	27,401

Gas Utilities 0.89%		119,809

New Jersey Resources Corp.	900	33,075

UGI Corp.	3,400	86,734

General Merchandise Stores 2.23%		302,418

Big Lots, Inc. (I)	1,500	38,130

Dollar Tree, Inc. (I)	2,600	129,844

Family Dollar Stores, Inc.	3,800	115,064

Fred’s, Inc. (Class A)	1,000	13,080

Tuesday Morning Corp. (I)	1,400	6,300

Health Care Distributors 0.62%		83,423

Owens & Minor, Inc.	1,100	48,675

PSS World Medical, Inc. (I)	1,700	34,748

Health Care Equipment 1.25%		169,413

Cantel Medical Corp. (I)	600	8,064

Edwards Lifesciences Corp. (I)	1,400	86,632

Invacare Corp.	900	19,494

See notes to financial statements

14	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Health Care Equipment (continued)

Orthofix International N.V. (I)	700	$19,159

STERIS Corp.	1,000	29,020

Young Innovations, Inc.	300	7,044

Health Care Facilities 0.65%		87,447

Health Management Associates, Inc., (Class A) (I)	7,200	49,752

LifePoint Hospitals, Inc. (I)	1,500	37,695

Health Care Services 2.02%		273,505

BioScrip, Inc. (I)	1,100	6,468

Chemed Corp.	800	34,832

Kinetic Concepts, Inc. (I)	1,800	57,510

Lincare Holdings, Inc. (I)	2,100	55,419

Odyssey HealthCare, Inc. (I)	1,500	19,320

Omnicare, Inc.	4,000	91,560

RehabCare Group, Inc. (I)	400	8,396

Health Care Supplies 0.37%		50,392

Cooper Cos., Inc.	1,300	35,516

ICU Medical, Inc. (I)	400	14,876

Health Care Technology 0.78%		105,315

Cerner Corp. (I)	1,300	80,223

Computer Programs & Systems, Inc.	400	15,480

MedQuist, Inc.	1,200	9,612

Home Furnishings 0.31%		41,440

Tempur-Pedic International, Inc. (I)	2,800	41,440

Homebuilding 0.06%		8,712

Standard Pacific Corp. (I)	2,400	8,712

Homefurnishing Retail 1.08%		145,669

Aaron Rents, Inc.	1,700	44,370

Haverty Furniture Cos., Inc. (I)	500	5,835

Kirkland’s, Inc. (I)	700	9,912

Rent-A–Center, Inc. (I)	2,300	45,379

Williams-Sonoma, Inc.	2,100	40,173

Hotels, Resorts & Cruise Lines 0.64%		86,607

Ambassadors Group, Inc.	400	6,312

Wyndham Worldwide Corp.	5,300	80,295

Household Appliances 0.72%		96,994

Helen of Troy, Ltd. (I)	700	15,134

Stanley Works	2,000	81,860

Household Products 0.23%		30,800

Central Garden And Pet Co. (I)	2,800	30,800

Housewares & Specialties 1.54%		208,606

American Greetings Corp. (Class A )	700	9,723

Blyth, Inc.	200	9,100

Jarden Corp. (I)	3,000	73,050

Newell Rubbermaid, Inc.	4,400	61,248

Tupperware Brands Corp.	1,500	55,485

See notes to financial statements

Semiannual report | Value Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Human Resource & Employment Services 2.07%		$280,216

Administaff, Inc.	800	19,312

Kelly Services, Inc. (Class A)	800	9,184

Kforce Inc. (I)	1,600	17,920

Manpower, Inc.	2,300	118,910

Robert Half International, Inc.	3,400	89,386

Spherion Corp. (I)	1,200	6,504

TrueBlue, Inc. (I)	1,100	14,960

Volt Information Sciences, Inc. (I)	400	4,040

Hypermarkets & Super Centers 0.29%		39,120

BJ’s Wholesale Club, Inc. (I)	1,200	39,120

Industrial Conglomerates 0.27%		36,289

Carlisle Cos., Inc.	1,100	36,289

Industrial Machinery 0.43%		57,895

Briggs & Stratton Corp (L)	1,100	19,404

Crane Co.	1,000	23,470

John Bean Technologies Corp.	900	15,021

Insurance Brokers 0.05%		7,065

National Financial Partners Corp.	900	7,065

Integrated Telecommunication Services 1.32%		179,036

CenturyTel, Inc.	3,800	122,474

Windstream Corp.	6,600	56,562

Internet Retail 0.09%		12,807

NutriSystem, Inc.	900	12,807

Internet Software & Services 1.14%		153,973

Digital River, Inc. (I)	600	21,192

Earthlink, Inc.	4,200	34,944

IAC/InterActiveCorp (I)	2,800	51,856

j2 Global Communications, Inc. (I)	1,300	27,781

United Online, Inc.	2,600	18,200

Investment Banking & Brokerage 0.10%		12,870

MF Global, Ltd. (I)	1,800	12,870

IT Consulting & Other Services 1.56%		211,252

Acxiom Corp. (I)	1,700	15,504

CACI International, Inc. (Class A) (I)	1,000	45,960

MAXIMUS, Inc.	400	16,660

SAIC, Inc. (I)	7,200	133,128

Leisure Facilities 0.09%		12,440

Speedway Motorsports, Inc.	800	12,440

Leisure Products 0.49%		66,192

Brunswick Corp.	1,300	12,077

Polaris Industries, Inc.	700	26,397

Pool Corp.	900	21,438

RC2 Corp. (I)	400	6,280

See notes to financial statements

16	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Life & Health Insurance 1.08%		$146,031

American Equity Investment Life Holding Co.	1,900	15,333

Delphi Financial Group, Inc.	1,400	32,718

StanCorp Financial Group, Inc.	900	34,065

Torchmark Corp.	1,500	63,915

Managed Health Care 2.18%		295,609

AMERIGROUP Corp. (I)	2,100	49,665

Centene Corp. (I)	1,700	29,427

Coventry Health Care, Inc. (I)	5,300	115,699

Health Net, Inc. (I)	3,600	55,152

Molina Healthcare, Inc. (I)	800	16,200

Triple-S Management Corp. (Class B) (I)	500	9,270

Universal American Corp. (I)	2,200	20,196

Metal & Glass Containers 0.79%		107,486

AEP Industries, Inc. (I)	200	7,662

Ball Corp.	1,900	92,074

Bway Holding Co. (I)	500	7,750

Mortgage REIT’s 2.18%		294,806

American Capital Agency Corp.	600	14,934

Annaly Capital Management, Inc.	7,200	124,848

Anworth Mortgage Asset Corp.	3,100	23,219

Capstead Mortage Corp.	2,600	35,490

Hatteras Financial Corp.	1,500	44,835

MFA Financial, Inc.	6,500	51,480

Multi-Line Insurance 1.97%		267,280

American Financial Group, Inc.	3,700	94,905

Genworth Financial, Inc.	8,000	84,480

HCC Insurance Holdings, Inc.	3,000	79,320

Horace Mann Educators Corp.	700	8,575

Office REIT’s 0.45%		61,290

HRPT Properties Trust	8,500	55,080

Mission West Properties, Inc.	900	6,210

Office Services & Supplies 0.46%		62,328

HNI Corp. (L)	1,200	25,776

United Stationers, Inc. (I)	800	36,552

Oil & Gas Refining & Marketing 1.74%		236,213

Delek US Holdings, Inc.	800	6,472

Sunoco, Inc.	3,600	96,840

Tesoro Corp. (L)	4,100	57,728

Western Refining, Inc. (I)	3,500	21,245

World Fuel Services Corp.	1,200	53,928

Packaged Foods & Meats 4.25%		574,784

Dean Foods Co. (I)	5,600	101,584

Del Monte Foods Co.	8,400	88,116

Hormel Foods Corp.	3,400	125,630

J&J Snack Foods Corp.	500	21,850

J.M. Smucker Co.	2,400	125,448

Lancaster Colony Corp.	700	35,182

See notes to financial statements

Semiannual report | Value Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Packaged Foods & Meats (continued)

Pilgrim’s Pride Corp. (I)	1,300	$6,240

Ralcorp Holdings, Inc. (I)	1,000	62,730

Seneca Foods Corp. (Class A)(I)	300	8,004

Paper Packaging 0.35%		47,862

Bemis Co., Inc.	1,800	47,862

Paper Products 0.07%		9,836

Schweitzer-Mauduit International, Inc.	200	9,836

Personal Products 1.30%		175,678

Herbalife Ltd.	1,700	51,476

NBTY, Inc. (I)	1,800	66,708

Nu Skin Enterprises, Inc. (Class A)	2,200	37,950

Tiens Biotech Group USA, Inc. (I)	2,400	6,936

USANA Health Sciences (I)	400	12,608

Pharmaceuticals 3.63%		491,320

Endo Pharmaceuticals Holdings, Inc. (I)	3,200	72,224

King Pharmaceuticals, Inc. (I)	9,000	93,420

Matrixx Initiatives, Inc. (I)	400	2,156

Medicis Pharmaceutical Corp. (Class A)	1,600	29,552

Mylan, Inc. (I) (L)	9,200	134,964

Par Pharmaceutical Companies, Inc. (I)	700	14,315

Watson Pharmaceuticals, Inc. (I)	4,100	144,689

Property & Casualty Insurance 4.53%		613,332

Allied World Assurance Holdings, Ltd.	2,000	92,660

American Physicians Capital, Inc.	200	5,968

American Physicians Service Group, Inc.	200	4,602

Aspen Insurance Holdings, Ltd.	3,100	78,740

Axis Capital Holdings, Ltd.	4,600	140,208

Baldwin & Lyons, Inc. (Class B)	300	6,636

CNA Surety Corp. (I)	1,400	22,232

First American Corp.	3,500	110,320

Infinity Property & Casualty Corp.	300	13,191

Meadowbrook Insurance Group, Inc.	1,000	7,970

Safety Insurance Group, Inc.	400	12,852

Stewart Information Services Corp.	400	5,668

Universal Insurance Holdings, Inc.	1,500	7,530

W.R. Berkley Corp.	4,100	104,755

Publishing 0.68%		92,036

Meredith Corp. (L)	1,600	44,288

Scholastic Corp.	800	19,488

Valassis Communications, Inc. (I)	1,800	28,260

Real Estate Investment Trusts 0.03%		3,376

istar Financial, Inc., REIT (I)	1,600	3,376
Real Estate Services 0.07%		10,031

Altisource Portfolio Solutions SA (I)	700	10,031

Regional Banks 0.23%		30,638

Camden National Corp.	300	9,705

Trustmark Corp.	1,100	20,933

See notes to financial statements

18	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Reinsurance 5.94%		$803,738

Arch Capital Group, Ltd. (I)	1,600	103,952

Endurance Specialty Holdings, Ltd.	2,100	72,387

Everest Re Group, Ltd.	1,400	118,034

IPC Holdings, Ltd.	1,900	61,598

Maiden Holdings Ltd.	1,900	14,516

Odyssey Re Holdings Corp.	1,300	65,845

PartnerRe, Ltd.	1,900	140,429

Platinum Underwriters Holdings, Ltd.	1,700	61,625

RenaissanceRe Holdings, Ltd.	2,000	108,900

Validus Holdings, Ltd. (L)	2,200	56,452

Research & Consulting Services 0.68%		91,949

Equifax, Inc.	2,700	74,628

ICF International, Inc. (I)	300	8,205

School Specialty, Inc. (I)	400	9,116

Restaurants 2.84%		384,149

Bob Evans Farms, Inc.	800	21,496

Brinker International, Inc.	3,700	53,872

California Pizza Kitchen Inc (I)	400	5,624

Carrols Restaurant Group, Inc. (I)	800	6,088

CEC Entertainment, Inc. (I)	600	16,050

Cracker Barrel Old Country Store, Inc.	1,000	28,410

Darden Restaurants Inc.	3,700	121,841

DineEquity Inc.	500	10,540

Domino’s Pizza, Inc. (I)	2,100	16,989

Frisch’s Restaurants, Inc.	200	5,644

Jack in the Box, Inc. (I)	900	18,351

O’Charley’s, Inc. (I)	700	5,355

Papa John’s International, Inc. (I)	800	18,664

PF Chang’s China Bistro, Inc. (I) (L)	400	12,764

Ruby Tuesday, Inc. (I)	1,900	13,870

Steak N Shake Co. (I)	800	8,384

The Cheesecake Factory, Inc. (I)	1,100	20,207

Retail REIT’s 0.07%		9,436

Getty Realty Corp.	400	9,436

Semiconductors 0.05%		6,320

DSP Group, Inc. (I)	800	6,320

Soft Drinks 1.00%		135,252

Coca-Cola Bottling Co. Consolidated	400	21,624

National Beverage Corp. (I)	2,100	21,294

PepsiAmericas, Inc.	3,300	92,334

Specialized Consumer Services 0.80%		107,843

CPI Corp.	300	5,424

Pre-Paid Legal Services, Inc. (I)	400	18,336

Regis Corp. (L)	2,100	33,978

Steiner Leisure, Ltd. (I)	600	19,932

Weight Watchers International, Inc.	1,100	30,173

See notes to financial statements

Semiannual report | Value Opportunities Fund	19

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Specialized Finance 0.04%		$5,960

Encore Capital Group, Inc. (I)	400	5,960

Specialized REIT’s 0.05%		6,776

Ashford Hospitality Trust, Inc.	2,200	6,776

Specialty Chemicals 2.11%		285,630

International Flavors & Fragrances, Inc.	1,100	39,182

Lubrizol Corp.	1,800	114,696

RPM International, Inc.	2,500	40,700

Valspar Corp.	3,400	91,052

Specialty Stores 1.96%		265,983

Barnes & Noble, Inc. (L)	1,800	37,242

Big 5 Sporting Goods Corp.	800	12,216

Borders Group Inc. (I)	1,700	5,389

Cabela’s, Inc. (I)	1,900	30,495

Gander Mountain Co. (I)	900	5,058

Office Depot, Inc. (I)	6,200	32,364

Officemax, Inc.	1,400	15,834

PetSmart, Inc.	3,300	69,003

Tractor Supply Co. (I)	1,100	51,766

West Marine Inc.	800	6,616

Steel 0.33%		44,328

Reliance Steel & Aluminum Co.	1,200	44,328

Systems Software 0.80%		108,035

Sybase, Inc. (I)	3,100	108,035

Technology Distributors 1.72%		233,352

Brightpoint, Inc. (I)	1,300	9,542

Ingram Micro, Inc. (Class A) (I)	6,000	100,560

Insight Enterprises, Inc.	1,000	11,470

SYNNEX Corp. (I)	1,200	35,580

Tech Data Corp. (I)	2,000	76,200

Thrifts & Mortgage Finance 0.39%		52,342

Ocwen Financial Corp. (I)	2,100	21,735

PMI Group, Inc.	2,300	7,682

Radian Group, Inc.	2,500	22,925

Tobacco 0.05%		6,894

Alliance One International, Inc. (I)	1,800	6,894

Trading Companies & Distributors 0.58%		78,568

Applied Industrial Technologies, Inc.	900	18,567

Beacon Roofing Supply, Inc. (I)	800	13,456

H&E Equipment Services Inc. (I)	600	6,012

Interline Brands, Inc. (I)	700	11,697

WESCO International, Inc. (I)	1,200	28,836

Trucking 0.35%		47,943

Avis Budget Group, Inc.	3,500	34,055

Dollar Thrifty Automotive Group, Inc.	700	13,888

See notes to financial statements

20	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

		Shares	Value
Wireless Telecommunication Services 0.17%			$22,481

USA Mobility, Inc.		1,100	14,003

Virgin Mobile USA, Inc.		1,800	8,478

	Rate	Shares	Value

Short-term investments 9.56%			$1,294,729

(Cost $1,294,279)

Cash Equivalents 6.75%			913,729

John Hancock Collateral Investment
Trust (T)(W)	0.3900% (Y)	91,270	913,729

		Par value	Value
Repurchase Agreement 2.81%			381,000

Repurchase Agreement with State Street Corp. dated 8-31-09
at 0.070% to be repurchased at $381,001 on 9-1-09,
collateralized by $355,000 Federal Home Loan Mortgage
Corp., 5.00% due 2-16-17 (valued at $389,030, including interest)		$381,000	381,000

Total investments (Cost $12,784,203)† 106.79%			$14,457,497

Other assets and liabilities, net (6.79%)			($919,005)

Total net assets 100.00%			$13,538,492

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of August 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of August 31, 2009

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $13,091,738. Net unrealized appreciation aggregated $1,365,759, of which $1,991,152 related to appreciated investment securities and $625,393 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Value Opportunities Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $11,489,924) including
$878,083 of securities loaned (Note 2)	$13,162,768
Investments in affiliated issuers, at value (Cost $913,279) (Note 2)	913,729
Repurchase agreements, at value (Cost $381,000) (Note 2)	381,000
Total investments, at value (Cost $12,784,203)	14,457,497
Cash	23,423
Cash held at broker for futures contracts	24,000
Receivable for fund shares sold	2,094
Dividends and interest receivable	14,210
Receivable for security lending income	715
Receivable due from adviser	3,952
Other receivables and prepaid assets	88,431

Total assets	14,614,322

Liabilities

Payable for investments purchased	23,098
Payable for fund shares repurchased	1,472
Payable upon return of securities loaned (Note 2)	913,185
Payable for futures variation margin	3,080
Payable to affiliates
Accounting and legal services fees	230
Transfer agent fees	2,215
Distribution and service fees	81
Other liabilities and accrued expenses	132,469

Total liabilities	1,075,830

Net assets

Capital paid-in	$21,578,796
Accumulated undistributed net investment income	37,569
Accumulated net realized loss on investments, investments and futures
contracts	(9,778,083)
Net unrealized appreciation on investments and futures contracts	1,700,210

Net assets	$13,538,492

See notes to financial statements

22	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($12,856,335 ÷ 991,450 shares)	$12.97
Class B ($156,389 ÷ 12,121 shares)[1]	$12.90
Class C ($411,636 ÷ 31,880 shares)[1]	$12.91
Class I ($114,132 ÷ 8,783 shares)[2]	$13.00

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[3]	$13.65

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2009.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Value Opportunities Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$121,879
Securities lending	2,003
Interest	119
Less foreign taxes withheld	(3)

Total investment income	123,998

Expenses

Investment management fees (Note 6)	48,709
Distribution and service fees (Note 6)	20,011
Transfer agent fees (Note 6)	10,132
Accounting and legal services fees (Note 6)	401
Trustees’ fees (Note 7)	718
State registration fees (Note 6)	36,426
Printing and postage fees (Note 6)	5,895
Professional fees	17,494
Custodian fees	27,519
Registration and filing fees	10,278
Proxy fees	3,831
Other	300

Total expenses	181,714
Less expense reductions (Note 6)	(95,404)

Net expenses	86,310

Net investment income	37,688

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(4,777,839)
Investments in affiliated issuers	94
Futures contracts (Note 3)	60,985
(4,716,760)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	7,551,927
Investments in affiliated issuers	450
Futures contracts (Note 3)	63,059
7,615,436
Net realized and unrealized gain	2,898,676
Increase in net assets from operations	$2,936,364

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

24	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	8-31-09[1]	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$37,688	$101,853
Net realized loss	(4,716,760)	(3,717,979)
Change in net unrealized appreciation (depreciation)	7,615,436	(3,610,530)

Increase (decrease) in net assets resulting from operations	2,936,364	(7,226,656)

Distributions to shareholders
From net investment income
Class A	—	(108,166)
Class B	—	(28)
Class C	—	(98)
Class I	—	(688)
Class R1	—	(693)

Total distributions	—	(109,673)

From Fund share transactions (Note 8)	32,522	(283,575)

Total increase (decrease)	2,968,886	(7,619,904)

Net assets

Beginning of period	10,569,606	18,189,510

End of period	$13,538,492	$10,569,606

Undistributed (distributions in excess of) net investment income	$37,569	($119)

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

Semiannual report | Value Opportunities Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$10.14	$17.00	$22.36	$20.00
Net investment income[3]	0.04	0.10	0.12	0.07[4]
Net realized and unrealized gain (loss) on investments	2.79	(6.84)	(4.41)	2.53
Total from investment operations	2.83	(6.74)	(4.29)	2.60
Less distributions
From net investment income	—	(0.12)	(0.11)	(0.08)
From net realized gain	—	—	(0.96)	(0.16)
Total distributions	—	(0.12)	(1.07)	(0.24)
Net asset value, end of period	$12.97	$10.14	$17.00	$22.36
Total return (%)[5,6]	27.91[7]	(39.79)	(19.45)	13.06[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$10	$16	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.42[8,9]	2.03	2.04	2.13[8]
Expenses net of all fee waivers	1.39[8,9]	1.39	1.39	1.38[8]
Expenses net of all fee waivers and credits	1.39[8,9]	1.39	1.39	1.38[8]
Net investment income	0.65[8]	0.69	0.56	0.47[4,8]
Portfolio turnover (%)	102	80	68	30

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class A shares began operations on 6-12-06.

3 Based on the average of the shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

See notes to financial statements

26	Value Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$10.13	$16.94	$22.33	$20.00
Net investment income (loss)[3]	—	(0.01)	(0.03)	(0.01)[4]
Net realized and unrealized gain (loss) on investments	2.77	(6.80)	(4.40)	2.51
Total from investment operations	2.77	(6.81)	(4.43)	2.50
Less distributions
From net investment income	—	—[5]	—	(0.01)
From net realized gain	—	—	(0.96)	(0.16)
Total distributions	—	—[5]	(0.96)	(0.17)
Net asset value, end of period	$12.90	$10.13	$16.94	$22.33
Total return (%)[6,7]	27.34[8]	(40.19)	(20.08)	12.54[8]

Ratios and supplemental data

Net assets, end of period (in millions)	—[9]	—[9]	—[9]	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.41[10,11]	9.95	6.82	11.31[10]
Expenses net of fee waivers	2.09[10,11]	2.63	2.10	2.08[10]
Expenses net of all fee waivers and credits	2.09[10,11]	2.09	2.09	2.08[10]
Net investment loss	(0.06)[10]	(0.02)	(0.14)	(0.07)[4,10]
Portfolio turnover (%)	102	80	68	30

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class B shares began operations on 6-12-06.

3 Based on the average of the shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

CLASS C SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$10.14	$16.95	$22.33	$20.00
Net investment income (loss)[3]	—	(0.01)	(0.03)	(0.01)[4]
Net realized and unrealized gain (loss) on investments	2.77	(6.80)	(4.39)	2.51
Total from investment operations	2.77	(6.81)	(4.42)	2.50
From net investment income	—	—[5]	—	(0.01)
From net realized gain	—	—	(0.96)	(0.16)
Total distributions	—	—[5]	(0.96)	(0.17)
Net asset value, end of period	$12.91	$10.14	$16.95	$22.33
Total return (%)[6,7]	27.32[8]	(40.17)	(20.03)	12.54[8]

Ratios and supplemental data

Net assets, end of period (in millions)	—[9]	—[9]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	7.81[10,11]	5.12	3.88	5.09[10]
Expenses net of fee waivers	2.09[10,11]	2.40	2.10	2.08[10]
Expenses net of all fee waivers and credits	2.09[10,11]	2.09	2.09	2.08[10]
Net investment loss	(0.04)[10]	(0.03)	(0.14)	(0.07)[4,10]
Portfolio turnover (%)	102	80	68	30

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class C shares began operations on 6-12-06.

3 Based on the average of the shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.08%.

See notes to financial statements

Semiannual report | Value Opportunities Fund	27

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$10.15	$17.02	$22.39	$20.00
Net investment income[3]	0.06	0.17	0.18	0.15[4]
Net realized and unrealized gain (loss) on investments	2.78	(6.86)	(4.41)	2.53
Total from investment operations	2.84	(6.69)	(4.23)	2.68
Less distributions
From net investment income	—	(0.18)	(0.18)	(0.13)
From net realized gain	—	—	(0.96)	(0.16)
Total distributions	—	(0.18)	(1.14)	(0.29)
Net asset value, end of period	$13.00	$10.15	$17.02	$22.39
Total return (%)[5,6]	28.08[7]	(39.48)	(19.16)	13.42[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.02[9,10]	21.05	8.80	12.63[9]
Expenses net of all fee waivers	0.96[9,10]	0.99	0.99	0.99[9]
Expenses net of all fee waivers and credits	0.96[9,10]	0.99	0.99	0.99[9]
Net investment income	1.07[9]	1.11	0.86	0.96[4,9]
Portfolio turnover (%)	102	80	68	30

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class I shares began operations on 6-12-06.

3 Based on the average of the shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

See notes to financial statements

28	Value Opportunities Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Value Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Class R1 shares merged into Class A shares on August 21, 2009.

The Adviser and other affiliates of John Hancock USA owned 789,451 shares of beneficial interest of Class A on August 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end and through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described

Semiannual report | Value Opportunities Fund	29

below. Certain short-term investments are valued at amortized cost. John Hancock Collateral investments Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	Value Opportunities Fund | Semiannual report

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2009, by major security category or security type:

Investments in Securities	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Consumer discretionary	$3,746,295	—	—	$3,746,295
Consumer staples	1,268,207	—	—	1,268,207
Energy	236,213	—	—	236,213
Financials	2,573,233	—	—	2,573,233
Health care	1,556,424	—	—	1,556,424
Industrials	1,151,271	—	—	1,151,271
Information technology	1,702,731	—	—	1,702,731
Materials	607,068	—	—	607,068
Telecommunication	201,517	—	—	201,517
services
Utilities	119,809	—	—	119,809

Short Term Investments	913,729	$381,000	—	1,294,729

Total Investments in	$14,076,497	$381,000	—	$14,457,497
Securities
Other Financial	26,916	—	—	29,916
Instruments
Totals	$14,103,413	$381,000	—	$14,487,413

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex- date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its

Semiannual report | Value Opportunities Fund	31

obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended August 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent

32	Value Opportunities Fund | Semiannual report

business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $2,899,971 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: February 28, 2017 — $2,899,971.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended February 28, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended February 28, 2009, the tax character of distributions paid was as follows: ordinary income $109,673. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended August 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly,

Semiannual report | Value Opportunities Fund	33

thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Notional amounts of futures contracts at August 31, 2009 are representative of futures contracts activities during the period ended August 31, 2009.

During the period ended August 31, 2009, the Fund used futures to gain exposure to certain securities markets and to maintain diversity and liquidity of the portfolio. The following summarizes the open futures contracts held as of August 31, 2009:

OPEN	NUMBER OF				UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	APPRECIATION

Russell 2000 Mini
Index Futures	2	Long	Sep 2009	$114,340	$12,381
S&P Mid 400 E-Mini
Index Futures	2	Long	Sep 2009	130,800	14,535

				$245,140	$26,916

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at August 31, 2009, by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
FAS 133	LOCATION	LOCATION	VALUE	FAIR VALUE

Equity contracts	Payable for futures	Futures	$26,916	—
	variation margin;
	Net unrealized
	appreciation
	(depreciation) on
	investments

Total			$26,916	—

34	Value Opportunities Fund | Semiannual report

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS
UNDER FAS 133	FUTURES	TOTAL

Statement of Operations location —
Net realized gain (loss) on	Futures
Equity contracts	$60,985	$60,985
Total	$60,985	$60,985

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS
UNDER FAS 133	FUTURES	TOTAL

Statement of Operations location —
Change in unrealized appreciation
(depreciation) on	Futures contracts
Equity contracts	$63,059	$63,059
Total	$63,059	$63,059

Note 4
Risks and uncertainties

Sector risk

The Fund may focus investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the focus may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a focus is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions
with affiliates and others

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Value Opportunities Trust, a series of John Hancock Trust and Value Opportunities Fund, a series of John Hancock Funds II. The

Semiannual report | Value Opportunities Fund	35

Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2009, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Prior to June 30, 2009, the Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.18% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement exclude taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.39% for Class A shares, 2.09% for Class B, 2.09% for Class C and 0.91% for Class I. Accordingly, the expense reductions or reimbursements related to these agreements were $59,021, $8,838, $11,053, $8,409 and $8,083 for Class A, Class B, Class C, Class I and Class R1 respectively for the period ended August 31, 2009. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust. Effective August 21, 2009, Class R1 merged into Class A.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2009, had an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B, Class C and Class I respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2009, the Distributor received net up-front sales charges of $8,422 with regard to sales of Class A shares. Of this amount, $1,365 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,996 was paid as sales commissions to unrelated broker-dealers and $61 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption

36	Value Opportunities Fund | Semiannual report

or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2009, CDSCs received by the Distributor amounted to $67 for Class B shares and $158 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B and C and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder accounts for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2009, the Fund did not receive earning credits.

Class level expenses for the period ended August 31, 2009 were as follows:

	Distribution	Transfer		Printing and
Share class	and service fees	agent fees	Blue sky fees	postage fees

Class A	$17,204	$6,249	$7,211	$5,143
Class B	664	1,045	7,185	138
Class C	1,934	1,831	7,327	506
Class I	—	559	7,362	72
Class R1	209	448	7,341	36
Total	$20,011	$10,132	$36,426	$5,895

Note 7
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Value Opportunities Fund	37

Note 8

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended August 31, 2009 and the year ended February 28, 2009, along with the corresponding dollar value.

	Period ended 8-31-09[1]		Year ended 2-28-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	36,915	$425,298	103,416	$1,990,779
Issued in reorganization	7,867	102,336	—	—
Distributions reinvested	—	—	8,562	105,484
Repurchased	(29,985)	(349,058)	(81,306)	(1,266,608)
Net increase	14,797	$178,576	30,672	$829,655

Class B shares

Sold	2,036	$24,643	2,585	$40,020
Distributions reinvested	—	—	2	24
Repurchased	(1,033)	(11,967)	(9,225)	(143,705)
Net increase (decrease)	1,003	$12,676	(6,638)	($103,661)

Class C shares

Sold	6,480	$76,081	13,664	$219,143
Distributions reinvested	—	—	6	73
Repurchased	(12,673)	(139,083)	(35,734)	(548,871)
Net decrease	(6,193)	($63,002)	(22,064)	($329,655)

Class I shares

Sold	1,363	$15,620	5,517	$65,650
Distributions reinvested	—	—	56	688
Repurchased	(1,689)	(19,072)	(2,337)	(34,568)
Net increase (decrease)	(326)	($3,452)	3,236	$31,770

Class R1[2]

Sold	982	$10,978	694	$11,503
Issued in reorganization	(7,892)	(102,336)	—	—
Distributions reinvested	—	—	56	693
Repurchased	(88)	(918)	(212)	(3,647)
Net increase (decrease)	(6,998)	($92,276)	538	$8,549

Class 1[3]

Sold	—	—	67,303	$1,102,351
Distributions reinvested	—	—	—	—
Repurchased	—	—	(101,443)	(1,822,584)
Net increase (decrease)	—	—	(34,140)	($720,233)

Net increase	2,283	$32,522	(28,396)	($283,575)

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.
2 Class R1 shares merged into Class A shares on August 21, 2009.
3 Class 1 shares were terminated on October 27, 2008.

38	Value Opportunities Fund | Semiannual report

Note 9
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities during the period ended August 31, 2009, aggregated $13,326,577 and $12,264,926 respectively.

Note 10
Reorganization

Effective at the close of business on August 21, 2009, Class R1 shares merged into Class A shares.

Semiannual report | Value Opportunities Fund	39

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Value
Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) for the John Hancock Value Opportunities Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group

40	Value Opportunities Fund | Semiannual report

of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance was higher than the performance of the Category and Peer Group medians, and its benchmark index, the Russell 2500 Value Index, over the 1-year period.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was equal to the Category median and inline with the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and not appreciably higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Semiannual report | Value Opportunities Fund	41

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

42	Value Opportunities Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Value Opportunities Fund held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

Semiannual report | Value Opportunities Fund	43

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.596%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.724%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	869,962.0870	83.218%	95.404%
Against	989.0000	.095%	.108%
Abstain	1,793.0000	.172%	.197%
Broker Non-Vote	39,129.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3H PASSED ON APRIL 16, 2009.

3. Approval of the following changes to the Fund’s fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	869,548.0620	83.180%	95.358%
Against	684.0000	.065%	.075%
Abstain	2,513.0250	.240%	.276%
Broker Non-Vote	39,128.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

3B. Revise: Diversification

Affirmative	869,242.0620	83.150%	95.325%
Against	989.0000	.095%	.108%
Abstain	2,513.0250	.240%	.276%
Broker Non-Vote	39,129.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

44	Value Opportunities Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	869,460.0620	83.171%	95.348%
Against	771.0000	.074%	.085%
Abstain	2,513.0250	.240%	.276%
Broker Non-Vote	39,129.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

3D. Revise: Real Estate

Affirmative	869,128.0620	83.139%	95.312%
Against	771.0000	.074%	.085%
Abstain	2,845.0250	.272%	.312%
Broker Non-Vote	39,129.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

3E. Revise: Loans

Affirmative	869,460.0620	83.171%	95.348%
Against	771.0000	.074%	.085%
Abstain	2,513.0250	.240%	.276%
Broker Non-Vote	39,129.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

3F. Revise: Senior Securities

Affirmative	869,242.0620	83.150%	95.325%
Against	989.0000	.095%	.108%
Abstain	2,513.0250	.240%	.276%
Broker Non-Vote	39,129.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

3G. Eliminate: Margin Investment

Affirmative	869,216.0620	83.148%	95.322%
Against	684.0000	.065%	.075%
Abstain	2,845.0250	.272%	.312%
Broker Non-Vote	39,128.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

3H. Eliminate: Short Selling

Affirmative	869,216.0620	83.148%	95.322%
Against	684.0000	.065%	.075%
Abstain	2,845.0250	.272%	.312%
Broker Non-Vote	39,128.0000	3.743%	4.291%
TOTAL	911,873.0870	87.228%	100.000%

Semiannual report | Value Opportunities Fund	45

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009.

4. Revision to the Trust’s merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.826%	85.076%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,522,942.9930	79.724%	100.000%

46	Value Opportunities Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

   * Member of the Audit Committee
†† Member of the Audit Committee effective 9-1-09
  † Non-Independent Trustee
  ‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | Value Opportunities Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.	630SA 8/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/09

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Core Fund

Semiannual Report
8.31.09

A look at performance

For the period ended August 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	6-12-06	–20.28	—	—	–6.37	22.81	–20.28	—	—	–19.15

B	6-12-06	–20.80	—	—	–6.37	23.79	–20.80	—	—	–19.13

C	6-12-06	–17.52	—	—	–5.55	27.71	–17.52	—	—	–16.82

I1	6-12-06	–15.74	—	—	–4.50	29.47	–15.74	—	—	–13.80

R1[1]	6-12-06	–16.21	—	—	–5.03	29.11	–16.21	—	—	–15.36

R3[1]	5-22-09	—	—	—	—	—	—	—	—	12.60

R4[1]	5-22-09	—	—	—	—	—	—	—	—	12.74

R5[1]	5-22-09	—	—	—	—	—	—	—	—	12.81

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05%, Class I — 0.87%, Class R1 — 1.75%. Class R3 — 1.65%, Class R4 — 1.35%. and Class R5 — 1.05%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.75%, Class B —8.79%, Class C — 3.43%, Class I — 10.44%, Class R1 — 19.51%. Class R3 — 19.66%. Class R4 — 19.36%. and Class R5 — 19.06%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

6	U.S. Core Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in U.S. Core Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$8,323	$8,087	$8,746

C2	6-12-06	8,318	8,318	8,746

I3	6-12-06	8,620	8,620	8,746

R1[3]	6-12-06	8,464	8,464	8,746

R3[3]	5-22-09	11,260	11,260	11,558

R4[3]	5-22-09	11,274	11,274	11,558

R5[3]	5-22-09	11,281	11,281	11,558

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of August 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

Semiannual report | U.S. Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,292.20	$7.80

Class B	1,000.00	1,287.90	11.82

Class C	1,000.00	1,287.10	11.82

Class I	1,000.00	1,294.70	5.21

Class R1	1,000.00	1,291.10	9.01

For the classes noted below, the example assumes an account value of $1,000.00 on May 22, 2009, with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-22-09	on 8-31-09	period ended 8-31-09[2]

Class R3	1,000.00	1,126.00	4.96

Class R4	1,000.00	1,127.40	4.07

Class R5	1,000.00	1,128.10	3.18

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[3]

Class A	$1,000.00	$1,018.40	$6.87

Class B	1,000.00	1,014.90	10.41

Class C	1,000.00	1,014.90	10.41

Class I	1,000.00	1,020.70	4.58

Class R1	1,000.00	1,017.30	7.93

Class R3	1,000.00	1,016.80	8.49

Class R4	1,000.00	1,018.30	6.97

Class R5	1,000.00	1,019.80	5.45

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.90% and 1.56% for Class A, Class B, Class C, Class I and Class R1 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.67%, 1.37% and 1.07% for Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 102/365 (to reflect the one-half year period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | U.S. Core Fund	9

Portfolio summary

Top 10 holdings[1]

Exxon Mobil Corp.	3.9%	Chevron Corp.	2.7%

Pfizer, Inc.	3.3%	Johnson & Johnson	2.7%

Microsoft Corp.	3.2%	UnitedHealth Group, Inc.	2.4%

Wal-Mart Stores, Inc.	3.1%	QUALCOMM, Inc.	2.3%

Oracle Corp.	3.0%	Cisco Systems, Inc.	2.2%

Sector composition[2,3]

Health care	21%	Consumer discretionary	8%

Information technology	17%	Financials	7%

Consumer staples	14%	Industrials	2%

Energy	9%	Short-term investments & other	22%

1 As a percentage of net assets on August 31, 2009. Excludes cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on August 31, 2009.

10	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Fund’s investments

Securities owned by the Fund on 8-31-09 (unaudited)

	Shares	Value

Common stocks 78.00%		$23,911,007

(Cost $24,247,053)

Aerospace & Defense 0.82%		252,641

DigitalGlobe, Inc. (I)	1,412	28,323

General Dynamics Corp.	1,800	106,542

Goodrich Corp.	300	16,548

L-3 Communications Holdings, Inc.	100	7,440

Lockheed Martin Corp.	380	28,492

United Technologies Corp.	1,100	65,296

Agricultural Products 0.09%		28,830

Archer-Daniels-Midland Co.	1,000	28,830

Air Freight & Logistics 0.14%		43,608

C.H. Robinson Worldwide, Inc.	300	16,878

United Parcel Service, Inc. (Class B)	500	26,730

Airlines 0.05%		14,724

Southwest Airlines Co.	1,800	14,724

Aluminum 0.06%		18,075

Alcoa, Inc.	1,500	18,075

Apparel Retail 0.32%		96,556

Abercrombie & Fitch Co. (Class A) (L)	500	16,145

American Eagle Outfitters, Inc.	900	12,150

Gap, Inc.	1,300	25,545

Limited Brands, Inc.	1,300	19,396

Ross Stores, Inc.	500	23,320

Apparel, Accessories & Luxury Goods 0.38%		116,100

Coach, Inc.	3,400	96,186

Polo Ralph Lauren Corp.	300	19,914

Application Software 0.15%		45,997

Citrix Systems, Inc. (I)	900	32,112

Intuit, Inc. (I)	500	13,885

Auto Parts & Equipment 0.02%		7,431

Johnson Controls, Inc.	300	7,431

Automotive Retail 0.56%		171,744

Advance Auto Parts, Inc.	600	25,380

AutoNation, Inc. (I)	900	17,082

AutoZone, Inc. (I)	670	98,658

O’Reilly Automotive, Inc. (I)	800	30,624

See notes to financial statements

Semiannual report | U.S. Core Fund	11

F I N A N C I A L  S T A T E M EN T S

	Shares	Value
Biotechnology 2.70%		$828,758

Amgen, Inc. (I)	10,600	633,244

Biogen Idec, Inc. (I)	1,400	70,294

Cephalon, Inc. (I)	300	17,079

Gilead Sciences, Inc. (I)	2,000	90,120

Myriad Genetics, Inc. (I)	100	3,057

Vertex Pharmaceuticals, Inc. (I)	400	14,964

Broadcasting & Cable TV 0.17%		50,715

CBS Corp. (Class B)	4,900	50,715

Building Products 0.06%		18,824

Masco Corp.	1,300	18,824

Cable & Satellite 0.35%		108,381

Cablevision Systems Corp., (Class A)	800	17,872

Comcast Corp. (Class A)	4,300	65,876

DIRECTV Group, Inc. (I)(L)	300	7,428

Time Warner Cable, Inc.	466	17,205

Communications Equipment 4.80%		1,472,869

Cisco Systems, Inc. (I)	31,600	682,560

Corning, Inc.	2,000	30,160

Juniper Networks, Inc. (I)	500	11,535

Motorola, Inc.	4,700	33,746

QUALCOMM, Inc.	15,400	714,868

Computer & Electronics Retail 0.23%		68,932

Best Buy Co., Inc.	1,900	68,932

Computer Hardware 1.25%		382,790

Apple, Inc. (I)	450	75,695

Dell, Inc. (I)	6,200	98,146

International Business Machines Corp.	1,770	208,949

Computer Storage & Peripherals 0.25%		78,018

EMC Corp. (I)	2,500	39,750

SanDisk Corp. (I)	1,000	17,700

Western Digital Corp. (I)	600	20,568

Construction & Engineering 0.04%		12,969

URS Corp. (I)	300	12,969

Construction Materials 0.05%		15,012

Vulcan Materials Co.	300	15,012

Consumer Finance 0.11%		33,839

World Acceptance Corp. (I)	1,300	33,839

Data Processing & Outsourced Services 0.64%		196,790

Affiliated Computer Services, Inc. (Class A) (I)	1,400	62,720

Alliance Data Systems Corp. (I)(L)	400	22,224

Automatic Data Processing, Inc.	800	30,680

Computer Sciences Corp. (I)	400	19,540

Global Payments, Inc.	400	16,976

Mastercard, Inc. (Class A)	80	16,210

Visa, Inc. (Class A)	400	28,440

See notes to financial statements

12	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

	Shares	Value
Department Stores 0.55%		$170,073

J.C. Penney Co., Inc.	400	12,016

Kohl’s Corp. (I)	2,300	118,657

Nordstrom, Inc.	500	14,020

Sears Holdings Corp. (I)(L)	400	25,380

Distillers & Vintners 0.00%		1,479

Constellation Brands, Inc. (Class A) (I)	100	1,479

Diversified Banks 0.33%		102,616

U.S. Bancorp.	400	9,048

Wells Fargo & Co.	3,400	93,568

Diversified Chemicals 0.16%		48,967

Dow Chemical Co.	2,300	48,967

Diversified Financial Services 0.11%		34,768

JPMorgan Chase & Co.	800	34,768

Diversified Metals & Mining 0.18%		55,632

Freeport-McMoRan Copper & Gold, Inc.	300	18,894

Southern Copper Corp.	1,300	36,738

Diversified Support Services 0.05%		14,136

Copart, Inc. (I)	400	14,136

Drug Retail 1.18%		360,836

CVS Caremark Corp.	1,400	52,528

Walgreen Co.	9,100	308,308

Education Services 0.94%		288,858

Apollo Group, Inc. (Class A) (I)	2,900	187,978

ITT Educational Services, Inc. (I)	800	83,992

Strayer Education, Inc.	80	16,888

Electric Utilities 0.20%		60,746

FPL Group, Inc.	300	16,854

Progress Energy, Inc.	400	15,812

Southern Co.	900	28,080

Environmental & Facilities Services 0.05%		14,965

Waste Management, Inc.	500	14,965

Fertilizers & Agricultural Chemicals 0.05%		16,276

Scotts Miracle-Gro Co. (Class A)	400	16,276

Food Distributors 0.07%		20,392

SYSCO Corp.	800	20,392

Food Retail 0.30%		91,527

Kroger Co.	3,300	71,247

SUPERVALU, Inc.	400	5,740

Whole Foods Market, Inc. (I)(L)	500	14,540

General Merchandise Stores 0.38%		115,560

Dollar Tree, Inc. (I)	800	39,952

Family Dollar Stores, Inc.	1,100	33,308

Target Corp.	900	42,300

Gold 0.22%		65,930

Barrick Gold Corp.	1,900	65,930

See notes to financial statements

Semiannual report | U.S. Core Fund	13

F I N A N C I A L  S T A T E M EN T S

	Shares	Value

Health Care Distributors 1.01%		$309,417

AmerisourceBergen Corp.	3,200	68,192

Cardinal Health, Inc.	2,300	79,534

McKesson Corp.	2,700	153,522

Patterson Cos., Inc. (I)	300	8,169

Health Care Equipment 1.21%		370,043

Baxter International, Inc.	1,100	62,612

Edwards Lifesciences Corp. (I)	300	18,564

Medtronic, Inc.	3,400	130,220

ResMed, Inc. (I)	400	18,364

Stryker Corp.	300	12,438

Zimmer Holdings, Inc. (I)	2,700	127,845

Health Care Services 0.62%		191,090

DaVita, Inc. (I)	500	25,855

Express Scripts, Inc. (I)	1,000	72,220

Medco Health Solutions, Inc. (I)	500	27,610

Omnicare, Inc.	500	11,445

Quest Diagnostics, Inc.	1,000	53,960

Health Care Supplies 0.05%		14,240

Inverness Medical Innovations, Inc. (I)(L)	400	14,240

Health Care Technology 0.06%		18,513

Cerner Corp. (I)	300	18,513

Home Furnishings 0.05%		16,425

Leggett & Platt, Inc.	900	16,425

Home Improvement Retail 2.11%		648,085

Home Depot, Inc. (L)	16,500	450,285

Lowe’s Cos., Inc.	6,400	137,600

Sherwin-Williams Co.	1,000	60,200

Homebuilding 0.06%		19,460

NVR, Inc. (I)	8	5,402

Pulte Homes, Inc.	1,100	14,058

Homefurnishing Retail 0.25%		76,608

Bed Bath & Beyond, Inc. (I)(L)	2,100	76,608

Household Products 2.44%		747,556

Church & Dwight Co., Inc.	300	17,139

Clorox Co.	1,000	59,090

Colgate-Palmolive Co.	3,000	218,100

Kimberly-Clark Corp.	1,500	90,690

Procter & Gamble Co.	6,700	362,537

Human Resource & Employment Services 0.05%		15,510

Manpower, Inc.	300	15,510

Hypermarkets & Super Centers 3.14%		961,443

Wal-Mart Stores, Inc.	18,900	961,443

Industrial Conglomerates 0.35%		108,150

3M Co.	1,500	108,150

Industrial Machinery 0.02%		4,866

Parker-Hannifin Corp.	100	4,866

See notes to financial statements

14	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

	Shares	Value
Insurance Brokers 0.21%		$65,468

Arthur J. Gallagher & Co.	600	14,262

Brown & Brown, Inc.	800	15,896

Marsh & McLennan Cos., Inc.	1,500	35,310

Integrated Oil & Gas 8.17%		2,503,021

Chevron Corp.	11,700	818,298

ConocoPhillips	7,600	342,228

Exxon Mobil Corp.	17,300	1,196,295

Occidental Petroleum Corp.	2,000	146,200

Integrated Telecommunication Services 1.28%		393,448

AT&T, Inc.	4,975	129,599

CenturyTel, Inc.	1,100	35,453

Frontier Communications Corp.	2,000	14,220

Verizon Communications, Inc.	6,900	214,176

Internet Retail 0.44%		133,430

Amazon.com, Inc. (I)	1,400	113,666

NetFlix, Inc. (I)	100	4,366

Priceline.com, Inc. (I)	100	15,398

Internet Software & Services 2.45%		750,019

eBay, Inc. (I)	5,100	112,914

Google, Inc. (Class A) (I)	1,380	637,105

Investment Banking & Brokerage 0.85%		259,364

Goldman Sachs Group, Inc.	1,340	221,716

Morgan Stanley	1,300	37,648

IT Consulting & Other Services 0.11%		34,880

Cognizant Technology Solutions Corp. (Class A) (I)	1,000	34,880

Leisure Products 0.05%		14,195

Hasbro, Inc.	500	14,195

Life & Health Insurance 0.07%		21,106

Aflac, Inc.	100	4,062

Torchmark Corp.	400	17,044

Life Sciences Tools & Services 0.12%		36,168

Thermo Fisher Scientific, Inc. (I)	800	36,168

Managed Health Care 3.70%		1,133,924

CIGNA Corp.	1,100	32,373

Coventry Health Care, Inc. (I)	1,100	24,013

Humana, Inc. (I)	500	17,850

UnitedHealth Group, Inc.	25,766	721,448

WellPoint, Inc. (I)	6,400	338,240

Metal & Glass Containers 0.05%		14,910

Pactiv Corp. (I)	600	14,910

Motorcycle Manufacturers 0.05%		14,388

Harley-Davidson, Inc. (L)	600	14,388

Movies & Entertainment 0.14%		43,968

News Corp. (Class A)	2,700	28,944

Viacom, Inc. (Class B) (I)	600	15,024

See notes to financial statements

Semiannual report | U.S. Core Fund	15

F I N A N C I A L  S T A T E M EN T S

	Shares	Value

Multi-Line Insurance 0.07%		$22,205

Assurant, Inc.	300	8,985

HCC Insurance Holdings, Inc.	500	13,220

Multi-Utilities 0.41%		125,988

Consolidated Edison, Inc.	800	32,152

NSTAR	400	12,656

PG&E Corp.	2,000	81,180

Oil & Gas Drilling 0.06%		17,253

Nabors Industries, Ltd. (I)	600	10,608

Patterson-UTI Energy, Inc.	500	6,645

Oil & Gas Equipment & Services 0.09%		26,395

Baker Hughes, Inc.	300	10,335

BJ Services Co.	1,000	16,060

Oil & Gas Exploration & Production 0.16%		48,280

Cimarex Energy Co.	300	11,712

Noble Energy, Inc.	300	18,138

Southwestern Energy Co. (I)	500	18,430

Oil & Gas Refining & Marketing 0.27%		81,488

Sunoco, Inc.	800	21,520

Valero Energy Corp.	3,200	59,968

Packaged Foods & Meats 0.87%		266,248

Campbell Soup Co.	900	28,224

Dean Foods Co. (I)	800	14,512

General Mills, Inc.	1,500	89,595

Hershey Co.	1,500	58,845

J.M. Smucker Co.	300	15,681

Kellogg Co.	900	42,381

Kraft Foods, Inc. (Class A)	600	17,010

Personal Products 0.15%		46,210

Avon Products, Inc.	1,000	31,870

Estee Lauder Cos., Inc. (Class A)	400	14,340

Pharmaceuticals 12.28%		3,762,685

Abbott Laboratories	8,000	361,840

Allergan, Inc.	500	27,960

Bristol-Myers Squibb Co.	12,500	276,625

Eli Lilly & Co. (L)	6,600	220,836

Forest Laboratories, Inc. (I)	4,300	125,861

Johnson & Johnson	13,500	815,940

Merck & Co., Inc. (L)	13,800	447,534

Mylan, Inc. (I)	1,100	16,137

Pfizer, Inc.	60,000	1,002,000

Schering-Plough Corp.	3,200	90,176

Watson Pharmaceuticals, Inc. (I)	400	14,116

Wyeth	7,600	363,660

See notes to financial statements

16	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

	Shares	Value

Property & Casualty Insurance 1.64%		$503,038

Allstate Corp.	2,900	85,231

Chubb Corp.	2,000	98,780

Fidelity National Financial, Inc.	800	12,016

Old Republic International Corp.	100	1,191

Progressive Corp. (I)	1,400	23,128

Travelers Cos., Inc.	5,100	257,142

W.R. Berkley Corp.	1,000	25,550

Publishing 0.04%		13,444

McGraw-Hill Cos., Inc.	400	13,444

Railroads 0.07%		22,935

Norfolk Southern Corp.	500	22,935

Regional Banks 0.25%		77,642

BB&T Corp.	2,300	64,262

First Horizon National Corp. (I)	1,000	13,380

Reinsurance 0.05%		15,195

Odyssey Re Holdings Corp.	300	15,195

Research & Consulting Services 0.02%		7,304

Dun & Bradstreet Corp.	100	7,304

Restaurants 0.85%		259,459

Darden Restaurants Inc.	400	13,172

McDonald’s Corp.	3,400	191,216

Starbucks Corp. (I)	2,900	55,071

Semiconductors 0.33%		99,943

Altera Corp.	300	5,763

Broadcom Corp. (Class A) (I)	1,100	31,295

Cree, Inc. (I)	400	14,736

NVIDIA Corp. (I)	1,300	18,876

Texas Instruments, Inc.	1,100	27,049

Xilinx, Inc.	100	2,224

Soft Drinks 3.86%		1,183,977

Coca-Cola Co.	12,800	624,256

Coca-Cola Enterprises, Inc.	1,800	36,378

Hansen Natural Corp. (I)	400	13,064

Pepsi Bottling Group, Inc.	800	28,584

PepsiCo, Inc.	8,500	481,695

Specialized Consumer Services 0.07%		22,464

H&R Block, Inc.	1,300	22,464

Specialized Finance 0.16%		49,194

CME Group, Inc.	90	26,194

IntercontinentalExchange, Inc. (I)	100	9,380

Moody’s Corp.	500	13,620

Specialty Stores 0.13%		38,338

PetSmart, Inc.	800	16,728

Staples, Inc.	1,000	21,610

Steel 0.07%		22,270

Nucor Corp.	500	22,270

See notes to financial statements

Semiannual report | U.S. Core Fund	17

F I N A N C I A L  S T A T E M EN T S

		Shares	Value

Systems Software 6.67%			$2,045,547

BMC Software, Inc. (I)		400	14,260

McAfee, Inc. (I)		800	31,824

Microsoft Corp.		40,000	986,000

Novell Inc. (I)		14,100	61,335

Oracle Corp.		41,600	909,792

Symantec Corp. (I)		2,800	42,336

Thrifts & Mortgage Finance 0.09%			27,668

People’s United Financial, Inc.		800	12,848

TFS Financial Corp.		1,300	14,820

Tobacco 2.06%			630,602

Altria Group, Inc.		12,400	226,672

Lorillard, Inc.		400	29,108

Philip Morris International, Inc.		8,200	374,822

Trading Companies & Distributors 0.09%			26,847

Fastenal Co.		500	18,100

W.W. Grainger, Inc.		100	8,747

Water Utilities 0.05%			15,165

Aqua America, Inc.		900	15,165

Wireless Telecommunication Services 0.02%			7,164

MetroPCS Communications, Inc. (I)		900	7,164

	Rate	Shares	Value

Short-term investments 35.32%			$10,826,509
(Cost $10,826,304)

Cash Equivalents 3.00%			920,509

John Hancock Collateral Investment Trust (T)(W)	0.390% (Y)	91,947	920,509

		Par value	Value
Repurchase Agreement 32.32%			9,906,000

Repurchase Agreement with State Street Corp. dated 8-31-09 at
0.070% to be repurchased at $9,906,019 on 9-1-09, collateralized by
$9,225,000 Federal Home Loan Mortgage Corp., 5.00% due 2-16-17
(valued at $10,109,309, including interest).		$9,906,000	9,906,000

Total investments (Cost $35,073,357)† 113.32%			$34,737,516

Other assets and liabilities, net (13.32%)			($4,083,703)

Total net assets 100.00%			$30,653,813

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of August 31, 2009.

(T) Represents investment of securities lending collateral.

(W) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The rate shown is the annualized seven-day yield as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $35,296,181. Net unrealized depreciation aggregated $558,665, of which $951,254 related to appreciated investment securities and $1,509,919 related to depreciated investment securities.

See notes to financial statements

18	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Financial statements

Statement of assets and liabilities 8-31-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $24,247,053) including
$894,570 of securities loaned (Note 2)	$23,911,007
Investments in affiliated issuers, at value (Cost $920,304) (Note 2)	920,509
Repurchase agreement, at value (Cost $9,906,000) (Note 2)	9,906,000

Total investments, at value (Cost $35,073,357)	34,737,516
Cash collateral at broker for futures contracts	232,200
Receivable for investments sold	10,790
Receivable for fund shares sold	1,688,699
Dividends and interest receivable	50,973
Receivable for security lending income	175
Receivable due from adviser	3,631
Other receivables	90,101

Total assets	36,814,085

Liabilities

Due to custodian	10,232
Payable for investments purchased	5,070,045
Payable for fund shares repurchased	15,042
Payable upon return of securities loaned (Note 2)	920,211
Payable for futures variation margin	10,032
Payable to affiliates
Accounting and legal services fees	244
Transfer agent fees	2,512
Distribution and service fees	193
Other liabilities and accrued expenses	131,761

Total liabilities	6,160,272

Net assets

Capital paid-in	$35,139,506
Accumulated undistributed net investment income	121,680
Accumulated net realized gain (loss) on investments and futures contracts	(4,271,545)
Net unrealized appreciation (depreciation) on investments and futures
contracts	(335,828)

Net assets	$30,653,813

See notes to financial statements

Semiannual report | U.S. Core Fund	19

F I N A N C I A L  S T A T E M EN T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($17,063,602 ÷ 1,077,833 shares)	$15.83
Class B ($318,106 ÷ 20,147 shares)[1]	$15.79
Class C ($1,127,397 ÷ 71,427 shares)[1]	$15.78
Class I ($11,975,550 ÷ 754,954 shares)	$15.86
Class R1 ($84,620 ÷ 5,361 shares)	$15.79[2]
Class R3 ($28,156 ÷ 1,779 shares)	$15.82[2]
Class R4 ($28,179 ÷ 1,779 shares)	$15.84
Class R5 ($28,203 ÷ 1,779 shares)	$15.85

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[3]	$16.66

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2009.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

20	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Statement of operations For the period ended 8-31-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$200,490
Securities lending	908
Interest	268
Less foreign taxes withheld	(42)

Total investment income	201,624

Expenses

Investment management fees (Note 5)	64,685
Distribution and service fees (Note 5)	27,830
Transfer agent fees (Note 5)	11,274
Accounting and legal services fees (Note 5)	499
Trustees’ fees (Note 6)	824
State registration fees (Note 5)	37,390
Printing and postage fees (Note 5)	5,255
Professional fees	17,340
Custodian fees	17,292
Registration and filing fees	11,944
Proxy fees	4,482
Other	366

Total expenses	199,181
Less expense reductions (Note 5)	(84,843)

Net expenses	114,338

Net investment income	87,286

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,389,426)
Investments in affiliated issuers	93
Futures contracts (Note 3)	124,129
(1,265,204)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	5,080,406
Investments in affiliated issuers	205
Futures contracts (Note 3)	30,943
5,111,554
Net realized and unrealized gain	3,846,350

Increase in net assets from operations	$3,933,636

[1] Semiannual period from 3-1-09 to 8-31-09.

See notes to financial statements

Semiannual report | U.S. Core Fund	21

F I N A N C I A L  S T A T E M EN T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	8-31-09[1]	2-28-09
Increase (decrease) in net assets

From operations
Net investment income	$87,286	$138,143
Net realized loss	(1,265,204)	(2,727,568)
Change in net unrealized appreciation (depreciation)	5,111,554	(4,333,260)

Increase (decrease) in net assets resulting from operations	3,933,636	(6,922,685)

Distributions to shareholders
From net investment income
Class A	—	(120,085)
Class I	—	(2,378)
Class R1	—	(588)

Total distributions	—	(123,051)

From Fund share transactions (Note 7)	14,271,632	(1,864,862)

Total increase (decrease)	18,205,268	(8,910,598)

Net assets

Beginning of period	12,448,545	21,359,143

End of period	$30,653,813	$12,448,545

Accumulated undistributed net investment income	$121,680	$34,394
[1]Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

22	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$12.25	$19.42	$22.24	$20.00
Net investment income[3]	0.08	0.15	0.16	0.12
Net realized and unrealized gain (loss) on investments	3.50	(7.19)	(1.88)	2.41
Total from investment operations	3.58	(7.04)	(1.72)	2.53
Less distributions
From net investment income	—	(0.13)	(0.17)	(0.09)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	—	(0.13)	(1.10)	(0.29)
Net asset value, end of period	$15.83	$12.25	$19.42	$22.24
Total return (%)[4,5]	29.22[6]	(36.34)	(8.16)	12.64[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$11	$18	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[7,8]	1.75	1.86	1.93[7]
Expenses net of all fee waivers	1.35[7,8]	1.35	1.34	1.34[7]
Expenses net of all fee waivers and credits	1.35[7,8]	1.35	1.34	1.34[7]
Net investment income	1.11[7]	0.86	0.70	0.76[7]
Portfolio turnover (%)	28	61	81	36

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class A shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

See notes to financial statements

Semiannual report | U.S. Core Fund	23

F I N A N C I A L  S T A T E M EN T S

CLASS B SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$12.26	$19.38	$22.20	$20.00
Net investment income[3]	0.03	0.04	—[4]	0.02
Net realized and unrealized gain (loss) on investments	3.50	(7.16)	(1.88)	2.40
Total from investment operations	3.53	(7.12)	(1.88)	2.42
From net investment income	—	—	(0.01)	(0.02)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	—	—	(0.94)	(0.22)
Net asset value, end of period	$15.79	$12.26	$19.38	$22.20
Total return (%)[5,6]	28.79[7]	(36.74)	(8.84)	12.07[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.44[9,10]	8.79	6.98	13.58[9]
Expenses net of fee waivers	2.05[9,10]	2.40	2.05	2.04[9]
Expenses net of all fee waivers and credits	2.05[9,10]	2.05	2.05	2.04[9]
Net investment income	0.41[9]	0.24	—[11]	0.12[9]
Portfolio turnover (%)	28	61	81	36

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class B shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

11 Less than 0.01%.

CLASS C SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$12.26	$19.39	$22.21	$20.00
Net investment income[3]	0.03	0.01	—[4]	0.03
Net realized and unrealized gain (loss) on investments	3.49	(7.14)	(1.88)	2.40
Total from investment operations	3.52	(7.13)	(1.88)	2.43
From net investment income	—	—	(0.01)	(0.02)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	—	—	(0.94)	(0.22)
Net asset value, end of period	$15.78	$12.26	$19.39	$22.21
Total return (%)[5,6]	28.71[7]	(36.77)	(8.84)	12.12[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	4.58[8,9]	3.43	2.94	3.82[8]
Expenses net of fee waivers	2.05[8,9]	2.07	2.05	2.04[8]
Expenses net of all fee waivers and credits	2.05[8,9]	2.05	2.05	2.04[8]
Net investment income (loss)	0.39[8]	0.06	(0.01)	0.16[8]
Portfolio turnover (%)	28	61	81	36

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class C shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

See notes to financial statements

24	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

CLASS I SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$12.25	$19.43	$22.26	$20.00
Net investment income[3]	0.08	0.21	0.25	0.18
Net realized and unrealized gain (loss) on investments	3.53	(7.19)	(1.89)	2.41
Total from investment operations	3.61	(6.98)	(1.64)	2.59
Less distributions
From net investment income	—	(0.20)	(0.26)	(0.13)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	—	(0.20)	(1.19)	(0.33)
Net asset value, end of period	$15.86	$12.25	$19.43	$22.26
Total return (%)[4,5]	29.47[6]	(36.06)	(7.82)	12.95[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$12	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.52[8,9]	10.44	12.79	17.83[8]
Expenses net of fee waivers	0.90[8,9]	0.95	0.95	0.95[8]
Expenses net of all fee waivers and credits	0.90[8,9]	0.95	0.95	0.95[8]
Net investment income	1.07[8]	1.19	1.10	1.16[8]
Portfolio turnover (%)	28	61	81	36

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class I shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.01%.

CLASS R1 SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance
Net asset value, beginning of period	$12.23	$19.37	$22.20	$20.00
Net investment income[3]	0.07	0.13	0.13	0.06
Net realized and unrealized gain (loss) on investments	3.49	(7.16)	(1.88)	2.42
Total from investment operations	3.56	(7.03)	(1.75)	2.48
Less distributions
From net investment income	—	(0.11)	(0.15)	(0.08)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	—	(0.11)	(1.08)	(0.28)
Net asset value, end of period	$15.79	$12.23	$19.37	$22.20
Total return (%)[4,5]	29.11[6]	(36.37)	(8.32)	12.38[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	23.29[8]	19.51	15.98	21.12[8]
Expenses net of fee waivers	1.56[8]	1.95	1.45	1.69[8]
Expenses net of all fee waivers and credits	1.56[8]	1.45	1.45	1.69[8]
Net investment income	0.91[8]	0.76	0.59	0.41[8]
Portfolio turnover (%)	28	61	81	36

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class R1 shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | U.S. Core Fund	25

F I N A N C I A L  S T A T E M EN T S

CLASS R3 SHARES Period ended	8-31-09[1]
Per share operating performance

Net asset value, end of period	$14.05
Net investment income[2]	0.02
Net realized and unrealized gain on investments	1.75
Total from investment operations	1.77
Net asset value, end of period	$15.82
Total return (%)[3,4]	12.60[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.61[7]
Expenses net of fee waivers	1.67[7]
Expenses net of all fee waivers and credits	1.67[7]
Net investment income	0.41[7]
Portfolio turnover (%)	28

1 Period from 5-22-09 (commencement of operations) to 8-31-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

CLASS R4 SHARES Period ended	8-31-09[1]
Per share operating performance

Net asset value, beginning of period	$14.05
Net investment income[2]	0.03
Net realized and unrealized gain on investments	1.76
Total from investment operations	1.79
Net asset value, end of period	$15.84
Total return (%)[3,4]	12.74[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.52[7]
Expenses net of fee waivers	1.37[7]
Expenses net of all fee waivers and credits	1.37[7]
Net investment loss	0.71[7]
Portfolio turnover (%)	28

1 Period from 5-22-09 (commencement of operations) to 8-31-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

26	U.S. Core Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

CLASS R5 SHARES Period ended	8-31-09[1]
Per share operating performance

Net asset value, beginning of period	$14.05
Net investment income[2]	0.04
Net realized and unrealized gain on investments	1.76
Total from investment operations	1.80
Net asset value, end of period	$15.85
Total return (%)[3,4]	12.81[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.27[7]
Expenses net of fee waivers	1.07[7]
Expenses net of all fee waivers and credits	1.07[7]
Net investment income	1.00[7]
Portfolio turnover (%)	28

1 Period from 5-22-09 (commencement of operations) to 8-31-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Assumes dividend reinvestment.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Semiannual report | U.S. Core Fund	27

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock U.S. Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares. Class R3, Class R4 and Class R5 commenced operations on May 22, 2009. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 784,839, 5,435, 5,361, 1,779, 1,779 and 1,779 shares of beneficial interest of Class A, Class I, Class R1, Class R3, Class R4 and Class R5, respectively, of the Fund on August 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close

28	U.S. Core Fund | Semiannual report

of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | U.S. Core Fund	29

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts are stated at market value.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer discretionary	$2,509,579	—	—	$2,509,579

Consumer staples	4,339,100	—	—	4,339,100

Energy	2,676,437	—	—	2,676,437

Financials	1,212,103	—	—	1,212,103

Health care	6,664,838	—	—	6,664,838

Industrials	542,514	—	—	542,514

Information technology	5,106,853	—	—	5,106,853

Materials	257,072	—	—	257,072

Telecommunication
services	400,612	—	—	400,612

Utilities	201,899	—	—	201,899

Short-term	920,509	$9,906,000	—	10,826,509

Total Investments in
Securities	$24,831,516	$9,906,000	—	$34,737,516
Other Financial
Instruments	$13	—	—	$13

Totals	$24,831,529	$9,906,000	—	$34,737,529

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event

30	U.S. Core Fund | Semiannual report

that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with its custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended August 31, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, transfer agent fees, state registration fees and printing and postage fees for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $1,129,413 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: February 28, 2017 — $1,129,413.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Each of the Fund’s federal

Semiannual report | U.S. Core Fund	31

tax returns filed in the 3-year period ended February 28, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended February 28, 2009, the tax character of distributions paid was as follows: ordinary income $123,051. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and Statements of Changes in net assets. This disclosure for the period ended August 31, 2009 is presented in accordance with FAS 161.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value “variation margin” is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Notional amounts of futures contracts at August 31, 2009 are representative of futures contracts activities during the period ended August 31, 2009.

32	U.S. Core Fund | Semiannual report

During the period, the Fund used futures to substitute for securities to be purchased and maintain diversity and liquidity of the portfolio. The following summarizes the Fund’s use of futures contracts and the contracts held as of August 31, 2009.

The following is a summary of open futures contracts on August 31, 2009:

OPEN	NUMBER OF				UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION	NOTIONAL VALUE	APPRECIATION

S&P 500 E-Mini Index
Futures	91	Long	Sept 2009	4,639,635	$13

Fair value of derivative instruments by Risk Category

The table below summarizes the fair values of derivatives held by the Fund at August 31, 2009 by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
FAS 133	LOCATION	LOCATION	VALUE	FAIR VALUE

Equity contracts	Payable for	Futures	$13	—
	futures variation
	margin; Net un-
	realized apprecia-
	tion (depreciation)
	on investments

Total			$13	—

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS
UNDER FAS 133	FUTURES	TOTAL

Statement of Operations location — Net realized gain
(loss) on	Futures
Equity contracts	$124,129	$124,129
Total	$124,129	$124,129

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS
UNDER FAS 133	FUTURES	TOTAL

Statement of Operations location — Change in
unrealized appreciation (depreciation) on	Futures contracts
Equity contracts	$30,943	$30,943
Total	$30,943	$30,943

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Semiannual report | U.S. Core Fund	33

Note 5
Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; (d) 0.74% of the next $1,000,000,000 of the Fund’s average daily net assets; and (e) 0.72% of the Fund’s aggregate daily net assets in excess of $3,000,000,000. Aggregate net assets include the net assets of the Fund, U.S. Core Trust, Growth and Income Trust, and a portion of the net assets of the Managed Trust Series of John Hancock Trust, the U.S. Core Fund, a series of John Hancock Funds II, that are subadvised by Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the period ended August 31, 2009, were equivalent to an annual effective rate of 0.78% of the Fund’s average daily net assets.

Prior to June 30, 2009, the Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.10% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund are excluded. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.87% for Class I, 1.75% for Class R1, 1.65% for Class R3, 1.35% for Class R4 and 1.05% for Class R5. Accordingly, the expense reductions or reimbursements related to these agreements were $43,951, $8,888, $11,052, $11,420, $8,333, $437, $379, and $383 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5, respectively, for the period ended August 31, 2009. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees incurred for the period ended August 31, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the

34	U.S. Core Fund | Semiannual report

services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.50% and 0.25% of average daily net asset value of Class A, Class B, Class C, Class R1, Class R3 and Class R4, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has also adopted a Service Plan for Class R1, Class R3, Class R4 and Class R5 shares. Under the Service Plan, the Fund may pay up to 0.25% of Class R1 average daily net asset value for certain other services. In addition, the Fund pays 0.15%, 0.10% and 0.05% of Class R3, Class R4 and Class R5, respectively, of average daily net assets under this plan. There were no Service Plan fees incurred for the period ended August 31, 2009.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2009, the Distributor received net up-front sales charges of $16,730 with regard to sales of Class A shares. Of this amount, $2,603 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,083 was paid as sales commissions to unrelated broker-dealers and $44 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the advisor. Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the

Distributor and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2009, CDSCs received by the Distributor amounted to $520 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C, R1, R3, R4 and R5, and 0.04% for Class I, based on each class’s average daily net assets.

• All classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Semiannual report | U.S. Core Fund	35

Class level expenses for the period ended August 31, 2009 were as follows:

	Distribution	Transfer agent	State	Printing and
Share Class	and service fees	fees	registration fees	postage fees

Class A	$21,799	$7,231	$7,332	$3,894
Class B	1,395	1,075	7,237	88
Class C	4,389	1,470	7,237	774
Class I	—	565	7,483	189
Class R1	192	367	7,813	22
Class R3	37	230	96	96
Class R4	18	168	96	96
Class R5	—	168	96	96
Total	$27,830	$11,274	$37,390	$5,255

Note 6
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended August 31, 2009 and the year ended February 28, 2009, along with the corresponding dollar value.

	Period ended 8-31-09		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	179,752	$2,527,610	112,381	$1,677,753
Distributions reinvested	—	—	8,244	117,731
Repurchased	(32,076)	(446,888)	(96,043)	(1,536,669)
Net increase	147,676	$2,080,722	24,582	$258,815

Class B shares[1]

Sold	6,432	$88,973	11,266	$167,051
Repurchased	(2,507)	(36,366)	(12,436)	(207,312)
Net increase (decrease)	3,925	$52,607	(1,170)	($40,261)

Class C shares[1]

Sold	33,148	$478,095	70,337	$1,004,236
Repurchased	(14,012)	(199,623)	(181,027)	(3,122,084)
Net increase (decrease)	19,136	$278,472	(110,690)	($2,117,848)

Class I shares[1]

Sold	745,977	$11,826,911	12,198	$178,534
Distributions reinvested	—	—	167	2,378
Repurchased	(3,009)	(42,080)	(9,502)	(147,068)
Net increase	742,968	$11,784,831	2,863	$33,844

36	U.S. Core Fund | Semiannual report

	Period ended 8-31-09		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class R1[1]

Distributions reinvested	—	—	42	588
Net increase	—	—	42	$588

Class R3 shares[2]

Sold	1,779	$25,000	—	—
Net increase	1,779	$25,000	—	—

Class R4 shares[2]

Sold	1,779	$25,000	—	—
Net increase	1,779	$25,000	—	—

Class R5 shares[2]

Sold	1,779	$25,000	—	—
Net increase	1,779	$25,000	—	—
Net increase (decrease)	919,042	$14,271,632	(84,373)	($1,864,862)

1Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2Period from 5-22-09 (commencement of operations) to 8-31-09. Unaudited.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended August 31, 2009, aggregated $13,653,861 and $4,623,506, respectively.

Semiannual report | U.S. Core Fund	37

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock U.S.
Core Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) for the John Hancock U.S. Core Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and two

38	U.S. Core Fund | Semiannual report

benchmark indices. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance was higher than the performance of the Category and Peer Group medians, and its benchmark indices, the Standard & Poor’s 500 Index and the Russell 1000 Index, for the 1-year period under review.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were inline with the Peer Group median and higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately

Semiannual report | U.S. Core Fund	39

benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 31–September 1, 2009 meeting

At a meeting held on August 31–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates and Subadvisory Agreement Rates are the same as or lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate and Subadvisory Agreement Rate.

40	U.S. Core Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock U.S. Core Fund held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

Semiannual report | U.S. Core Fund	41

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.596%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.724%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	898,007.6870	86.283%	95.337%
Against	5,127.1830	.493%	.544%
Abstain	2,886.0000	.277%	.306%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3H PASSED ON APRIL 16, 2009.

3. Approval of the following changes to the Fund’s fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	898,411.4630	86.321%	95.379%
Against	2,920.4070	.281%	.310%
Abstain	4,689.0000	.451%	.498%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

3B. Revise: Diversification

Affirmative	899,085.4630	86.386%	95.451%
Against	2,246.4070	.216%	.238%
Abstain	4,689.0000	.451%	.498%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

42	U.S. Core Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	897,501.8700	86.234%	95.282%
Against	3,830.0000	.368%	.407%
Abstain	4,689.0000	.451%	.498%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

3D. Revise: Real Estate

Affirmative	898,175.8700	86.299%	95.354%
Against	3,156.0000	.303%	.335%
Abstain	4,689.0000	.451%	.498%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

3E. Revise: Loans

Affirmative	896,800.4630	86.167%	95.208%
Against	4,531.4070	.435%	.481%
Abstain	4,689.0000	.451%	.498%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

3F. Revise: Senior Securities

Affirmative	898,175.8700	86.300%	95.355%
Against	4,959.0000	.476%	.526%
Abstain	2,886.0000	.277%	.306%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

3G. Eliminate: Margin Investment

Affirmative	900,888.4630	86.560%	95.643%
Against	2,246.4070	.216%	.238%
Abstain	2,886.0000	.277%	.306%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

3H. Eliminate: Short Selling

Affirmative	900,888.4630	86.560%	95.643%
Against	871.0000	.084%	.092%
Abstain	4,261.4070	.409%	.452%
Broker Non-Vote	35,918.0000	3.451%	3.813%
TOTAL	941,938.8700	90.504%	100.000%

Semiannual report | U.S. Core Fund	43

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009.

4. Revision to the Trust’s merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.826%	85.076%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,522,942.9930	79.724%	100.000%

44	U.S. Core Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Andrew G. Arnott‡	Legal counsel
Chief Operating Officer	K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Michael J. Leary
Treasurer
Charles A. Rizzo
Chief Financial Officer

* Member of the Audit Committee

†† Member of the Audit Committee effective 9-1-09

† Non-Independent Trustee

‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | U.S. Core Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.	650SA 8/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/09

John Hancock
MUTUAL FUNDS

John Hancock
International Core Fund

Semiannual Report
8.31.09

A look at performance

For the period ended August 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A1	9-16-05	–21.00	—	—	–0.82	37.73	–21.00	—	—	–3.22

B	6-12-06	–21.16	—	—	–3.83	39.50	–21.16	—	—	–11.83

C	6-12-06	–18.18	—	—	–3.08	43.50	–18.18	—	—	–9.62

I2	6-12-06	–16.45	—	—	–1.95	45.37	–16.45	—	—	–6.16

R1[2]	6-12-06	–16.90	—	—	–2.52	44.93	–16.90	—	—	–7.89

R3[2]	5-22-09	—	—	—	—	—	—	—	—	14.70

R4[2]	5-22-09	—	—	—	—	—	—	—	—	14.79

R5[2]	5-22-09	—	—	—	—	—	—	—	—	14.92

1[2]	11-6-06	–16.34	—	—	–6.26	45.35	–16.34	—	—	–16.66

NAV[2]	8-29-06	–16.26	—	—	–4.74	45.43	–16.26	—	—	–13.59

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.60%, Class B — 2.30%, Class C — 2.30%, Class I — 1.12%, Class R1 — 2.00%, Class R3 — 1.90%, Class R4 — 1.60% and Class R5 — 1.30%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.75%, Class B — 2.75%, Class C — 2.59%, Class I — 2.37%, Class R1 — 15.16%, Class R3 — 15.31%, Class R4 — 15.01% and Class R5 — 14.71%. The net and gross expenses for Class NAV and Class 1 are the same and are 1.10% and 1.04%, respectively. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 On June 9, 2006, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. For periods prior to June 12, 2006, the performance shown reflects the performance of the predecessor fund. Class A shares have expenses that are higher than the predecessor fund’s Class III shares. Had the performance for periods prior to June 12, 2006 reflected the expenses of Class A shares, performance would be lower.

2 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

6	International Core Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Core Fund Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$9,038	$8,817	$9,361

C3	6-12-06	9,038	9,038	9,361

I4	6-12-06	9,384	9,384	9,361

R1[4]	6-12-06	9,211	9,211	9,361

R3[4]	5-22-09	11,470	11,470	11,774

R4[4]	5-22-09	11,479	11,479	11,774

R5[4]	5-22-09	11,492	11,492	11,774

1[4]	11-6-06	8,334	8,334	8,322

NAV[4]	8-29-06	8,641	8,641	8,708

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively, as of August 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes. Returns are calculated and presented net of withholding tax. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On June 9, 2006, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. For periods prior to June 12, 2006, the performance shown reflects the performance of the predecessor fund. Class A shares have expenses that are higher than the predecessor fund’s Class III shares. Had the performance for periods prior to June 12, 2006 reflected the expenses of Class A shares, performance would be lower.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

Semiannual report | International Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,449.80	$10.25

Class B	1,000.00	1,445.00	14.54

Class C	1,000.00	1,445.00	14.54

Class I	1,000.00	1,453.70	6.74

Class R1	1,000.00	1,449.30	11.24

Class 1	1,000.00	1,453.50	6.86

Class NAV	1,000.00	1,454.30	6.50

For the classes noted below, the example assumes an account value of $1,000 on May 22, 2009 with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 5-22-09	on 8-31-09	period ended 8-31-09[2]

Class R3	1,000.00	$1,147.00	$5.76

Class R4	1,000.00	1,147.90	4.86

Class R5	1,000.00	1,149.20	3.99

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[3]

Class A	$1,000.00	$1,016.80	$8.44

Class B	1,000.00	1,013.30	11.98

Class C	1,000.00	1,013.30	11.98

Class I	1,000.00	1,019.70	5.55

Class R1	1,000.00	1,016.00	9.25

Class R3	1,000.00	1,015.50	9.75

Class R4	1,000.00	1,017.00	8.24

Class R5	1,000.00	1,018.50	6.77

Class 1	1,000.00	1,019.60	5.65

Class NAV	1,000.00	1,019.90	5.35

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.66%, 2.36%, 2.36%, 1.09%, 1.82%, 1.11% and 1.05% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.92%, 1.62% and 1.32% for Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 102/365 (to reflect the one-half year period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Core Fund	9

Portfolio summary

Top 10 holdings[1]

GlaxoSmithKline PLC	3.9%	BNP Paribas SA	1.4%

Sanofi-Aventis SA	2.8%	Roche Holdings AG	1.4%

Novartis AG	2.8%	Nestle SA	1.3%

AstraZeneca PLC	2.3%	ENI SpA	1.2%

Barclays PLC	1.9%	Nissan Motor Co., Ltd.	1.1%

Sector composition[2,3]

Financials	22%	Industrials	6%

Health care	16%	Telecommunication services	6%

Consumer discretionary	14%	Utilities	5%

Consumer staples	9%	Information technology	4%

Energy	8%	Short-term investments & other	4%

Materials	6%

1 As a percentage of net assets on August 31, 2009. Excludes cash and cash equivalents.

2 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on August 31, 2009.

10	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-09 (unaudited)

	Shares	Value

Common stocks 95.86%		$938,926,045

(Cost $1,012,756,019)

Australia 3.25%		31,839,526

Australia & New Zealand Banking Group, Ltd.	233,994	4,207,448

BGP Holdings PLC (I)	2,714,128	4

BlueScope Steel, Ltd.	457,237	1,095,252

Foster’s Group, Ltd.	446,603	2,067,625

Goodman Fielder, Ltd.	400,865	519,986

GPT Group	2,714,128	1,406,277

Macquarie Group, Ltd.	31,815	1,364,129

Macquarie Infrastructure Group	795,372	893,496

Mirvac Group	823,337	1,033,381

National Australia Bank, Ltd.	155,502	3,740,582

Newcrest Mining, Ltd.	45,748	1,162,496

Origin Energy, Ltd.	55,368	714,092

QBE Insurance Group, Ltd. (L)	49,109	949,017

Stockland Corp., Ltd.	657,314	2,091,148

Suncorp-Metway Ltd. (L)	282,037	1,863,193

TABCORP Holdings, Ltd.	200,677	1,137,414

Telstra Corp., Ltd.	480,934	1,324,832

Woodside Petroleum, Ltd.	100,488	4,145,901

Woolworths, Ltd.	89,670	2,123,253

Austria 0.10%		944,184

OMV AG	23,935	944,184

Belgium 1.73%		16,963,553

Anheuser-Busch InBev NV	125,061	5,402,170

Belgacom SA	57,121	2,142,948

Colruyt SA	6,615	1,517,928

Delhaize Group	26,789	1,798,520

Dexia SA (I)	228,231	1,955,840

Fortis Group SA (I)	457,473	1,960,853

Mobistar SA	17,902	1,153,755

Solvay SA	9,791	1,031,539

Bermuda 0.06%		593,413

Lancashire Holdings Ltd.	78,755	593,413

Canada 2.87%		28,148,541

Bank of Montreal	102,400	4,957,479

Bank of Nova Scotia Halifax	30,300	1,269,293

See notes to financial statements

Semiannual report | International Core Fund	11

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Canada (continued)

Barrick Gold Corp.	17,400	$600,477

Canadian Imperial Bank of Commerce	13,700	804,042

Canadian National Railway Co.	20,600	995,800

Canadian Pacific Railway, Ltd.	30,900	1,479,587

IGM Financial, Inc.	41,500	1,550,445

Magna International, Inc.	37,400	1,694,487

Metro, Inc.	35,300	1,191,123

National Bank of Canada	66,765	3,747,622

Penn West Energy Trust (L)	32,500	418,886

RONA, Inc. (I)	32,800	420,655

Sun Life Financial, Inc.	59,600	1,763,910

Suncor Energy, Inc.	159,744	4,886,802

Teck Resources, Ltd. (I)	57,900	1,397,322

Toronto-Dominion Bank	15,700	970,611

Denmark 0.43%		4,198,600

Novo Nordisk AS	68,703	4,198,600

Finland 0.66%		6,480,902

Neste Oil Oyj	71,913	1,197,237

Nokia AB Oyj	170,959	2,395,654

Outokumpu Oyj	56,829	1,207,111

Rautaruukki Oyj	24,529	574,627

Sampo Oyj, A Shares	46,082	1,106,273

France 9.30%		91,091,590

Air France-KLM (I)	35,593	546,232

BNP Paribas SA	167,564	13,522,700

Carrefour SA	20,488	966,955

Casino Guichard Perrachon SA	12,198	924,605

Cie de Saint-Gobain SA	37,846	1,704,995

Dassault Systemes SA	24,363	1,248,245

Essilor International SA	35,630	1,925,646

European Aeronautic Defence and Space Co.	44,104	916,766

Eutelsat Communications	22,738	608,495

France Telecom SA (L)	175,509	4,474,521

GDF Suez	25,769	1,088,174

Gemalto NV	29,825	1,241,831

Hermes International (L)	21,836	3,238,929

Iliad SA	5,256	539,347

L’Oreal SA	24,156	2,382,443

Lafarge SA	11,495	980,853

Nexans SA	8,267	606,180

Pernod-Ricard SA	6,882	536,697

PPR	8,976	1,045,156

PSA Peugeot Citroen SA (I)	64,252	1,868,208

Publicis Groupe	24,563	905,678

Renault Regie Nationale SA (I)	74,622	3,377,508

Sanofi-Aventis SA	407,977	27,714,946

SES SA	52,484	1,029,266

Societe Generale	96,419	7,812,840

See notes to financial statements

12	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
France (continued)

STMicroelectronics NV (L)	80,223	$695,619

Technip SA	18,277	1,132,072

Total SA	133,355	7,666,770

Wendel	8,230	389,913

Germany 4.44%		43,468,997

Adidas AG	28,957	1,367,144

Allianz SE	5,512	637,449

BASF SE	35,646	1,864,088

Bayerische Motoren Werke (BMW) AG	70,413	3,214,402

Beiersdorf AG	9,776	496,865

Deutsche Bank AG	80,093	5,457,164

Deutsche Post AG	57,997	1,003,146

Deutsche Telekom AG	317,263	4,228,785

E.ON AG	56,975	2,414,394

Fresenius Medical Care AG & Co. KGaA (L)	21,495	966,629

Hannover Rueckversicherung AG (I)	44,343	1,954,564

Heidelberger Druckmaschinen AG (I)	37,033	322,947

Infineon Technologies AG (I)	191,709	1,010,458

Kloeckner & Co. SE (I)	32,668	874,503

Metro AG	16,169	878,483

MTU Aero Engines Holding AG	22,230	939,839

Muenchener Rueckversicherungs AG	5,387	803,614

Norddeutsche Affinerie AG	39,699	1,514,454

Puma AG	4,742	1,345,090

RWE AG	12,101	1,122,547

Salzgitter AG	27,016	2,571,696

SAP AG	95,250	4,653,416

Software AG	11,996	918,953

Suedzucker AG	54,077	1,054,796

ThyssenKrupp AG	40,036	1,364,934

Vossloh AG	4,139	488,637

Greece 0.89%		8,670,862

Alpha Bank AE (I)	92,021	1,531,382

Marfin Investment Group SA (I)	88,814	345,051

National Bank of Greece SA (I)	115,699	3,643,246

OPAP SA	99,459	2,427,216

Public Power Corp. (I)	30,741	723,967

Hong Kong 1.48%		14,506,424

CLP Holdings, Ltd.	804,199	5,380,549

Esprit Holdings, Ltd.	199,100	1,208,775

Hong Kong & China Gas Co., Ltd.	841,300	1,820,785

Hong Kong Electric Holdings, Ltd.	627,854	3,506,025

Hong Kong Exchange & Clearing Ltd.	100,700	1,757,118

Yue Yuen Industrial Holdings, Ltd.	319,218	833,172

Ireland 0.66%		6,443,949

C&C Group PLC	84,869	317,138

CRH PLC	131,805	3,393,835

DCC PLC	14,233	344,997

See notes to financial statements

Semiannual report | International Core Fund	13

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Ireland (continued)

Experian PLC	171,904	$1,440,681

Kerry Group PLC	36,190	947,298

Italy 4.35%		42,557,965

Ansaldo STS SpA	46,020	931,087

Banca Monte dei Paschi di Siena SpA	339,471	715,756

Bulgari SpA	90,670	658,441

Enel SpA	701,043	4,129,871

ENI SpA	505,589	12,002,525

Italcementi SpA	33,795	262,148

Luxottica Group SpA	41,260	1,002,416

Mediaset SpA	299,934	1,981,110

Parmalat SpA	517,925	1,331,247

Saipem SpA	52,511	1,409,629

Snam Rete Gas SpA	418,198	1,944,441

Telecom Italia SpA	1,751,673	2,835,568

Telecom Italia SpA RSP	1,781,399	2,020,180

Terna-Rete Elettrica Nationale SpA	403,582	1,487,757

UniCredit SpA (I)	2,704,019	9,845,789

Japan 25.80%		252,703,704

ABC–Mart, Inc.	15,900	461,098

Aeon Credit Service Co. Ltd.	22,500	252,949

Aiful Corp. (L)	195,500	583,042

Aisin Seiki Co., Ltd.	57,700	1,436,086

Alps Electric Co., Ltd.	98,346	592,174

Asahi Glass Company, Ltd.	109,000	942,460

Asahi Kasei Corp.	311,000	1,491,349

Astellas Pharma, Inc.	85,700	3,423,640

Bank of Yokohama, Ltd.	157,000	881,215

Bridgestone Corp.	25,500	463,342

Canon, Inc.	40,400	1,539,720

Chubu Electric Power Co., Inc.	88,100	2,044,870

Chugai Pharmaceutical Co.,Ltd.	49,600	1,012,577

Chugoku Electric Power Co., Inc.	22,500	494,623

Circle K Sunkus Co., Ltd.	28,100	456,728

Cosmo Oil Co., Ltd.	373,000	1,140,596

Culture Convenience Club Co., Ltd. (L)	121,200	896,589

Daiei, Inc. (I)(L)	119,800	529,387

Daiichi Sankyo Co., Ltd.	43,353	924,604

Daikyo Inc. (I)(L)	254,000	654,150

Daito Trust Construction Co., Ltd.	36,900	1,751,689

Daiwa Securities Group, Inc.	293,000	1,817,005

Denso Corp.	53,600	1,547,849

Don Quijote Co., Ltd.	48,900	1,172,689

Dowa Holdings Co., Ltd.	263,000	1,469,744

Ebara Corp. (I)	152,000	680,410

Eisai Co., Ltd.	42,880	1,572,470

Electric Power Development Co., Ltd.	37,900	1,150,876

Elpida Memory, Inc. (L)	80,400	1,246,594

See notes to financial statements

14	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Japan (continued)

FamilyMart Co., Ltd.	15,300	$473,456

Fast Retailing Co., Ltd.	36,900	4,403,495

Fuji Heavy Industries, Ltd.	366,116	1,569,827

Fuji Oil Co., Ltd.	41,800	585,728

FUJIFILM Holdings Corp.	25,800	768,724

Fujikura, Ltd.	154,000	805,897

Fujitsu, Ltd.	109,000	734,426

Furukawa Electric Co., Ltd.	108,000	475,495

GS Yuasa Corp. (L)	144,000	1,250,064

Hankyu Hanshin Holdings, Inc.	153,000	731,789

Hanwa Co., Ltd.	197,000	773,413

Haseko Corp. (I)	1,495,000	1,673,939

Hikari Tsushin, Inc. (L)	35,200	757,046

Hirose Electric Co., Ltd.	12,000	1,475,592

Hitachi Construction Machinery Co., Ltd.	40,600	817,932

Hitachi, Ltd.	281,000	984,093

Hokkaido Electric Power Co., Inc.	68,899	1,420,787

Honda Motor Co., Ltd.	321,912	10,099,423

Ibiden Co., Ltd. (L)	37,200	1,314,012

INPEX Corp.	189	1,533,157

Iseki & Co., Ltd. (I)	193,000	878,695

ITOCHU Techno-Solutions Corp.	325,000	2,288,241

JFE Holdings, Inc. (I)	91,200	3,161,793

Kajima Corp.	367,000	1,024,806

Kakaku.com, Inc.	289	1,080,334

Kansai Electric Power Co. Inc.	68,200	1,568,259

Kao Corp.	160,050	4,061,465

Kawasaki Kisen Kaisha Ltd.	373,000	1,637,441

Kenedix, Inc. (I)(L)	1,013	483,563

Kintetsu Corp.	139,000	602,252

Komatsu Ltd.	52,700	943,937

Konami Corp.	45,523	896,070

Kyocera Corp.	8,400	699,048

Kyushu Electric Power Co., Inc.	71,880	1,587,798

Lawson, Inc.	32,400	1,401,444

Leopalace21 Corp.	105,700	951,589

Marubeni Corp.	485,824	2,400,335

Matsui Securities Co., Ltd. (L)	120,700	1,112,200

Mazda Motor Corp.	745,000	2,049,043

Mitsubishi Chemical Holdings Corp., ADR	360,500	1,629,833

Mitsubishi Corp.	113,495	2,264,030

Mitsubishi Motors Corp. (I)	286,000	515,570

Mitsubishi UFJ Financial Group, Inc.	639,200	4,055,042

Mitsubishi UFJ Lease & Finance Co., Ltd. (L)	48,030	1,511,709

Mitsui Mining & Smelting Co., Ltd. (I)	568,000	1,601,508

Mitsui OSK Lines, Ltd.	403,000	2,568,377

Mizuho Financial Group, Inc.	1,784,800	4,348,775

Net One Systems Co., Ltd.	323	528,988

See notes to financial statements

Semiannual report | International Core Fund	15

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
Japan (continued)

NGK Insulators Ltd.	49,000	$1,144,121

Nikon Corp.	23,000	395,177

Nintendo Co., Ltd.	4,400	1,186,628

Nippon Electric Glass Co., Ltd.	77,000	794,433

Nippon Mining Holdings, Inc.	705,000	3,491,040

Nippon Oil Corp.	711,000	4,043,459

Nippon Paper Group, Inc.	39,700	1,165,007

Nippon Telegraph & Telephone Corp.	101,000	4,491,933

Nippon Yakin Kogyo Co., Ltd.	154,000	890,231

Nippon Yusen Kabushiki Kaisha	440,000	1,891,121

Nissan Motor Co., Ltd. (I)	1,480,900	10,329,173

Nisshin Seifun Group, Inc.	37,000	489,308

Nisshinbo Industries, Inc.	76,000	883,450

Nitori Co., Ltd.	20,900	1,615,981

Nitto Denko Corp.	46,100	1,389,202

Nomura Holdings, Inc.	133,800	1,173,505

NTT DoCoMo, Inc.	3,450	5,309,110

Obayashi Corp.	256,000	1,151,892

Odakyu Electric Railway Co., Ltd.	119,000	1,069,749

OJI Paper Co., Ltd.	239,000	1,127,047

Oriental Land Co, Ltd.	23,800	1,609,016

ORIX Corp. (L)	63,660	4,865,705

Osaka Gas Co., Ltd.	974,120	3,371,365

Pacific Metals Co., Ltd.	259,000	2,155,401

Point, Inc.	21,860	1,336,474

Rakuten, Inc.	1,568	947,263

Resona Holdings, Inc. (L)	261,500	3,554,959

Ricoh Co., Ltd.	124,000	1,789,893

Rohm Co., Ltd.	17,400	1,167,503

Ryohin Keikaku Co., Ltd.	28,700	1,308,359

SANKYO Co., Ltd.	38,600	2,427,337

SEGA SAMMY HOLDINGS, Inc.	200,300	2,609,401

Seven & I Holdings Co., Ltd.	327,300	7,920,554

Sharp Corp.	157,000	1,803,369

Shikoku Electric Power Co. Inc.	10,000	308,814

Shimamura Co., Ltd.	10,000	895,509

Shin-Etsu Chemical Co., Ltd.	37,700	2,218,826

Showa Shell Sekiyu K.K.	139,200	1,451,426

Softbank Corp.	62,400	1,392,218

Sojitz Corp.	960,300	2,036,655

Sumco Corp.	109,400	2,221,035

Sumitomo Corp.	224,000	2,280,367

Sumitomo Electric Industries, Ltd.	195,900	2,515,892

Sumitomo Metal Industries, Ltd.	715,000	1,778,019

Sumitomo Metal Mining Co., Ltd.	167,000	2,551,008

Sumitomo Trust & Banking Co., Ltd.	519,841	3,154,169

Suzuki Motor Corp.	64,400	1,529,080

Taisei Corp.	614,000	1,340,453

See notes to financial statements

16	International Core Fund | Semiannual report

F I N A N C I A L S T A T E M E N T S

	Shares	Value
Japan (continued)

Taisho Pharmaceutical Co., Ltd.	39,790	$779,940

Taiyo Yuden Co., Ltd.	48,000	569,511

Takeda Pharmaceutical Co., Ltd.	124,089	4,999,005

Takefuji Corp. (L)	84,340	428,911

Tohoku Electric Power Co., Inc.	57,100	1,234,279

Tokyo Electric Power Co., Inc.	157,300	4,099,001

Tokyo Electron, Ltd.	23,900	1,289,550

Tokyo Gas Co., Ltd.	639,397	2,560,081

Tokyo Steel Manufacturing Co., Ltd.	94,900	1,243,958

Tokyo Tatemono Co., Ltd.	165,000	967,668

TonenGeneral Sekiyu K.K.	107,133	1,022,454

Tosoh Corp.	420,000	1,217,154

Toyo Suisan Kaisha, Ltd.	40,000	1,019,077

Toyota Motor Corp.	75,800	3,232,434

Toyota Tsusho Corp.	84,400	1,358,603

UNICHARM Corp.	9,400	842,130

UNY Co., Ltd.	156,000	1,315,738

USS Co., Ltd.	19,210	1,203,782

Yahoo! Japan Corp.	2,566	873,248

Yamada Denki Co., Ltd.	16,570	1,124,985

Yamaha Motor Co., Ltd.	76,000	889,975

Yamazaki Baking Co., Ltd.	54,000	729,618

Netherlands 2.53%		24,807,193

Aegon NV (I)	470,414	3,563,567

ArcelorMittal	69,310	2,499,868

Heineken NV (L)	66,216	2,796,384

ING Groep NV (I)	607,758	9,197,089

Koninklijke Ahold NV	219,800	2,579,827

Koninklijke DSM NV	39,132	1,429,149

Reed Elsevier NV	86,159	914,482

Unilever NV	65,341	1,826,827

New Zealand 0.34%		3,360,259

Fletcher Building Ltd.	268,789	1,448,386

Telecom Corp. of New Zealand, Ltd.	1,018,529	1,911,873

Norway 0.14%		1,331,055

Den Norske Bank ASA (I)	129,700	1,331,055

Papua New Guinea 0.08%		809,099

Lihir Gold Ltd. (I)	348,307	809,099

Portugal 0.11%		1,118,531

Portugal Telecom SGPS SA	108,121	1,118,531

Singapore 1.30%		12,748,623

Golden Agri-Resources Ltd. (I)	1,283,000	422,302

Neptune Orient Lines, Ltd. (L)	896,854	1,000,466

Oversea-Chinese Banking Corp. Ltd.	260,000	1,395,195

SembCorp Marine, Ltd.	867,573	1,857,984

Singapore Exchange, Ltd.	252,000	1,460,347

Singapore Press Holdings, Ltd.	815,000	2,068,504

See notes to financial statements

Semiannual report | International Core Fund	17

F I N A N C I A L S T A T E M E N T S

	Shares	Value
Singapore (continued)

Singapore Telecommunications, Ltd.	1,475,350	$3,212,579

United Overseas Bank, Ltd.	115,000	1,331,246

Spain 2.97%		29,055,377

ACS, Actividades de Construccion y Servicios SA	8,513	439,239

Banco Bilbao Vizcaya Argentaria SA	209,053	3,729,135

Banco Popular Espanol SA	203,589	2,194,221

Banco Santander SA	533,393	8,227,139

Gas Natural SDG SA	34,913	734,862

Industria de Diseno Textil SA	38,534	2,100,918

Repsol YPF SA	146,689	3,646,051

Telefonica SA	316,208	7,983,812

Sweden 2.73%		26,760,796

Boliden AB	319,264	3,289,991

Electrolux AB, Series B (I)	56,659	1,179,192

Hennes & Mauritz AB, B Shares	147,376	8,176,951

Investor AB	25,380	473,733

Modern Times Group AB, B Shares	20,148	824,099

Nordea Bank AB	291,330	3,060,302

SKF AB, B Shares	85,200	1,305,638

Svenska Cellulosa AB, B Shares	60,030	784,809

Svenska Handelsbanken AB, Series A	113,785	2,990,894

Swedbank AB, A Shares (I)(L)	85,287	894,616

Telefonaktiebolaget LM Ericsson	394,047	3,780,571

Switzerland 7.74%		75,795,699

Actelion, Ltd. (I)	12,288	709,821

Compagnie Financiere Richemont SA, BR Shares	82,850	2,265,464

Credit Suisse Group AG	117,752	6,001,518

Lonza Group AG	4,227	415,304

Nestle SA	306,307	12,731,085

Novartis AG	596,569	27,701,151

Roche Holdings AG	83,524	13,290,594

Swatch Group AG, BR Shares	9,939	2,151,670

Swisscom AG	4,187	1,447,912

Syngenta AG	4,967	1,168,287

Synthes AG	28,074	3,290,144

UBS AG (I)	215,450	3,983,857

Zurich Financial Services AG	2,898	638,892

United Kingdom 21.90%		214,527,203

3i Group PLC	186,937	917,082

Amlin PLC	212,513	1,266,383

Antofagasta PLC	111,214	1,374,500

Associated British Foods PLC	72,355	940,068

AstraZeneca PLC	495,770	22,843,819

Autonomy Corp. PLC (I)	116,921	2,458,773

BAE Systems PLC	80,074	404,627

Barclays PLC (I)	2,976,173	18,241,775

BG Group PLC	334,526	5,518,584

BP PLC	392,472	3,378,127

See notes to financial statements

18	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

United Kingdom (continued)

British American Tobacco PLC	199,193	$6,056,717

BT Group PLC	1,122,580	2,543,780

Burberry Group PLC	190,535	1,491,328

Cable & Wireless PLC	382,709	919,227

Cadbury PLC	256,156	2,415,110

Capita Group PLC	180,862	2,000,012

Carnival PLC	19,643	600,118

Centrica PLC	308,637	1,261,322

Cobham PLC	567,123	1,858,913

Compass Group PLC	127,500	677,970

Daily Mail & General Trust PLC	54,806	346,237

Diageo PLC	257,733	4,002,298

Drax Group PLC	172,080	1,336,015

DSG International PLC	1,854,864	835,105

GlaxoSmithKline PLC	1,962,021	38,408,654

Home Retail Group PLC	484,854	2,448,208

HSBC Holdings PLC	286,507	3,130,156

Imperial Tobacco Group PLC	38,643	1,084,056

J Sainsbury PLC	152,396	808,690

Kazakhmys PLC (I)	66,674	1,058,431

Kingfisher PLC	584,905	2,007,479

Ladbrokes PLC	276,713	872,548

Lloyds Banking Group PLC	2,988,569	5,401,998

Marks & Spencer Group PLC	328,541	1,807,847

Next PLC	89,833	2,382,383

Old Mutual PLC (I)	317,965	481,918

Pearson PLC	151,743	1,845,678

Petrofac, Ltd.	28,137	399,658

Reckitt Benckiser Group PLC	131,846	6,106,696

Reed Elsevier PLC	249,449	1,815,536

Royal Bank of Scotland Group PLC	1,481,217	1,386,236

Royal Dutch Shell PLC, A Shares	351,116	9,720,735

Royal Dutch Shell PLC, B Shares	275,847	7,499,592

RSA Insurance Group PLC	383,744	811,845

SABMiller PLC	27,938	647,392

Sage Group PLC	396,871	1,419,047

Scottish & Southern Energy PLC	106,393	1,933,470

Signet Jewelers, Ltd.	57,487	1,357,222

Smith & Nephew PLC	186,551	1,585,580

Standard Chartered PLC	170,038	3,859,441

Taylor Wimpey PLC	1,579,650	1,333,358

Tesco PLC	408,582	2,501,582

Thomson Reuters PLC	27,746	872,644

Travis Perkins PLC	65,076	848,167

Trinity Mirror PLC	121,182	269,026

Tullow Oil PLC	133,508	2,327,797

Unilever PLC	78,657	2,141,411

United Utilities Group PLC	132,504	973,484

See notes to financial statements

Semiannual report | International Core Fund	19

F I N A N C I A L   S T A T E M E N T S

	Shares	Value
United Kingdom (continued)

Vedanta Resources PLC	39,463	$1,140,647

Vodafone Group PLC	4,591,504	9,897,444

William Hill PLC	320,207	961,373

Wolseley PLC (I)	121,350	2,837,846

WPP PLC	71,139	597,992

Xstrata PLC	291,253	3,856,046

		Shares	Value

Preferred stocks 0.14%			$1,404,407

(Cost $1,320,475)

Germany 0.14%			1,404,407

Bayerische Motoren Werke (BMW) AG		9,567	287,503

Fresenius SE		7,239	408,981

Henkel AG & Co. KGaA		17,909	707,923

Rights 0.06%			$577,043

(Cost $468,439)

Italy 0.06%			$577,043

Finmeccanica SpA (I)		36,056	577,043

Belgium 0.00%			—

Fortis (I)		286,314	—

Short-term investments 5.62%			$55,017,178

(Cost $55,016,265)
		Par value	Value
Repurchase Agreement 2.42%			23,660,000

Repurchase Agreement with State Street Corp.
dated 8-31-09 at 0.07% to be repurchased
at $23,660,046 on 9-1-09, collateralized
by $22,770,000 Federal Home Loan
Bank, 4.375% due 10-22-10 (valued at
$24,136,200, including interest).		$23,660,000	23,660,000

	Rate	Shares	Value
Cash Equivalents 3.20%			31,357,178

John Hancock Collateral Investment Trust(T)(W)	0.3900% (Y)	3,132,178	31,357,178

Total investments (Cost $1,069,561,198)† 101.68%			$995,924,673

Other assets and liabilities, net (1.68%)			($16,423,027)

Total net assets 100.00%			$979,501,646

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

See notes to financial statements

20	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

(L) All or a portion of this security is on loan as of August 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annualized seven-day yield as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,078,277,771. Net unrealized depreciation aggregated $82,353,098, of which $66,408,717 related to appreciated investment securities and $148,761,815 related to depreciated investment securities.

See notes to financial statements

Semiannual report | International Core Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,014,544,933)
including $29,752,322 of securities loaned (Note 2)	$940,907,495
Investments in affiliated issuers, at value (Cost $31,356,265) (Note 2)	31,357,178
Repurchase agreement, at value (Cost $23,660,000) (Note 2)	23,660,000

Total investments, at value (Cost $1,069,561,198)	995,924,673
Cash	3,828,950
Cash collateral at broker for futures contracts	11,743,405
Foreign currency, at value (Cost $596,805)	599,036
Receivable for forward foreign currency exchange contracts (Note 3)	1,537,313
Receivable for fund shares sold	264,075
Dividends and interest receivable	2,533,260
Receivable for security lending income	64,065
Other receivables	95,762

Total assets	1,016,590,539

Liabilities

Payable for investments purchased	3,828,572
Payable for forward foreign currency exchange contracts (Note 3)	171,270
Payable for fund shares repurchased	676,824
Payable upon return of securities loaned (Note 2)	31,295,963
Payable for futures variation margin	69,041
Payable to affiliates
Accounting and legal services fees	17,725
Transfer agent fees	93,128
Distribution and service fees	111
Investment management fees	303,423
Other liabilities and accrued expenses	632,836

Total liabilities	37,088,893

Net assets

Capital paid-in	$1,245,567,085
Accumulated undistributed net investment income	17,366,218
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(214,730,078)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	(68,701,579)

Net assets	$979,501,646

See notes to financial statements

22	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($97,624,315 ÷ 3,653,375 shares)	$26.72
Class B ($8,053,869 ÷ 303,570 shares) [1]	$26.53
Class C ($5,787,711 ÷ 218,145 shares) [1]	$26.53
Class I ($84,774,129 ÷ 3,160,375 shares)	$26.82
Class R1 ($154,816 ÷ 5,818 shares)	$26.61
Class R3 ($28,676 ÷ 1,072 shares)	$26.76[2]
Class R4 ($28,700 ÷ 1,072 shares)	$26.78[2]
Class R5 ($28,724 ÷ 1,072 shares)	$26.81[2]
Class 1 ($46,450,496 ÷ 1,729,102 shares)	$26.86
Class NAV ($736,570,210 ÷ 27,426,831 shares)	$26.86

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[3]	$28.13

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2009.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | International Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-091

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$18,833,495
Securities lending	1,127,283
Interest	7,473
Less foreign taxes withheld	(1,705,473)

Total investment income	18,262,778

Expenses

Investment management fees (Note 6)	3,911,327
Distribution and service fees (Note 6)	196,793
Transfer agent fees (Note 6)	299,284
Accounting and legal services fees (Note 6)	28,290
Trustees’ fees (Note 7)	54,580
State registration fees (Note 6)	44,067
Printing and postage fees (Note 6)	43,343
Custodian fees	460,965
Proxy fees	244,840
Other	18,891

Total expenses	5,302,380
Less expense reductions (Note 6)	(324,930)

Net expenses	4,977,450

Net investment income	13,285,328

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(126,605,812)
Investments in affiliated underlying funds	60,302
Futures contracts (Note 3)	(4,244,913)
Foreign currency transactions	1,953,235
(128,837,188)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	426,762,199
Investments in affiliated underlying funds	913
Futures contracts (Note 3)	9,325,056
Translation of assets and liabilities in foreign currencies	3,398,321
439,486,489
Net realized and unrealized gain	310,649,301

Increase in net assets from operations	$323,934,629

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

24	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	8-31-09[1]	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$13,285,328	$34,161,710
Net realized loss	(128,837,188)	(69,102,099)
Change in net unrealized appreciation (depreciation)	439,486,489	(562,464,980)

Increase (decrease) in net assets resulting from operations	323,934,629	(597,405,369)

Distributions to shareholders

From net investment income
Class A	—	(4,321,830)
Class B	—	(472,033)
Class C	—	(317,559)
Class I	—	(74,417)
Class R1	—	(6,065)
Class 1	—	(2,869,724)
Class NAV	—	(47,361,960)
From net realized gain
Class A	—	(3,282,454)
Class B	—	(430,078)
Class C	—	(289,334)
Class I	—	(50,482)
Class R1	—	(4,617)
Class 1	—	(1,934,564)
Class NAV	—	(31,534,234)

Total distributions	—	(92,949,351)

From Fund share transactions (Note 8)	(47,018,738)	263,717,872

Total increase (decrease)	276,915,891	(954,072,592)

Net assets

Beginning of period	702,585,755	1,656,658,347

End of period	$979,501,646	$702,585,755

Accumulated undistributed net investment income	$17,366,218	$4,080,890

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

Semiannual report | International Core Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]	2-28-06[3]

Per share operating performance

Net asset value, beginning of period	$18.43	$39.06	$43.30	$36.26	$32.60
Net investment income[4]	0.27	0.76	0.35	0.63	0.19
Net realized and unrealized gain (loss)
on investments	8.02	(18.65)	(0.35)	6.79	3.47

Total from investment operations	8.29	(17.89)	—	7.42	3.66
Less distributions
From net investment income	—	(1.56)	(0.45)	—	—
From net realized gain	—	(1.18)	(3.79)	(0.38)	—
Total distributions	—	(2.74)	(4.24)	(0.38)	—
Net asset value, end of period	$26.72	$18.43	$39.06	$43.30	$36.26
Total return (%)[5,6]	44.98[7]	(47.16)	(0.76)	20.48	11.23[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$98	$54	$130	$12	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98[8,9]	1.75	1.68	2.23	2.22[8]
Expenses net of all fee waivers	1.66[8,9]	1.75	1.65	1.40	0.55[8]
Expenses net of all fee waivers and credits	1.66[8,9]	1.70	1.65	1.40	0.55[8]
Net investment income	2.36[8]	2.33	0.78	1.58	1.23[8]
Portfolio turnover (%)	40	54	50[10]	37	22

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

3 Class A shares began operations on 9-16-05.

4 Based on the average daily shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.05%.

10 Excludes merger activity.

See notes to financial statements

26	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance
Net asset value, beginning of period	$18.36	$38.80	$43.08	$35.92
Net investment income (loss)[3]	0.20	0.53	—[4]	(0.25)
Net realized and unrealized gain (loss) on investments	7.97	(18.49)	(0.33)	7.79
Total from investment operations	8.17	(17.96)	(0.33)	7.54
Less distributions
From net investment income	—	(1.30)	(0.16)	—
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(2.48)	(3.95)	(0.38)
Net asset value, end of period	$26.53	$18.36	$38.80	$43.08
Total return (%)[5,6]	44.50[7]	(47.53)	(1.48)	21.01[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$7	$20	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.27[8,9]	2.75	2.48	6.83[8]
Expenses net of fee waivers	2.36[8,9]	2.63	2.41	2.39[8]
Expenses net of all fee waivers and credits	2.36[8,9]	2.40	2.40	2.39[8]
Net investment income (loss)	1.77[8]	1.64	—[10]	(0.84)[8]
Portfolio turnover (%)	40	54	50[11]	37

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class B shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.07%.

10 Less than 0.01%.

11 Excludes merger activity.

CLASS C SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$18.36	$38.81	$43.09	$35.92
Net investment income (loss)[3]	0.20	0.55	0.13	(0.24)
Net realized and unrealized gain (loss) on investments	7.97	(18.52)	(0.46)	7.79
Total from investment operations	8.17	(17.97)	(0.33)	7.55
Less distributions
From net investment income	—	(1.30)	(0.16)	—
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(2.48)	(3.95)	(0.38)
Net asset value, end of period	$26.53	$18.36	$38.81	$43.09
Total return (%)[4,5]	44.50[6]	(47.55)	(1.48)	21.04[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$4	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	3.06[7,8]	2.59	2.49	3.72[7]
Expenses net of fee waivers	2.36[7,8]	2.43	2.40	2.39[7]
Expenses net of all fee waivers and credits	2.36[7,8]	2.40	2.40	2.39[7]
Net investment income (loss)	1.72[7]	1.69	0.28	(0.79)[7]
Portfolio turnover (%)	40	54	50[9]	37

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

 2 Class C shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.07%.

9 Excludes merger activity.

See notes to financial statements

Semiannual report | International Core Fund	27

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$18.45	$39.20	$43.43	$35.92
Net investment income[3]	0.26	0.94	0.55	0.16
Net realized and unrealized gain (loss) on investments	8.11	(18.77)	(0.35)	7.73
Total from investment operations	8.37	(17.83)	0.20	7.89
Less distributions
From net investment income	—	(1.74)	(0.64)	—
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(2.92)	(4.43)	(0.38)
Net asset value, end of period	$26.82	$18.45	$39.20	$43.43
Total return (%)[4,5]	45.37[6]	(46.91)	(0.33)	21.99[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$85	$1	$3	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[8]	2.37	2.34	12.52[8]
Expenses net of fee waivers	1.09[8]	1.18	1.18	1.20[8]
Expenses net of all fee waivers and credits	1.09[8]	1.18	1.18	1.20[8]
Net investment income	2.20[8]	2.87	1.24	0.56[8]
Portfolio turnover (%)	40	54	50[9]	37

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class I shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Excludes merger activity.

CLASS R1 SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$18.36	$38.94	$43.19	$35.92
Net investment income (loss)[3]	0.26	0.69	0.66	(0.03)
Net realized and unrealized gain (loss) on investments	7.99	(18.54)	(0.69)	7.68
Total from investment operations	8.25	(17.85)	(0.03)	7.65
Less distributions
From net investment income	—	(1.55)	(0.43)	—
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(2.73)	(4.22)	(0.38)
Net asset value, end of period	$26.61	$18.36	$38.94	$43.19
Total return (%)[4,5]	44.93[6]	(47.16)	(0.82)	21.32[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.48[8,9]	15.16	13.85	20.40[8]
Expenses net of fee waivers	1.82[8,9]	2.10	1.70	1.94[8]
Expenses net of all fee waivers and credits	1.82[8,9]	1.70	1.70	1.94[8]
Net investment income (loss)	2.26[8]	2.21	1.48	(0.10)[8]
Portfolio turnover (%)	40	54	50[10]	37

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class R1 shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.05%.

10 Excludes merger activity.

See notes to financial statements

28	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS R3 SHARES Period ended	8-31-09[1]

Per share operating performance

Net asset value, end of period	$23.33
Net investment income[2]	0.02
Net realized and unrealized gain on investments	3.41
Total from investment operations	3.43
Net asset value, end of period	$26.76
Total return (%)[3]	14.70[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.41[6]
Expenses net of fee waivers	1.92[6]
Expenses net of all fee waivers and credits	1.92[6]
Net investment income	0.32[6]
Portfolio turnover (%)	40

1 Period from 5-22-09 (commencement of operations) to 8-31-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

CLASS R4 SHARES Period ended	8-31-09[1]

Per share operating performance

Net asset value, beginning of period	$23.33
Net investment income[2]	0.04
Net realized and unrealized gain on investments	3.41
Total from investment operations	3.45
Net asset value, end of period	$26.78
Total return (%)[3]	14.79[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.16[6]
Expenses net of fee waivers	1.62[6]
Expenses net of all fee waivers and credits	1.62[6]
Net investment loss	0.62[6]
Portfolio turnover (%)	40

1 Period from 5-22-09 (commencement of operations) to 8-31-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

See notes to financial statements

Semiannual report | International Core Fund	29

F I N A N C I A L   S T A T E M E N T S

CLASS R5 SHARES Period ended	8-31-09[1]

Per share operating performance

Net asset value, beginning of period	$23.33
Net investment income[2]	0.06
Net realized and unrealized gain on investments	3.42
Total from investment operations	3.48
Net asset value, end of period	$26.81
Total return (%)[3]	14.92[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.91[6]
Expenses net of fee waivers	1.32[6]
Expenses net of all fee waivers and credits	1.32[6]
Net investment income	0.92[6]
Portfolio turnover (%)	40

1 Period from 5-22-09 (commencement of operations) to 8-31-09. Unaudited.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

CLASS 1 SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$18.48	$39.22	$43.43	$40.56
Net investment income[3]	0.34	0.93	0.95	0.02
Net realized and unrealized gain (loss) on investments	8.04	(18.74)	(0.72)	3.26
Total from investment operations	8.38	(17.81)	0.23	3.28
Less distributions
From net investment income	—	(1.75)	(0.65)	(0.03)
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(2.93)	(4.44)	(0.41)
Net asset value, end of period	$26.86	$18.48	$39.22	$43.43
Total return (%)[4,5]	45.35[6]	(46.83)	(0.25)	8.11[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$46	$34	$74	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[7,8]	1.10	1.16	1.23[7]
Expenses net of fee waivers	1.11[7,8]	1.10	1.14	1.17[7]
Expenses net of all fee waivers and credits	1.11[7,8]	1.10	1.14	1.17[7]
Net investment income	2.96[7]	2.88	2.09	0.16[7]
Portfolio turnover (%)	40	54	50[9]	37

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class 1 shares began operations on 11-6-06.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

9 Excludes merger activity.

See notes to financial statements

30	International Core Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS NAV Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$18.47	$39.21	$43.42	$39.18
Net investment income[3]	0.36	0.99	0.95	0.08
Net realized and unrealized gain (loss) on investments	8.03	(18.78)	(0.70)	4.58
Total from investment operations	8.39	(17.79)	0.25	4.66
Less distributions
From net investment income	—	(1.77)	(0.67)	(0.04)
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(2.95)	(4.46)	(0.42)
Net asset value, end of period	$26.86	$18.47	$39.21	$43.42
Total return (%)[4,5]	45.43[6]	(46.80)	(0.20)	11.90[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$737	$603	$1,415	$1,244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[7,8]	1.04	1.11	1.08[7]
Expenses net of fee waivers	1.05[7,8]	1.04	1.08	1.08[7]
Expenses net of all fee waivers and credits	1.05[7,8]	1.04	1.08	1.08[7]
Net investment income	3.19[7]	3.06	2.09	0.38[7]
Portfolio turnover (%)	40	54	50[9]	37

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class NAV shares began operations on 8-29-06.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

9 Excludes merger activity.

See notes to financial statements

Semiannual report | International Core Fund	31

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock International Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares. Class R3, Class R4 and Class R5 commenced operations on May 22, 2009. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are sold only to certain affiliates of MFC. Class NAV shares are sold to affiliated funds of funds, within the John Hancock funds’ complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

John Hancock USA and affiliates owned 3,461, 1,072, 1,072 and 1,072 shares of beneficial interest of Class R1, Class R3, Class R4 and Class R5 of the Fund on August 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are

32	International Core Fund | Semiannual report

valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by Manulife Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | International Core Fund	33

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009, by major security category or security type. Other financial instruments are derivative instru ments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts are stated at market value.

Investments in Securities	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Australia	—	$31,839,522	$4	$31,839,526
Canada	$28,148,541	—	—	28,148,541
France	—	91,091,590	—	91,091,590
Germany	—	44,873,404	—	44,873,404
Italy	—	43,135,008	—	43,135,008
Japan	—	252,703,704	—	252,703,704
Spain	—	29,055,377	—	29,055,377
Sweden	—	26,760,796	—	26,760,796
Switzerland	—	75,795,699	—	75,795,699
United Kingdom	—	214,527,203	—	214,527,203
Other Countries	—	102,976,647	—	102,976,647
Short Term Investments	31,357,178	23,660,000	—	55,017,178

Total Investments in
Securities	$59,505,719	$936,418,950	$4	$995,924,673
Other Financial
Instruments	3,666,839	1,366,043	—	5,032,882
Totals	$63,172,558	$937,784,993	$4	$1,000,957,555

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

AUSTRALIA

Balance as of February 28, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$4
Net purchases (sales)	—
Transfers in and/out of Level 3	—
Balance as of August 31, 2009	$4

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex- date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at

34	International Core Fund | Semiannual report

the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Semiannual report | International Core Fund	35

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with its custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended August 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $22,481,963 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforwards expire as follows: February 28, 2010 — $3,926,894 and February 28, 2017 — $18,555,069. Availability of a certain amount of the loss carryforwards, which were acquired in previous years due to mergers, may be limited in a given year.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended February 28, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended February 28, 2009, the tax character of distributions paid was as follows: ordinary income $55,423,590 and long-term capital gain $37,525,761. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and Statement

36	International Core Fund | Semiannual report

of Changes in net assets. This disclosure for the period ended August 31, 2009 is presented in accordance with FAS 161.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Notional amounts of futures contracts at August 31, 2009 are representative of futures contracts activities during the period ended August 31, 2009.

Semiannual report | International Core Fund	37

During the period ended August 31, 2009, the Fund used futures to enhance potential gain, hedge anticipated changes in securities markets, as a substitute for securities purchased and maintain the diversity and liquidity of the Portfolio. The following summarizes the open futures contracts held as of August 31, 2009:

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

CAC 40 Index Futures	225	Long	Sep 2009	$11,792,788	$773,875
DAX Index Futures	55	Long	Sep 2009	10,780,487	1,094,834
FTSE 100 Index
Futures	46	Long	Sep 2009	3,683,256	531,150
FTSE MIB Index
Futures	141	Long	Sep 2009	22,700,041	2,734,756
SGX MSCI Singapore
Index Futures	16	Long	Sep 2009	695,319	(8,283)
Topix Index Futures	99	Long	Sep 2009	10,235,142	690,607
AEX Index Futures	2	Short	Sep 2009	(170,140)	(8,323)
ASX SPI 200 Index
Futures	21	Short	Sep 2009	(1,983,917)	(265,983)
Hang Seng Index
Futures	14	Short	Sep 2009	(1,772,297)	73,780
IBEX 35 Index Futures	73	Short	Sep 2009	(11,893,785)	(825,101)
OMX 30 Index
Futures	15	Short	Sep 2009	(190,702)	(8,360)
S&P TSE 60 Index
Futures	193	Short	Sep 2009	(22,981,941)	(1,116,113)
				$20,894,251	$3,666,839

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to the Fund’s securities denominated or generally quoted in a specific currency. The Fund utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or expects to have an exposure. The Fund may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which the Fund is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Fund’s securities are (or are expected to be) denominated and to buy dollars. The amount of the contract would not exceed the market value of the Fund’s portfolio securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss.

38	International Core Fund | Semiannual report

Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the Fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the period ended August 31, 2009, the Fund used foreign currency exchange contracts to gain exposure to foreign currency, enhance potential gains, hedge against anticipated currency exchange rates and to maintain the diversity and liquidity of the portfolio.

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at the period ended August 31, 2009 are representative of the activity during this period:

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT		UNREALIZED
	COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Buys

Euro	10,886,115	$15,381,318	10/23/2009	$225,261

Swedish Krona	88,636,679	12,201,010	10/23/2009	253,714

Swedish Krona	88,636,679	12,262,282	10/23/2009	192,442

Swedish Krona	91,322,639	12,562,249	10/23/2009	269,891

Swiss Franc	16,713,601	15,506,857	10/23/2009	284,680

		$67,913,716		$1,225,988

Sells

Canadian Dollar	15,145,941	$13,716,068	10/23/2009	($120,817)

Euro	2,082,169	3,003,050	10/23/2009	18,006

Hong Kong Dollar	35,758,435	4,615,493	10/23/2009	(325)

Pound Sterling	6,963,144	11,447,269	10/23/2009	112,610

Pound Sterling	6,963,144	11,515,369	10/23/2009	180,709

Singapore Dollar	12,403,425	8,554,676	10/23/2009	(50,128)

		$52,851,925		$140,055

Semiannual report | International Core Fund	39

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at August 31, 2009, by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
FAS 133	LOCATION	LOCATION	VALUE	FAIR VALUE

Interest rate contracts	Payable for futures Futures		$5,899,002	($2,232,163)
	variation margin;
	Net unrealized
	appreciation
	(depreciation)
	on investments
Foreign exchange contracts	Receivable/Pay-	Foreign forward	1,537,313	(171,270)
	able for foreign	currency
	forward currency	contracts
	exchange
	contracts

Total			$7,436,315	($2,403,433)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS		FORWARD FOREIGN
HEDGING INSTRUMENTS UNDER FAS 133	FUTURES	CURRENCY CONTRACTS	TOTAL

Statement of Operations
location — Net realized gain		Forward foreign
(loss) on	Futures	currency contracts
Interest rate contracts	($4,244,913)	—	($4,244,913)
Foreign exchange contracts	—	$1,953,235	1,953,235
Total	($4,244,913)	$1,953,235	($2,291,678)

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS		FORWARD FOREIGN
HEDGING INSTRUMENTS UNDER FAS 133	FUTURES	CURRENCY CONTRACTS	TOTAL

Statement of Operations
location — Change in		Translation of assets
unrealized appreciation	Futures	and liabilities in
(depreciation) on	contracts	foreign currencies
Interest rate contracts	$9,325,056	—	$9,325,056

Foreign exchange contracts	—	$3,398,321	3,398,321
Total	$9,325,056	$3,398,321	$12,723,377

Note 4
Risks and uncertainties

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.

For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards

40	International Core Fund | Semiannual report

of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; (c) 0.88% of the next $1,000,000,000 of the Fund’s aggregate daily net assets; (d) 0.85% of the next $1,000,000,000 of the Fund’s aggregate daily net assets; (e) 0.825% of the next $1,000,000,000 of the Fund’s aggregate daily net assets; and (f) 0.80% of the Fund’s aggregate daily net assets in excess of $4,000,000,000. Aggregate net assets include the net assets of the Fund, and International Core Trust, a series of John Hancock Trust and International Core Fund, a series of John Hancock Funds II. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2009, were equivalent to an annual effective rate of 0.89% of the Fund’s average daily net assets.

Prior to June 30, 2009, the Adviser had contractually agreed to reimburse or limit certain Fund level expenses to 0.20% of the Fund’s average annual net assets which are allocated pro rata to all share classes, excluding taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Also excluded from this agreement were fees incurred under any agreement or plan of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.60% for Class A shares, 2.30% for Class B, 2.30% for

Semiannual report | International Core Fund	41

Class C, 1.12% for Class I, 2.00% for Class R1, 1.90% for Class R3, 1.60% for Class R4, 1.30% for Class R5, 1.10% for Class 1 and 1.05% for Class NAV. Accordingly, the expense reductions or reimbursements related to these agreements were $131,237, $34,277, $17,897, $2,206, $8,357, $327, $331, $334, $6,630 and $123,334 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees for the period ended August 31, 2009, had an effective rate of 0.01% of the Fund’s daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.50%, 0.25% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class 1 respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has also adopted a Service Plan for Classes R1, R3, R4 and R5 shares. Under the Service Plan, the Fund may pay up to 0.25% of Classes R1, R3, R4 and R5 average daily net asset value for certain other services. There were no service plan fees incurred for the period ended August 31, 2009.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2009, the Distributor received net up-front sales charges of $44,725 with regard to sales of Class A shares. Of this amount, $6,345 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $30,780 was paid as sales commissions to unrelated broker-dealers and $7,600 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2009, CDSCs received by the Distributor amounted to $4,862 for Class B shares and $24 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C, R1, R3, R4 and R5, and 0.04% for Class I, based on each class’s average daily net assets.

42	International Core Fund | Semiannual report

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder accounts for all classes except Class 1 and NAV.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2009, the Fund did not have any earning credits.

Class level expenses for the period ended August 31, 2009 were as follows:

	Distribution	Transfer	State	Printing
Share class	and service fees	agent fees	registration fees	and postage fees

Class A	$122,697	$228,168	$10,757	$15,504
Class B	38,082	33,233	7,862	3,681
Class C	25,607	13,576	9,320	2,208
Class I	—	23,242	7,884	412
Class R1	306	549	7,956	15
Class R3	36	172	96	96
Class R4	18	172	96	96
Class R5	—	172	96	96
Class 1	10,047	—	—	4,171
Class NAV	—	—	—	17,064
Total	$196,793	$299,284	$44,067	$43,343

Note 7
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 8
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended August 31, 2009 and year ended February 28, 2009, along with the corresponding dollar value.

	Period ended 8-31-09		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	1,166,443	$23,656,537	868,006	$31,009,566
Distributions reinvested	—	—	312,601	7,133,545
Repurchased	(448,588)	(10,062,841)	(1,574,957)	(51,354,224)
Net increase (decrease)	717,855	$13,593,696	(394,350)	($13,211,113)

Class B shares[1]

Sold	20,508	$449,206	44,605	$1,365,379
Distributions reinvested	—	—	35,129	799,788
Repurchased	(87,403)	(1,940,333)	(213,470)	(6,559,803)
Net decrease	(66,895)	($1,491,127)	(133,736)	($4,394,636)

Semiannual report | International Core Fund	43

	Period ended 8-31-09		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class C shares[1]

Sold	14,759	$325,895	34,564	$1,073,646
Distributions reinvested	—	—	19,420	442,188
Repurchased	(37,102)	(793,975)	(209,982)	(6,645,314)
Net decrease	(22,343)	($468,080)	(155,998)	($5,129,480)

Class I shares[1]

Sold	3,325,390	$74,280,563	35,930	$1,090,861
Distributions reinvested	—	—	4,317	98,505
Repurchased	(213,880)	(5,174,443)	(64,731)	(2,262,026)
Net increase (decrease)	3,111,510	$69,106,120	(24,484)	($1,072,660)

Class R1 shares[1]

Sold	1,568	$33,036	621	$16,272
Distributions reinvested	—	—	470	10,681
Repurchased	(359)	(7,570)	(717)	(25,761)
Net increase	1,209	$25,466	374	$1,192

Class R3 shares[2]

Sold	1,072	$25,000	—	—
Net increase	1,072	$25,000	—	—

Class R4 shares[2]

Sold	1,072	$25,000	—	—
Net increase	1,072	$25,000	—	—

Class R5 shares[2]

Sold	1,072	$25,000	—	—
Net increase	1,072	$25,000	—	—

Class 1 shares[1]

Sold	72,551	$1,622,930	97,067	$2,952,539
Distributions reinvested	—	—	210,437	4,804,287
Repurchased	(168,252)	(3,578,502)	(366,172)	(11,643,597)
Net decrease	(95,701)	($1,955,572)	(58,668)	($3,886,771)

Class NAV shares[1]

Sold	1,379,711	$28,655,165	6,143,850	$168,517,274
Distributions reinvested	—	—	3,457,327	78,896,195
Repurchased	(6,584,304)	(154,559,406)	(13,054,397)	(483,437,873)
Net decrease	(5,204,593)	($125,904,241)	(3,453,220)	($236,024,404)

Net decrease	(1,555,742)	($47,018,738)	(4,220,082)	($263,717,872)

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Period from 5-22-09 (commencement of operations) to 8-31-09. Unaudited.

Note 9
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended August 31, 2009, aggregated $349,612,092 and $343,996,314, respectively.

44	International Core Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock International
Core Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co., LLC (the Subadviser) for the John Hancock International Core Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than five full years of operational history and considered the performance results for the Fund since inception and over the 1- and 3-year time periods ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant

Semiannual report | International Core Fund	45

funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance was higher than its Category and Peer Group medians, and its benchmark index, the MSCI EAFE Index, for the 1- and 3-year periods under review.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Net Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Gross Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board noted that the largest contributor to the expense results was the transfer agency fees. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement Rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Gross Expense Ratio at 1.60%, 2.30% and 2.30% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2010.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser.

46	International Core Fund | Semiannual report

The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 31–September 1, 2009 meeting

At a meeting held on August 31–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates and Subadvisory Agreement Rates are the same as or lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate and Subadvisory Agreement Rate.

Semiannual report | International Core Fund	47

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock International Core Fund held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock
Funds III (the “Trust”).

PROPOSAL 1 PASSED ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

48	International Core Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.596%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.725%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock
Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	33,827,090.7284	90.795%	94.756%
Against	812,699.4947	2.181%	2.277%
Abstain	626,785.4679	1.682%	1.756%
Broker Non-Vote	432,218.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3H PASSED ON APRIL 16, 2009.

3. Approval of the following changes to the Fund’s fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	33,478,221.1374	89.858%	93.780%
Against	809,439.7999	2.173%	2.267%
Abstain	978,914.7537	2.627%	2.742%
Broker Non-Vote	432,218.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

3B. Revise: Diversification

Affirmative	33,825,368.8818	90.790%	94.752%
Against	484,081.5675	1.299%	1.356%
Abstain	957,124.2417	2.569%	2.681%
Broker Non-Vote	432,219.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

Semiannual report | International Core Fund	49

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	33,727,080.4983	90.526%	94.477%
Against	538,834.5129	1.446%	1.509%
Abstain	1,000,660.6798	2.686%	2.803%
Broker Non-Vote	432,218.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

3D. Revise: Real Estate

Affirmative	33,493,596.4837	89.900%	93.822%
Against	831,313.6681	2.231%	2.329%
Abstain	941,665.5392	2.527%	2.638%
Broker Non-Vote	432,218.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

3E. Revise: Loans

Affirmative	33,546,340.2944	90.041%	93.971%
Against	768,771.6462	2.063%	2.153%
Abstain	951,463.7504	2.554%	2.665%
Broker Non-Vote	432,218.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

3F. Revise: Senior Securities

Affirmative	33,592,910.1312	90.166%	94.101%
Against	681,469.4125	1.829%	1.909%
Abstain	992,195.1473	2.663%	2.779%
Broker Non-Vote	432,219.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

3G. Eliminate: Margin Investment

Affirmative	33,649,250.0598	90.317%	94.258%
Against	672,491.0270	1.805%	1.884%
Abstain	944,837.6042	2.536%	2.647%
Broker Non-Vote	432,215.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

3H. Eliminate: Short Selling

Affirmative	33,610,116.3591	90.212%	94.149%
Against	734,285.4017	1.971%	2.057%
Abstain	922,175.9302	2.475%	2.583%
Broker Non-Vote	432,216.0000	1.160%	1.211%
TOTAL	35,698,793.6910	95.818%	100.000%

50	International Core Fund | Semiannual report

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009.

4. Revision to the Trust’s merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.826%	85.075%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%

TOTAL	115,523,401.9930	79.725%	100.000%

Semiannual report | International Core Fund	51

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

   * Member of the Audit Committee
†† Member of the Audit Committee effective 9-1-09
  † Non-Independent Trustee
  ‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

52	Semiannual report | International Core Fund

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	660SA 8/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/09

John Hancock
MUTUAL FUNDS

John Hancock
Growth Opportunities Fund

Semiannual Report
8.31.09

A look at performance

For the period ended August 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A1	9-16-05	–35.57	—	—	–9.66	22.32	–35.57	—	—	–33.11

B	6-12-06	–35.96	—	—	–12.79	23.33	–35.96	—	—	–35.70

C	6-12-06	–33.30	—	—	–11.97	27.45	–33.30	—	—	–33.74

I2	6-12-06	–31.89	—	—	–11.01	29.16	–31.89	—	—	–31.37

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.50%, Class B — 2.20%, Class C — 2.20% and Class I — 1.02%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.85%, Class B — 2.91%, Class C — 3.29% and Class I — 121.80%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 On June 9, 2006, through a reorganization, the Fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. For periods prior to June 12, 2006, the performance shown reflects the performance of the predecessor fund. Class A shares have expenses that are higher than the predecessor fund’s Class III shares. Had the performance for periods prior to June 12, 2006 reflected the expenses of Class A shares, performance would be lower.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Growth Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Opportunities Fund Class A shares1 for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$6,626	$6,430	$8,880

C3	6-12-06	6,626	6,626	8,880

I4	6-12-06	6,863	6,863	8,880

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of August 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On June 9, 2006, through a reorganization, the Fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. For periods prior to June 12, 2006, the performance shown reflects the performance of the predecessor fund. Class A shares have expenses that are higher than the predecessor fund’s Class III shares. Had the performance for periods prior to June 12, 2006 reflected the expenses of Class A shares, performance would be lower.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Growth Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,287.90	$8.82

Class B	1,000.00	1,283.30	12.83

Class C	1,000.00	1,284.50	12.84

Class I	1,000.00	1,291.60	6.41

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Growth Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,017.50	$7.78

Class B	1,000.00	1,014.00	11.32

Class C	1,000.00	1,014.00	11.32

Class I	1,000.00	1,019.60	5.65

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.53%, 2.23%, 2.23% and 1.11%, for Class A, Class B, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Growth Opportunities Fund	9

Portfolio summary

Top 10 holdings[1]

Myriad Genetics, Inc.	1.9%	Scotts Miracle-Gro Co. (Class A)	1.5%

Chico’s FAS, Inc.	1.8%	Edwards Lifesciences Corp.	1.4%

Aeropostale, Inc.	1.8%	Oceaneering International, Inc.	1.3%

Hansen Natural Corp.	1.6%	VistaPrint Ltd.	1.2%

Sector composition[2,3]

Information technology	23%	Consumer staples	7%

Consumer discretionary	19%	Materials	5%

Health care	16%	Energy	5%

Industrials	14%	Short-term investments & other	4%

Financials	7%

1 As a percentage of net assets on August 31, 2009. Excludes cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on August 31, 2009.

10	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Fund’s investments

Securities owned by the Fund on 8-31-09 (unaudited)

Issuer	Shares	Value

Common stocks 96.07%		$48,709,155

(Cost $48,896,000)

Advertising 0.15%		77,964

Arbitron, Inc.	2,700	49,464

National CineMedia, Inc.	1,900	28,500

Aerospace & Defense 1.15%		580,805

AAR Corp. (I)	900	15,309

Aerovironment, Inc. (I)	2,500	70,325

American Science & Engineering, Inc.	1,600	98,544

Applied Signal Technology, Inc.	1,000	25,470

Argon ST, Inc. (I)	3,100	61,938

DigitalGlobe, Inc. (I)	19	381

Stanley, Inc. (I)	1,800	46,170

TransDigm Group, Inc. (I)	5,900	262,668

Agricultural Products 0.10%		51,173

Darling International, Inc. (I)	7,300	51,173

Air Freight & Logistics 0.04%		21,930

HUB Group, Inc. (Class A) (I)	1,000	21,930

Airlines 2.03%		1,029,950

Airtran Holdings, Inc. (I)(L)	35,400	235,410

Alaska Air Group, Inc. (I)	100	2,523

Allegiant Travel Co. (I)	900	35,271

AMR Corp. (I)	45,900	250,614

Continental Airlines, Inc. (Class B) (I)	100	1,327

Copa Holdings SA (Class A)	8,400	350,868

Delta Air Lines, Inc. (I)	20,600	148,732

Hawaiian Holdings, Inc. (I)	500	3,660

Skywest, Inc.	100	1,545

Alternative Carriers 0.08%		38,376

Premiere Global Services, Inc. (I)	4,100	38,376

Apparel Retail 6.34%		3,215,273

Aeropostale, Inc. (I)(L)	23,200	908,280

American Eagle Outfitters, Inc.	34,500	465,750

Buckle, Inc. (L)	7,125	188,456

Cato Corp. (Class A)	300	5,124

Charlotte Russe Holding, Inc. (I)	100	1,739

Chico’s FAS, Inc. (I)	71,600	911,468

Finish Line, Inc.	7,000	57,750

See notes to financial statements

Semiannual report | Growth Opportunities Fund	11

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Apparel Retail (continued)

Foot Locker, Inc.	100	$1,066

Guess?, Inc.	1,600	56,064

JOS. A. Bank Clothiers, Inc. (I)	5,600	246,456

Ross Stores, Inc.	8,000	373,120

Apparel, Accessories & Luxury Goods 1.08%		548,138

Phillips-Van Heusen Corp.	3,500	132,230

True Religion Apparel, Inc. (I)	5,600	126,728

Warnaco Group, Inc. (I)	7,600	289,180

Application Software 1.47%		745,983

ACI Worldwide, Inc. (I)	5,300	71,868

Actuate Corp. (I)	1,400	7,868

Cadence Design Systems, Inc. (I)	7,500	47,025

Compuware Corp. (I)	9,100	65,611

Net 1 UEPS Technologies, Inc. (I)	4,400	83,996

Pegasystems, Inc.	7,900	241,977

Smith Micro Software, Inc. (I)	2,100	24,255

SPSS, Inc. (I)	1,300	64,740

Synchronoss Technologies, Inc. (I)	3,300	35,079

Tyler Technologies, Inc. (I)	6,800	103,564

Asset Management & Custody Banks 2.37%		1,202,345

Affiliated Managers Group, Inc. (I)	1,800	117,594

Eaton Vance Corp.	6,700	191,419

Federated Investors, Inc., (Class B)	10,000	262,500

GAMCO Investors, Inc.	1,500	67,695

SEI Investments Co.	6,800	125,392

Teton Advisors, Inc. (I)	20	—

Waddell & Reed Financial, Inc.	16,500	437,745

Auto Parts & Equipment 0.19%		93,970

Exide Technologies (I)	8,500	60,435

TRW Automotive Holdings Corp.	1,900	33,535

Automotive Retail 0.89%		451,607

Advance Auto Parts, Inc.	7,650	323,595

AutoNation, Inc. (I)	1,900	36,062

Monro Muffler Brake, Inc.	300	7,734

O’Reilly Automotive, Inc. (I)	2,200	84,216

Biotechnology 3.08%		1,562,640

Acorda Therapeutics, Inc. (I)	1,700	38,454

Allos Therapeutics, Inc. (I)	600	4,410

Dendreon Corp. (I)	1,800	42,066

Emergent Biosolutions, Inc. (I)	15,200	281,656

Geron Corp. (I)(L)	1,600	11,360

Immunogen, Inc. (I)	5,300	38,637

MannKind Corp. (I)(L)	10,800	84,132

Momenta Pharmaceuticals, Inc. (I)	2,200	21,780

Myriad Genetics, Inc. (I)	31,200	953,784

NPS Pharmaceuticals, Inc. (I)	4,800	20,016

PDL BioPharma, Inc.	600	5,430

See notes to financial statements

12	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Biotechnology (continued)

Protalix BioTherapeutics, Inc. (I)	3,900	$24,960

Rigel Pharmaceuticals, Inc. (I)	5,100	35,955

Building Products 0.53%		268,474

American Woodmark Corp.	700	14,056

Lennox International, Inc.	5,200	186,576

Masco Corp.	100	1,448

Quanex Building Products Corp.	3,800	51,186

Trex Co., Inc. (I)	800	15,208

Casinos & Gaming 0.36%		184,023

Penn National Gaming, Inc. (I)	6,300	184,023

Coal & Consumable Fuels 0.07%		35,705

International Coal Group, Inc. (I)	9,500	28,880

USEC, Inc. (I)	1,500	6,825

Commercial Printing 0.10%		50,130

Deluxe Corp.	3,000	50,130

Commodity Chemicals 0.13%		66,287

Calgon Carbon Corp. (I)	2,900	41,470

Innophos Holdings, Inc.	1,300	24,817

Communications Equipment 4.36%		2,208,192

Acme Packet, Inc. (I)	6,300	51,408

Adtran, Inc.	3,100	70,494

Airvana, Inc. (I)	2,100	13,629

Arris Group, Inc. (I)	200	2,652

Blue Coat Systems, Inc. (I)	6,100	119,621

Brocade Communications Systems, Inc. (I)	8,800	63,624

Cogo Group, Inc. (I)	1,400	7,560

F5 Networks, Inc. (I)	15,800	544,942

InterDigital, Inc. (I)	9,700	203,312

Neutral Tandem, Inc. (I)	4,900	122,549

Palm, Inc. (I)(L)	28,600	381,238

Polycom, Inc. (I)	2,700	63,693

Riverbed Technology, Inc. (I)(L)	7,800	150,384

Starent Networks Corp. (I)(L)	19,700	398,728

Tekelec	800	12,456

Tellabs, Inc.	300	1,902

Computer & Electronics Retail 0.10%		48,384

hhgregg, Inc. (I)	2,800	48,384

Computer Hardware 0.20%		102,523

Diebold, Inc.	500	15,085

Silicon Graphics International Corp. (I)	200	1,098

Stratasys, Inc. (I)	6,000	86,340

Computer Storage & PeripheraTls 0.28%		141,968

Novatel Wireless, Inc. (I)	1,200	11,580

STEC, Inc. (I)	800	32,424

Synaptics, Inc. (I)(L)	3,800	97,964

See notes to financial statements

Semiannual report | Growth Opportunities Fund	13

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Construction & Engineering 1.03%		$522,265

EMCOR Group, Inc. (I)	4,600	106,582

KBR, Inc.	1,800	40,770

MasTec, Inc. (I)	15,500	146,630

Michael Baker Corp. (I)	1,800	60,264

Shaw Group, Inc. (I)	3,800	111,454

Tutor Perini Corp. (I)	900	17,658

URS Corp. (I)	900	38,907

Construction & Farm Machinery & Heavy Trucks 0.96%		488,250

Force Protection, Inc. (I)	11,700	62,010

FreightCar America, Inc.	200	3,816

Navistar International Corp. (I)	6,300	272,412

Oshkosh Corp.	3,900	131,040

Sauer-Danfoss, Inc.	3,400	18,972

Construction Materials 0.10%		52,660

Eagle Materials, Inc.	2,000	52,660

Consumer Electronics 0.17%		88,454

Universal Electronics, Inc. (I)	4,700	88,454

Consumer Finance 0.97%		493,695

AmeriCredit Corp. (I)(L)	6,000	103,560

Credit Acceptance Corp. (I)(L)	6,200	189,162

Ezcorp, Inc. (Class A) (I)	4,900	65,513

First Cash Financial Services, Inc. (I)	4,300	80,797

World Acceptance Corp. (I)(L)	2,100	54,663

Data Processing & Outsourced Services 2.43%		1,230,447

Broadridge Financial Solutions, Inc.	8,500	176,970

Cass Information Systems, Inc.	2,800	87,416

CSG Systems International, Inc. (I)	8,500	128,095

Global Payments, Inc.	3,900	165,516

Hewitt Associates, Inc. (I)	6,600	237,732

Syntel, Inc. (L)	5,000	200,350

TNS, Inc. (I)	3,200	83,072

Wright Express Corp. (I)	4,800	151,296

Diversified Banks 0.01%		2,667

Comerica, Inc.	100	2,667

Diversified Chemicals 0.23%		114,861

FMC Corp.	1,900	90,630

ShengdaTech, Inc. (I)(L)	4,100	24,231

Diversified Support Services 0.24%		121,992

Healthcare Services Group, Inc.	6,900	121,992

Education Services 2.19%		1,111,899

Corinthian Colleges, Inc. (I)	12,800	245,376

ITT Educational Services, Inc. (I)	8,100	850,419

Universal Technical Institute, Inc.	800	16,104

Electrical Components & Equipment 0.47%		238,098

General Cable Corp. (I)	1,700	59,976

GrafTech International, Ltd. (I)	3,200	45,536

See notes to financial statements

14	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Electrical Components & Equipment (continued)

Polypore International, Inc. (I)	9,000	$102,330

Powell Industries, Inc. (I)	800	30,256

Electronic Equipment & Instruments 0.24%		121,506

FARO Technologies, Inc. (I)	3,400	57,834

Rofin-Sinar Technologies, Inc. (I)	2,800	63,672

Electronic Manufacturing Services 0.35%		180,110

Jabil Circuit, Inc.	9,000	98,550

Multi-Fineline Electronix, Inc. (I)	400	11,056

Plexus Corp. (I)	2,800	70,504

Environmental & Facilities Services 0.79%		398,978

American Ecology Corp.	4,100	74,948

Rollins, Inc.	4,900	87,465

Standard Parking Corp. (I)	300	5,145

Team, Inc. (I)	2,600	45,318

Tetra Tech, Inc. (I)	6,300	186,102

Fertilizers & Agricultural Chemicals 1.74%		884,385

Scotts Miracle-Gro Co. (Class A)	18,600	756,834

Terra Industries, Inc.	4,100	127,551

Food Distributors 0.06%		32,424

United Natural Foods, Inc. (I)	1,200	32,424

Food Retail 1.02%		516,635

Arden Group, Inc. (Class A)	1,100	129,800

Pantry, Inc. (I)	2,500	37,875

Whole Foods Market, Inc. (I)(L)	12,000	348,960

Footwear 0.08%		41,957

CROCS Inc. (I)	1,900	12,065

Wolverine World Wide, Inc.	1,200	29,892

General Merchandise Stores 0.47%		237,000

Dollar Tree, Inc. (I)	4,200	209,748

Family Dollar Stores, Inc.	900	27,252

Gold 0.03%		15,371

Allied Nevada Gold Corp.	1,900	15,371

Health Care Distributors 0.19%		94,295

Owens & Minor, Inc.	1,900	84,075

PSS World Medical, Inc. (I)	500	10,220

Health Care Equipment 2.99%		1,514,608

American Medical Systems Holdings, Inc. (I)	5,700	86,868

CryoLife, Inc. (I)	5,600	41,720

Edwards Lifesciences Corp. (I)	11,700	723,996

Exactech, Inc. (I)	1,900	28,253

Kensey Nash Corp. (I)	2,900	75,719

Orthofix International NV	2,800	76,636

ResMed, Inc. (I)	7,600	348,916

Somanetics Corp. (I)	300	3,924

Thoratec Corp. (I)	4,900	128,576

See notes to financial statements

Semiannual report | Growth Opportunities Fund	15

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Health Care Facilities 1.42%		$718,072

Ensign Group, Inc.	1,000	13,870

Health Management Associates, Inc., (Class A) (I)	39,500	272,945

National Healthcare Corp.	1,100	42,042

Tenet Healthcare Corp. (I)	65,500	305,230

US Physical Therapy, Inc. (I)	500	7,260

VCA Antech, Inc. (I)	3,100	76,725

Health Care Services 3.26%		1,652,794

Almost Family, Inc. (I)	1,400	38,598

AMN Healthcare Services, Inc. (I)	1,200	11,844

CardioNet, Inc. (I)	2,400	17,280

Catalyst Health Solutions, Inc. (I)	4,800	137,088

Chemed Corp.	5,000	217,700

Corvel Corp. (I)	5,300	159,318

Cross Country Healthcare, Inc. (I)	900	8,289

Emergency Medical Services Corp. (I)	2,800	126,980

Genoptix, Inc. (I)	500	14,345

Gentiva Health Services, Inc. (I)	4,600	101,430

Healthways, Inc. (I)	3,300	43,164

HMS Holdings Corp. (I)	7,600	285,836

Landauer, Inc.	1,400	77,056

LHC Group, Inc. (I)	5,500	134,475

Lincare Holdings, Inc. (I)	5,800	153,062

Odyssey HealthCare, Inc. (I)	1,100	14,168

Omnicare, Inc.	4,900	112,161

Health Care Supplies 0.70%		354,168

Haemonetics Corp. (I)	3,000	157,920

ICU Medical, Inc. (I)	1,200	44,628

Merit Medical Systems, Inc. (I)	8,400	151,620

Health Care Technology 0.44%		221,424

Cerner Corp. (I)	3,400	209,814

Computer Programs & Systems, Inc.	300	11,610

Heavy Electrical Equipment 0.12%		58,514

AZZ, Inc. (I)(L)	1,700	58,514

Home Entertainment Software 0.11%		56,487

Renaissance Learning, Inc.	5,700	56,487

Home Furnishings 0.74%		372,960

Tempur-Pedic International, Inc. (I)	25,200	372,960

Homebuilding 0.13%		67,525

NVR, Inc. (I)	100	67,525

Homefurnishing Retail 0.23%		116,887

Haverty Furniture Cos., Inc. (I)	600	7,002

Kirkland’s, Inc. (I)	600	8,496

Williams-Sonoma, Inc. (L)	5,300	101,389

Hotels, Resorts & Cruise Lines 0.06%		30,300

Wyndham Worldwide Corp.	2,000	30,300

See notes to financial statements

16	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Household Products 0.87%		$441,548

Energizer Holdings, Inc. (I)(L)	5,800	379,494

WD-40 Co.	2,300	62,054

Housewares & Specialties 0.08%		41,885

National Presto Industries, Inc.	500	41,885

Human Resource & Employment Services 0.99%		500,765

Administaff, Inc.	2,200	53,108

Robert Half International, Inc.	9,300	244,497

TrueBlue, Inc. (I)	800	10,880

Watson Wyatt Worldwide, Inc.	4,400	192,280

Industrial Conglomerates 0.17%		83,810

Raven Industries, Inc.	2,900	83,810

Industrial Machinery 1.08%		546,103

Badger Meter, Inc.	3,200	115,808

Chart Industries, Inc. (I)	2,100	39,186

CIRCOR International, Inc.	1,000	25,810

Colfax Corp. (I)	1,800	19,080

Dynamic Materials Corp.	2,900	46,951

ESCO Technologies, Inc. (I)	4,200	155,652

Gorman-Rupp Co. (L)	2,300	54,165

Kaydon Corp.	600	20,028

Pall Corp.	1,000	29,730

Pentair, Inc.	100	2,833

Sun Hydraulics, Inc.	2,000	36,860

Insurance Brokers 0.11%		56,527

Brown & Brown, Inc.	2,100	41,727

eHealth, Inc. (I)	800	14,800

Internet Retail 1.12%		568,469

1-800-Flowers.com, Inc. (Class A) (I)	7,300	22,557

NetFlix, Inc. (I)(L)	11,200	488,992

NutriSystem, Inc.	4,000	56,920

Internet Software & Services 2.41%		1,224,545

Bankrate, Inc. (I)(L)	900	25,641

Digital River, Inc. (I)	5,900	208,388

Earthlink, Inc.	9,800	81,536

j2 Global Communications, Inc. (I)	8,200	175,234

Valueclick, Inc. (I)	8,200	84,050

VistaPrint Ltd. (I)(L)	14,800	613,312

Websense, Inc. (I)	2,400	36,384

Investment Banking & Brokerage 1.43%		725,692

GFI Group, Inc.	7,000	50,120

Greenhill & Co., Inc. (L)	5,900	467,280

Knight Capital Group, Inc. (I)	6,300	126,756

optionsXpress Holdings, Inc.	4,900	81,536

IT Consulting & Other Services 1.07%		541,320

CACI International, Inc. (Class A) (I)	500	22,980

Integral Systems, Inc. (I)	10,200	63,954

Mantech International Corp. (I)	2,300	121,532

See notes to financial statements

Semiannual report | Growth Opportunities Fund	17

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

IT Consulting & Other Services (continued)

MAXIMUS, Inc.	3,300	$137,445

NCI, Inc. (I)	2,500	73,375

SAIC, Inc. (I)	6,600	122,034

Leisure Products 0.10%		52,794

Polaris Industries, Inc.	1,400	52,794

Life Sciences Tools & Services 2.39%		1,210,468

Albany Molecular Research, Inc. (I)	100	806

Bruker Corp. (I)	3,200	32,480

Dionex Corp. (I)	800	48,112

eResearch Technology, Inc. (I)	10,900	68,561

Kendle International, Inc. (I)	1,200	15,768

Life Technologies Corp. (I)	5,200	231,556

Medivation, Inc. (I)(L)	1,100	27,852

Millipore Corp. (I)	9,400	622,562

Paraxel International Corp. (I)	5,900	75,697

Varian, Inc. (I)	1,700	87,074

Managed Health Care 0.19%		97,383

Centene Corp. (I)	1,700	29,427

WellCare Health Plans, Inc. (I)	2,800	67,956

Marine 0.02%		10,621

TBS International, Ltd. (I)(L)	1,300	10,621

Metal & Glass Containers 1.39%		703,141

Ball Corp.	8,200	397,372

Bway Holding Co. (I)	800	12,400

Crown Holdings, Inc. (I)	5,900	146,497

Greif Corp. (Class A)	1,100	54,494

Silgan Holdings, Inc.	1,900	92,378

Mortgage REIT’s 0.01%		7,201

Anworth Mortgage Asset Corp.	100	749

MFA Financial, Inc.,	100	792

Walter Investment Management Corp.	392	5,660

Movies & Entertainment 0.83%		420,819

Marvel Entertainment, Inc. (I)	8,700	420,819

Multi-Line Insurance 0.70%		354,816

Genworth Financial, Inc.	33,600	354,816

Multi-Utilities 0.12%		62,000

Centerpoint Energy, Inc.	5,000	62,000

Office Services & Supplies 0.17%		87,485

Herman Miller, Inc.	1,900	30,818

HNI Corp.	800	17,184

Knoll, Inc.	4,100	39,483

Oil & Gas Equipment & Services 2.23%		1,128,711

Dawson Geophysical Co. (I)	800	19,832

Dresser-Rand Group, Inc. (I)	7,400	219,780

Dril-Quip, Inc. (I)	1,300	55,458

Lufkin Industries, Inc.	1,400	61,950

See notes to financial statements

18	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Oil & Gas Equipment & Services (continued)

Oceaneering International, Inc. (I)	12,900	$672,993

PHI, Inc. (I)	1,600	33,376

RPC, Inc. (L)	3,300	30,162

T-3 Energy Services, Inc. (I)	2,000	35,160

Oil & Gas Exploration & Production 0.38%		191,420

Arena Resources, Inc. (I)	2,200	67,276

Concho Resources, Inc. (I)	2,100	68,439

Encore Aquisition Co. (I)	600	22,614

Petroleum Development Corp. (I)	1,900	26,011

Vaalco Energy, Inc.	1,500	7,080

Oil & Gas Refining & Marketing 1.83%		927,111

CVR Energy, Inc. (I)	5,600	54,208

Frontier Oil Corp.	29,300	375,919

Holly Corp.	9,800	223,832

Tesoro Corp. (L)	19,400	273,152

Oil & Gas Storage & Transportation 0.15%		77,501

Golar LNG, Ltd.	2,500	24,875

Knightsbridge Tankers, Ltd.	2,400	31,104

Ship Finance International, Ltd. (L)	1,700	21,522

Packaged Foods & Meats 2.55%		1,294,109

Cal-Maine Foods, Inc. (L)	7,800	222,690

Dean Foods Co. (I)	29,200	529,688

Green Mountain Coffee Roasters, Inc. (I)(L)	4,600	276,874

Lancaster Colony Corp.	4,400	221,144

Ralcorp Holdings, Inc. (I)	100	6,273

Sanderson Farms, Inc.	900	37,440

Paper Packaging 0.25%		128,225

Rock-Tenn Co. (Class A)	2,500	128,225

Personal Products 0.31%		155,198

Herbalife Ltd.	800	24,224

Nu Skin Enterprises, Inc. (Class A)	5,400	93,150

USANA Health Sciences (I)(L)	1,200	37,824

Pharmaceuticals 1.70%		863,794

Cadence Pharmaceuticals, Inc. (I)	5,600	61,096

Endo Pharmaceuticals Holdings, Inc. (I)	2,300	51,911

Medicis Pharmaceutical Corp. (Class A)	2,500	46,175

Mylan, Inc. (I)(L)	5,500	80,685

Valeant Pharmaceuticals International (I)	17,600	455,664

Viropharma, Inc. (I)	300	2,400

Watson Pharmaceuticals, Inc. (I)	4,700	165,863

Property & Casualty Insurance 0.38%		193,840

Argo Group International Holdings, Ltd. (I)	200	7,064

Aspen Insurance Holdings, Ltd.	100	2,540

Axis Capital Holdings, Ltd.	5,100	155,448

Tower Group, Inc.	1,200	28,788

See notes to financial statements

Semiannual report | Growth Opportunities Fund	19

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Publishing 0.10%		$50,240

Valassis Communications, Inc. (I)	3,200	50,240

Real Estate Investment Trusts 0.12%		60,168

DuPont Fabros Technology, Inc.	4,600	60,168

Real Estate Services 0.22%		111,296

CB Richard Ellis Group, Inc., (Class A) (I)	9,400	111,296

Regional Banks 0.13%		65,994

First Horizon National Corp. (I)	203	2,716

FirstMerit Corp.	100	1,797

S.Y. Bancorp, Inc.	400	8,892

Signature Bank (I)	300	9,108

SunTrust Banks, Inc.	100	2,337

Westamerica Bancorp	800	41,144

Research & Consulting Services 1.18%		597,084

Dun & Bradstreet Corp.	3,000	219,120

Equifax, Inc.	1,600	44,224

Exponent, Inc. (I)	3,400	96,152

ICF International, Inc. (I)	2,400	65,640

Navigant Consulting Co. (I)	4,600	57,914

Resources Connection, Inc. (I)	7,400	114,034

Restaurants 2.43%		1,233,709

BJ’s Restaurants Inc (I)	800	13,720

Brinker International, Inc.	31,100	452,816

Buffalo Wild Wings, Inc. (I)(L)	1,100	45,353

California Pizza Kitchen Inc (I)	1,100	15,466

CEC Entertainment, Inc. (I)	4,300	115,025

Cheesecake Factory, Inc. (I)	8,300	152,471

Cracker Barrel Old Country Store, Inc.	4,600	130,686

Jack in the Box, Inc. (I)	2,300	46,897

Panera Bread Co. (Class A) (I)	1,200	62,652

Papa John’s International, Inc. (I)	4,000	93,320

PF Chang’s China Bistro, Inc. (I)(L)	3,300	105,303

Security & Alarm Services 0.39%		200,260

Brink’s Co.	7,600	200,260

Semiconductor Equipment 0.51%		261,177

Cymer, Inc. (I)	400	14,072

MKS Instruments, Inc. (I)	100	1,843

Novellus Systems, Inc. (I)	7,300	139,868

Teradyne, Inc. (I)	1,200	9,900

Tessera Technologies, Inc. (I)	3,800	95,494

Semiconductors 4.56%		2,314,579

Cree, Inc. (I)	5,800	213,672

Cypress Semiconductor Corp.	28,400	287,408

Diodes Inc. (I)	6,400	129,728

IXYS Corp.	7,100	48,280

Micrel, Inc.	12,000	93,240

Monolithic Power Systems, Inc. (I)	500	11,265

Netlogic Microsystems, Inc. (I)	2,300	100,993

See notes to financial statements

20	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Issuer	Shares	Value

Semiconductors (continued)

NVE Corp.	600	$31,920

Omnivision Technologies Inc (I)	400	5,852

ON Semiconductor Corp. (I)	61,900	499,533

PMC–Sierra, Inc. (I)	17,100	155,268

Semtech Corp. (I)	8,500	155,295

Silicon Image, Inc. (I)	19,500	59,280

Silicon Laboratories, Inc. (I)	3,500	157,640

Skyworks Solutions, Inc. (I)	18,900	220,185

Supertex, Inc. (I)	1,500	38,760

Volterra Semiconductor Corp. (I)	6,000	106,260

Soft Drinks 1.87%		948,956

Coca-Cola Bottling Co. Consolidated	1,600	86,496

Hansen Natural Corp. (I)	25,600	836,096

National Beverage Corp. (I)	2,600	26,364

Specialized Consumer Services 0.23%		114,547

Brink’s Home Security Holdings, Inc. (I)	500	15,635

CPI Corp	400	7,232

Pre-Paid Legal Services, Inc. (I)(L)	2,000	91,680

Specialized Finance 0.06%		29,322

Interactive Brokers Group, Inc. (Class A) (I)	100	1,898

Life Partners Holdings, Inc. (L)	1,600	27,424

Specialized REIT’s 0.15%		73,715

Potlatch Corp.	1,500	43,650

Rayonier, Inc.	700	30,065

Specialty Chemicals 0.94%		476,512

Balchem Corp.	2,300	57,270

Lubrizol Corp.	1,500	95,580

NewMarket Corp.	2,500	207,800

Quaker Chemical Corp.	2,200	45,584

Stepan Co.	1,300	70,278

Specialty Stores 0.75%		378,486

Hibbett Sports, Inc. (I)	2,500	43,925

PetSmart, Inc.	16,000	334,561

Steel 0.31%		156,569

Olympic Steel, Inc.	800	21,544

Schnitzer Steel Industries, Inc.	2,500	135,025

Systems Software 4.35%		2,204,670

McAfee, Inc. (I)	10,100	401,778

Opnet Technologies, Inc.	1,000	9,460

Quality Systems (L)	6,500	349,960

Radiant Systems, Inc. (I)	5,000	53,600

Red Hat, Inc. (I)	11,900	273,224

Rovi Corp. (I)	16,500	502,260

Sybase, Inc. (I)	13,800	480,930

TeleCommunication Systems, Inc. (I)	17,700	133,458

See notes to financial statements

Semiannual report | Growth Opportunities Fund	21

F I N A N C I A L  S T A T E M EN T S

		Shares	Value

Technology Distributors 0.89%			$451,765

Arrow Electronics, Inc. (I)		3,800	105,032

Avnet, Inc. (I)		10,700	285,155

Scansource, Inc. (I)		2,200	61,578

Tires & Rubber 0.15%			77,503

Goodyear Tire & Rubber Co. (I)		4,700	77,503

Trading Companies & Distributors 1.35%			682,509

Beacon Roofing Supply, Inc. (I)		10,800	181,656

DXP Enterprises, Inc. (I)		800	8,488

MSC Industrial Direct Co., Inc. (Class A)		4,000	158,040

Titan Machinery, Inc. (I)		4,300	51,815

Watsco, Inc.		2,300	121,509

WESCO International, Inc. (I)		6,700	161,001

Trucking 0.76%			383,889

Avis Budget Group, Inc. (I)		9,000	87,570

JB Hunt Transport Services, Inc.		3,800	106,514

Knight Transportation, Inc. (L)		4,500	74,205

Old Dominion Freight Lines, Inc. (I)		3,000	107,340

Universal Truckload Services, Inc.		500	8,260

Wireless Telecommunication Services 0.52%			261,376

Shenandoah Telecommunications Co.		5,000	86,250

Syniverse Holdings, Inc. (I)		9,800	175,126

	Rate	Shares	Value
Short-term investments 15.89%			$8,054,282

(Cost $8,051,137)

Cash Equivalents 10.74%			5,443,282

John Hancock Collateral Investment Trust (T)(W)	0.3900% (Y)	543,714	5,443,282

Repurchase Agreement 5.15%			2,611,000

Repurchase Agreement with State Street Corp.
dated 8-31-09 at 0.070% to be repurchased
at $2,611,005 on 9-1-09, collateralized by
$2,435,000 Federal Home Loan Mortgage
Corp., 5.00% due 2-16-2017 (valued at
$2,668,419, including interest)		2,611,000	2,611,000

Total investments (Cost $56,947,137)† 111.96%			$56,763,437

Other assets and liabilities, net (11.96%)			($6,062,266)

Total net assets 100.00%			$50,701,171

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of August 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

See notes to financial statements

22	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

(Y) The rate shown is the annualized seven-day yield as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $57,271,377. Net unrealized depreciation aggregated $507,940, of which $4,207,203 related to appreciated investment securities and $4,715,143 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Growth Opportunities Fund	23

F I N A N C I A L  S T A T E M EN T S

Financial statements

Statement of assets and liabilities 8-31-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $48,896,000) including
$5,275,917 of securities on loan (Note 2)	$48,709,155
Investments in affiliated issuers, at value (Cost $5,440,137) (Note 2)	5,443,282
Repurchase agreements, at value (Cost $2,611,000) (Note 2)	2,611,000
Total investments, at value (Cost $56,947,137)	56,763,437
Cash	291,269
Cash held at broker for futures contracts	172,800
Receivable for investments sold	1,144,933
Receivable for fund shares sold	25,922
Dividends and interest receivable	20,794
Receivable for security lending income	5,625
Other receivables and prepaid assets	90,707

Total assets	58,515,487

Liabilities

Payable for investments purchased	1,984,136
Payable for fund shares repurchased	123,314
Payable upon return of securities loaned (Note 2)	5,440,237
Payable for futures variation margin	22,300
Payable to affiliates
Accounting and legal services fees	1,109
Transfer agent fees	50,453
Distribution and service fees	72
Investment management fees	20,720
Other liabilities and accrued expenses	171,975

Total liabilities	7,814,316

Net assets

Capital paid-in	$118,707,441
Accumulated net investment loss	(184,598)
Accumulated net realized loss on investments and futures contracts	(67,831,727)
Net unrealized appreciation (depreciation) on investments and
futures contracts	10,055

Net assets	$50,701,171

See notes to financial statements

24	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding the Fund has an unlimited number of shares authorized with no par value.
Class A ($43,880,331 ÷ 2,954,392 shares)	$14.85
Class B ($4,963,201 ÷ 341,343 shares)[1]	$14.54
Class C ($1,822,960 ÷ 125,396 shares)[1]	$14.54
Class I ($34,679 ÷ 2,303 shares)	$15.06

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.63

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Growth Opportunities Fund	25

F I N A N C I A L  S T A T E M EN T S

Statement of operations For the period ended 8-31-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$175,421
Securities lending	31,471
Interest	591

Total investment income	207,483

Expenses

Investment management fees (Note 6)	193,008
Distribution and service fees (Note 6)	95,585
Transfer agent fees (Note 6)	211,316
Accounting and legal services fees (Note 6)	1,626
Trustees’ fees (Note 7)	3,382
State registration fees (Note 6)	38,057
Printing and postage fees (Note 6)	27,798
Professional fees	16,598
Custodian fees	32,606
Registration and filing fees	9,270
Proxy fees	15,112
Other	1,482

Total expenses	645,840
Less expense reductions (Note 6)	(254,528)

Net expenses	391,312

Net investment loss	(183,829)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(10,784,727)
Investments in affiliated issuers	(100)
Futures contracts (Note 3)	314,218
(10,470,609)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	22,103,577
Investments in affiliated issuers	3,145
Futures contracts (Note 3)	300,181
22,406,903
Net realized and unrealized gain	11,936,294

Increase in net assets from operations	$11,752,465

[1] Semiannual period from 3-1-09 to 8-31-09.

See notes to financial statements

26	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months	Year
	ended	ended
	8-31-09[1]	2-28-09
Increase (decrease) in net assets

From operations
Net investment loss	($183,829)	($454,855)
Net realized loss	(10,470,609)	(18,261,575)
Change in net unrealized appreciation (depreciation)	22,406,903	(16,758,580)

Increase (decrease) in net assets resulting from operations	11,752,465	(35,475,010)

From Fund share transactions (Note 8)	(3,208,480)	(9,877,514)

Total increase (decrease)	8,543,985	(45,352,524)

Net assets
Beginning of period	42,157,186	87,509,710

End of period	$50,701,171	$42,157,186

Accumulated net investment loss	($184,598)	($769)

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

Semiannual report | Growth Opportunities Fund	27

F I N A N C I A L  S T A T E M EN T S

Financial highlights

CLASS A SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]	2-28-06[3]
Per share operating performance

Net asset value, beginning of period	$11.53	$20.76	$24.34	$23.29	$21.31
Net investment income (loss)[4]	(0.05)	(0.10)	(0.15)	(0.07)[5]	0.04
Net realized and unrealized gain (loss)
on investments	3.37	(9.13)	(3.43)	1.36	1.94
Total from investment operations	3.32	(9.23)	(3.58)	1.29	1.98
Less distributions
From net realized gain	—	—	—[6]	(0.24)	—
Net asset value, end of period	$14.85	$11.53	$20.76	$24.34	$23.29
Total return (%)[7,8]	28.79[9]	(44.46)	(14.69)	5.57	9.29[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$44	$36	$72	$5	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.42[10,12]	2.01	1.81	5.59	5.45[10]
Expenses net of all fee waivers and credits	1.53[10,12]	1.54	1.54	1.32	0.48[10]
Expenses net of all fee waivers	1.53[10,12]	1.81	1.55	1.32	0.48[10]
Net investment income (loss)	(0.67)[10]	(0.52)	(0.64)	(0.34)[5]	0.41[10]
Portfolio turnover (%)	78	140	262[11]	96	43

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

3 Class A shares begain operations on 9-16-05.

4 Based on the average daily shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.14% of average net assets.

6 Less than $0.01 per share.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Assumes dividend reinvestment.

9 Not annualized.

10 Annualized.

11 Excludes merger activity.

12 Includes proxy fees. The impact of this expense to the gross and net expense ratio was 0.06%.

See notes to financial statements

28	Growth Opportunities Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

CLASS B SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$11.33	$20.52	$24.23	$22.17
Net investment loss[3]	(0.09)	(0.23)	(0.31)	(0.20)[4]
Net realized and unrealized gain (loss) on investments	3.30	(8.96)	(3.40)	2.50
Total from investment operations	3.21	(9.19)	(3.71)	2.30
Less distributions
From net realized gain	—	—	—[5]	(0.24)
Net asset value, end of period	$14.54	$11.33	$20.52	$24.23
Total return (%)[6,7]	28.33[8]	(44.79)	(15.29)	10.40[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$5	$13	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.79[10,12]	3.07	2.61	14.62[10]
Expenses net of all fee waivers	2.23[10,12]	2.72	2.25	2.22[10]
Expenses net of all fee waivers and credits	2.23[10,12]	2.24	2.24	2.22[10]
Net investment loss	(1.36)[10]	(1.24)	(1.34)	(1.21)[4,10]
Portfolio turnover (%)	78	140	262[11]	96

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class B shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Excludes merger activity.

12 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.07%.

CLASS C SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$11.32	$20.53	$24.23	$22.17
Net investment loss[3]	(0.09)	(0.21)	(0.32)	(0.19)[4]
Net realized and unrealized gain (loss) on investments	3.31	(9.00)	(3.38)	2.49
Total from investment operations	3.22	(9.21)	(3.70)	2.30
Less distributions
From net realized gain	—	—	—[5]	(0.24)
Net asset value, end of period	$14.54	$11.32	$20.53	$24.23
Total return (%)[6,7]	28.45[8]	(44.86)	(15.25)	10.40[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.82[9,11]	3.45	3.14	10.43[9]
Expenses net of all fee waivers	2.23[9,11]	2.55	2.25	2.22[9]
Expenses net of all fee waivers and credits	2.23[9,11]	2.24	2.24	2.22[9]
Net investment loss	(1.36)[9]	(1.21)	(1.35)	(1.15)[4,9]
Portfolio turnover (%)	78	140	262[10]	96

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class C shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Annualized.

10 Excludes merger activity.

11 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.07%.

See notes to financial statements

Semiannual report | Growth Opportunities Fund	29

F I N A N C I A L  S T A T E M EN T S

CLASS I SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$11.66	$20.90	$24.41	$22.17
Net investment loss[3]	(0.02)	(0.01)	(0.07)	(0.02)[4]
Net realized and unrealized gain (loss) on investments	3.42	(9.23)	(3.44)	2.50
Total from investment operations	3.40	(9.24)	(3.51)	2.48
Less distributions
From net realized gain	—	—	—[5]	(0.24)
Net asset value, end of period	$15.06	$11.66	$20.90	$24.41
Total return (%)[6,7]	29.16[8]	(44.21)	(14.36)	11.22[8]

Ratios and supplemental data

Net assets, end of period (in millions)	—[9]	—[9]	—[9]	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	35.90[10,12]	121.96	12.17	16.26[10]
Expenses net of all fee waivers	1.11[10,12]	1.09	1.04	1.13[10]
Expenses net of all fee waivers and credits	1.11[10,12]	1.09	1.04	1.13[10]
Net investment loss	(0.29)[10]	(0.04)	(0.30)	(0.10)[4,10]
Portfolio turnover (%)	78	140	262[11]	96

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class I shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

5 Less than $0.01 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Excludes merger activity.

12 Includes proxy fees. The impact of this expense to the gross and next expense was 0.02%.

See notes to financial statements

30	Growth Opportunities Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Growth Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Class R1 shares merged into Class A shares on August 21, 2009 (See Note 10).

The Adviser and other affiliates of John Hancock USA owned 4,532 shares of beneficial interest of Class A on August 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end and through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based

Semiannual report | Growth Opportunities Fund	31

on broker quotes or fair valued as described below. Certain short-term instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC) is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32	Growth Opportunities Fund | Semiannual report

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2009, by major security category or security type. Other financial instruments are derivatives instruments not reflected in the Portfolio of investments, such as futures, forwards, written options and swap contracts are stated at market value:

Investments in Securities	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Consumer discretionary	$9,568,729	—	—	$9,568,729

Consumer staples	3,440,043	—	—	3,440,043

Energy	2,360,448	—	—	2,360,448

Financials	3,448,713	—	—	3,448,713

Health care	8,289,646	—	—	8,289,646

Industrials	6,871,912	—	—	6,871,912

Information technology	11,785,272	—	—	11,785,272

Materials	2,582,640	—	—	2,582,640

Telecommunication services	299,752	—	—	299,752

Utilities	62,000	—	—	62,000

Short-term investments	5,443,282	$2,611,000	—	8,054,282

Total Investments in
Securities	$54,152,437	$2,611,000	—	$56,763,437
Other Financial
Instruments	193,755	—	—	193,755
Totals	$54,346,192	$2,611,000	—	$56,957,192

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex- date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation

Semiannual report | Growth Opportunities Fund	33

to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended August 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase

34	Growth Opportunities Fund | Semiannual report

agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $46,171,666 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: February 28, 2010 — $25,006,446 and February 28, 2017 — $21,165,220. Availability of a certain amount of the loss carryforwards, which were acquired on May 25, 2007 in a merger with the John Hancock Mid Cap Growth Fund, may be limited in a given year.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended February 28, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. There were no distributions during the year ended February 28, 2009. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended August 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

Semiannual report | Growth Opportunities Fund	35

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Notional amounts of futures contracts at August 31, 2009 are representative of futures contracts activities during the period ended August 31, 2009.

During the period ended August 31, 2009, the Fund used futures to gain exposure to certain securities markets and to maintain diversity and liquidity of the portfolio. The following summarizes the open futures contracts held as of August 31, 2009:

OPEN	NUMBER OF				UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	APPRECIATION

Russell 2000 Mini
Index Futures	15	Long	Sep 2009	$857,550	$92,004
S&P Mid 400 E-mini
Index Futures	14	Long	Sep 2009	915,600	101,751

				$1,773,150	$193,755

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at August 31, 2009, by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
FAS 133	LOCATION	LOCATION	VALUE	FAIR VALUE

Equity contracts	Payable	Futures	$193,755	—
	for futures varia-
	tion margin;
	Net unrealized
	appreciation
	(depreciation) on
	investments

Total			$193,755	—

36	Growth Opportunities Fund | Semiannual report

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS
UNDER FAS 133	FUTURES	TOTAL

Statement of Operations location — Net
realized gain (loss) on	Futures
Equity contracts	$314,218	$314,218
Total	$314,218	$314,218

The table below summarizes the change in unrealized appreciation (depreciation) in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS
UNDER FAS 133	FUTURES	TOTAL

Statement of Operations location — Change
in unrealized appreciation (depreciation) on	Futures contracts
Equity contracts	$300,181	$300,181
Total	$300,181	$300,181

Note 4
Risks and uncertainties

Sector risk

The Fund may focus investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the focus may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a focus is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions with
affiliates and others

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Opportunities Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo

Semiannual report | Growth Opportunities Fund	37

& Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2009, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Prior to June 30, 2009, the Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.24% of the Fund’s average annual net assets which are allocated pro rata to all share classes. The agreements exclude taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.50% for Class A shares, 2.20% for Class B, 2.20% for Class C, and 1.02% for Class I. Accordingly, the expense reductions or reimbursements related to this agreement were $186,498, $38,459, $13,605, $8,112 and $7,854 for Class A, Class B, Class C, Class I and Class R1, respectively for the period ended August 31, 2009. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust. Effective August 21, 2009, Class R1 merged into Class A.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2009, had an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2009, the Distributor received net up-front sales charges of $27,800 with regard to sales of Class A shares. Of this amount, $4,107 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $17,955 was paid as sales commissions to unrelated broker-dealers and $5,738 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), an affiliate of the Adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are

38	Growth Opportunities Fund | Semiannual report

redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2009, CDSCs received by the Distributor amounted to $3,659 for Class B shares and $2 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B and C and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder accounts for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses had no reductions.

	Distribution and	Transfer	State registration	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$62,242	$175,968	$7,803	$22,625
Class B	24,616	28,606	7,665	4,216
Class C	8,516	5,909	7,515	907
Class I	—	393	7,678	31
Class R1	211	440	7,396	19
Total	$95,585	$211,316	$38,057	$27,798

Note 7
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Growth Opportunities Fund	39

Note 8
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended August 31, 2009 and the year ended February 28, 2009, along with the corresponding dollar value.

	Period ended 8-31-09[1]		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	133,686	$1,770,834	285,278	$5,486,281
Issued in reorganization	6,731	100,770	—	—
Repurchased	(291,520)	(3,916,674)	(636,610)	(11,366,953)
Net decrease	(151,103)	($2,045,070)	(351,332)	($5,880,672)

Class B shares

Sold	19,427	$254,894	57,810	$983,527
Repurchased	(80,300)	(1,040,785)	(270,041)	(4,747,515)
Net decrease	(60,873)	($785,891)	(212,231)	($3,763,988)

Class C shares

Sold	7,452	$98,750	79,427	$1,149,503
Repurchased	(32,914)	(387,808)	(50,955)	(852,266)
Net increase (decrease)	(25,462)	($289,058)	28,472	$297,237

Class I shares

Sold	4,388	$51,974	697	$9,715
Repurchased	(3,285)	(45,067)	(101)	(1,566)
Net increase	1,103	$6,907	596	$8,149

Class R1[2]

Sold	381	$5,049	1,028	$15,651
Issued in reorganization	(6,769)	(100,417)	—	—
Repurchased	—	—	(424)	(7,795)
Net increase (decrease)	(6,388)	($95,368)	604	$7,856

Class 1[3]

Sold	—	—	31,389	$678,084
Repurchased	—	—	(55,658)	(1,224,180)
Net decrease	—	—	(24,269)	($546,096)

Net decrease	(242,723)	($3,208,480)	(558,160)	($9,877,514)

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class R1 shares merged into Class A shares on August 21, 2009.

3 Class 1 shares were terminated on October 27, 2008.

Note 9
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities during the period ended August 31, 2009, aggregated $39,417,851 and $37,527,136, respectively.

Note 10
Reorganization

Effective at the close of business on August 21, 2009, Class R1 shares merged into Class A shares.

40	Growth Opportunities Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Growth
Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co., LLC (the Subadviser) for the John Hancock Growth Opportunities Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than five full years of operational history and considered the performance results for the Fund since inception and over the 1- and 3-year time periods ended December 31, 2008. The Board also considered the results in comparison to

Semiannual report | Growth Opportunities Fund	41

the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and a benchmark index. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for the 3-year time period was lower than the performance of its Category and Peer Group medians, and its benchmark index, the Russell 2500 Growth Index. The Board also noted that the Fund’s performance for the 1-year period was lower than the performance of the benchmark index, as was the performance of the Category and Peer Group medians. The Board viewed favorably that the Fund’s performance was higher than the performance of its Category and Peer Group medians for the 1-year period under review.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross

Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted the Fund’s Net Expense Ratio was not appreciably higher than the Peer Group median and higher than the Category median. The Board also noted that the Gross Expense Ratio was equal to the Peer Group median and higher than the Category median. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement Rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Gross Expense Ratio at 1.50%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2010.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing

42	Growth Opportunities Fund | Semiannual report

investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Growth Opportunities Fund	43

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Growth Opportunities Fund held at 601 Congress Street, Boston, Massachusetts the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

44	Growth Opportunities Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.596%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.724%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,707,466.6391	45.930%	77.222%
Against	83,953.5978	2.258%	3.797%
Abstain	104,926.6931	2.822%	4.745%
Broker Non-Vote	314,788.0000	8.468%	14.236%
TOTAL	2,211,134.9300	59.478%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A, 3C-3H PASSED ON APRIL 16, 2009.

3. Approval of the following changes to the Fund’s fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	1,573,815.5649	42.334%	71.178%
Against	189,457.9903	5.096%	8.568%
Abstain	133,074.3748	3.580%	6.018%
Broker Non-Vote	314,787.0000	8.468%	14.236%
TOTAL	2,211,134.9300	59.478%	100.000%

3C. Revise: Underwriting

Affirmative	1,588,426.3899	42.727%	71.838%
Against	170,375.3983	4.583%	7.705%
Abstain	137,545.1418	3.700%	6.221%
Broker Non-Vote	314,788.0000	8.468%	14.236%
TOTAL	2,211,134.9300	59.478%	100.000%

Semiannual report | Growth Opportunities Fund	45

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3D. Revise: Real Estate

Affirmative	1,575,331.9900	42.375%	71.245%
Against	181,216.1181	4.875%	8.196%
Abstain	139,800.8219	3.735%	6.280%
Broker Non-Vote	314,786.0000	8.493%	14.279%
TOTAL	2,211,134.9300	59.478%	100.000%

3E. Revise: Loans

Affirmative	1,562,746.0201	42.036%	70.676%
Against	192,403.4070	5.176%	8.702%
Abstain	141,199.5029	3.773%	6.343%
Broker Non-Vote	314,786.0000	8.493%	14.279%
TOTAL	2,211,134.9300	59.478%	100.000%

3F. Revise: Senior Securities

Affirmative	1,574,033.8540	42.340%	71.187%
Against	182,906.0842	4.920%	8.272%
Abstain	139,408.9918	3.750%	6.305%
Broker Non-Vote	314,786.0000	8.468%	14.236%
TOTAL	2,211,134.9300	59.478%	100.000%

3G. Eliminate: Margin Investment

Affirmative	1,571,296.8345	42.266%	71.063%
Against	190,594.4996	5.127%	8.620%
Abstain	134,457.5959	3.617%	6.081%
Broker Non-Vote	314,786.0000	8.468%	14.236%
TOTAL	2,211,134.9300	59.478%	100.000%

3H. Eliminate: Short Selling

Affirmative	1,563,250.5115	42.050%	70.699%
Against	196,648.8366	5.290%	8.894%
Abstain	136,449.5819	3.670%	6.171%
Broker Non-Vote	314,786.0000	8.468%	14.236%
TOTAL	2,211,134.9300	59.478%	100.000%

Proposal 4: Revision to the Trust’s merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009.

4. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.826%	85.076%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,522,942.9930	79.724%	100.000%

46	Growth Opportunities Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Andrew G. Arnott‡	Legal counsel
Chief Operating Officer	K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Michael J. Leary
Treasurer
Charles A. Rizzo
Chief Financial Officer

* Member of the Audit Committee

 †† Member of the Audit Committee effective 9-1-09

 † Non-Independent Trustee

‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | Growth Opportunities Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.	840SA 8/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/09

John Hancock
MUTUAL FUNDS

John Hancock
International Growth Fund

Semiannual Report
8.31.09

A look at performance

For the period ended August 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	6-12-06	–21.73	—	—	–3.11	28.28	–21.73	—	—	–9.70

B	6-12-06	–22.23	—	—	–3.11	29.62	–22.23	—	—	–9.68

C	6-12-06	–19.02	—	—	–2.29	33.64	–19.02	—	—	–7.21

I1	6-12-06	–17.19	—	—	–1.11	35.42	–17.19	—	—	–3.54

1[1]	6-12-06	–17.19	—	—	–1.08	35.45	–17.19	—	—	–3.45

NAV[1]	12-27-06	–17.11	—	—	–8.21	35.53	–17.11	—	—	–20.50

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.70%, Class B — 2.40%, Class C — 2.40%, Class I — 1.22%, Class 1 —1.20% and Class NAV — 1.15%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.71%, Class B — 4.45%, Class C — 3.58%, Class I — 1.44%, Class 1 — 1.28% and Class NAV — 1.18%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

6	International Growth Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2	Index 3

B3	6-12-06	$9,284	$9,032	$8,918	$9,361	$9,414

C2,3	6-12-06	9,279	9,279	8,918	9,361	9,414

I3,4	6-12-06	9,646	9,646	8,918	9,361	9,414

1[3,4]	6-12-06	9,655	9,655	8,918	9,361	9,414

NAV[3,4]	12-27-06	7,950	7,950	7,958	7,835	8,042

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, as of August 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Growth Net Index — Index 1 — is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes. Returns are calculated and presented net of withholding tax.

MSCI EAFE (Europe, Australasia, Far East) Net Index — Index 2 — is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indexes. Returns are calculated and presented net of withholding tax.

S&P/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index — Index 3 — is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index 1 figure as of closest month end to fund inception date.

4 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

Semiannual report | International Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,350.70	$10.07

Class B	1,000.00	1,346.20	14.19

Class C	1,000.00	1,346.40	14.19

Class I	1,000.00	1,354.20	7.18

Class 1	1,000.00	1,354.50	6.94

Class NAV	1,000.00	1,355.30	6.65

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,016.60	$8.64

Class B	1,000.00	1,013.10	12.18

Class C	1,000.00	1,013.10	12.18

Class I	1,000.00	1,019.10	6.16

Class 1	1,000.00	1,019.30	5.95

Class NAV	1,000.00	1,019.60	5.70

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.70%, 2.40%, 2.40%, 1.21%, 1.17% and 1.12% for Class A, Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Growth Fund	9

Portfolio summary

Top 10 holdings[1]

GlaxoSmithKline PLC	4.4%	Hennes & Mauritz AB, B Shares	1.9%

Novartis AG	3.4%	Roche Holdings AG	1.9%

Telefonica SA	3.0%	Sanofi-Aventis SA	1.7%

Nestle SA	2.6%	SAP AG	1.5%

Reckitt Benckiser Group PLC	2.1%	AstraZeneca PLC	1.4%

Sector composition[2,3]

Health care	20%	Information technology	6%

Consumer staples	15%	Industrials	4%

Consumer discretionary	9%	Energy	4%

Telecommunication services	8%	Utilities	3%

Financials	7%	Short-term investments & other	18%

Materials	6%

1 As a percentage of net assets on August 31, 2009. Excludes cash and cash equivalents.

2 International investing involves special risks such as political, economic and currency risks, and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on August 31, 2009.

10	International Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-09 (unaudited)

	Shares	Value
Common stocks 81.94%		$90,239,293

(Cost $85,909,313)

Australia 4.78%		5,262,155

BHP Billiton, Ltd.	14,000	437,192

Brambles, Ltd.	37,026	232,305

CSL, Ltd.	15,447	419,848

Newcrest Mining, Ltd.	14,379	365,383

Origin Energy, Ltd.	18,362	236,818

QBE Insurance Group, Ltd. (L)	21,495	415,384

Rio Tinto, Ltd.	4,736	222,997

Telstra Corp., Ltd.	125,247	345,019

Westpac Banking Corp., Ltd.	13,318	274,147

Woodside Petroleum, Ltd.	15,098	622,908

Woolworths, Ltd.	60,424	1,430,751

Worleyparsons, Ltd.	10,840	259,403

Belgium 1.79%		1,975,089

Anheuser-Busch InBev NV	35,659	1,540,336

Belgacom SA	4,530	169,947

Colruyt SA	1,154	264,806

Canada 3.24%		3,572,844

Agnico-Eagle Mines, Ltd.	3,300	189,273

Barrick Gold Corp.	12,400	427,926

Canadian National Railway Co.	12,100	584,912

Enbridge, Inc.	6,200	231,633

First Quantum Minerals Ltd.	2,100	124,360

Research In Motion, Ltd. (I)	8,100	594,506

Rogers Communications, Inc.	9,000	247,783

Shaw Communications, Inc. (Class B)	17,000	291,784

Shoppers Drug Mart Corp.	8,100	318,155

Teck Resources Ltd. (Class B) (I)	10,500	253,400

Toronto-Dominion Bank	5,000	309,112

Denmark 1.43%		1,573,969

Carlsberg A/S	3,010	216,542

Novo Nordisk AS	22,212	1,357,427

Finland 0.23%		254,379

Nokia AB Oyj	18,153	254,379

See notes to financial statements

Semiannual report | International Growth Fund	11

F I N A N C I A L   S T A T E M E N T S

	Shares	Value

France 4.74%		$5,215,586

Air Liquide SA	2,041	218,397

BNP Paribas SA	5,719	461,533

Dassault Systemes SA	3,278	167,949

Essilor International SA	5,488	296,603

Groupe Danone	4,742	258,111

Hermes International (L)	2,311	342,790

L’Oreal SA	4,690	462,562

Neopost SA	1,312	108,302

Publicis Groupe	7,228	266,508

Sanofi-Aventis SA	26,787	1,819,711

Societe Generale	284	351,830

Technip SA	4,105	254,263

Total SA	3,601	207,027

Germany 3.65%		4,019,191

BASF SE	5,121	267,800

Beiersdorf AG	3,611	183,529

Deutsche Bank AG	14,998	1,021,894

Deutsche Telekom AG	41,478	552,858

Fresenius Medical Care AG & Co. KGaA (L)	6,658	299,410

SAP AG	32,992	1,611,816

Suedzucker AG	4,198	81,884

Greece 0.67%		742,449

National Bank of Greece SA	10,048	316,401

OPAP SA	17,458	426,048
Hong Kong 1.31%		1,439,008

CLP Holdings, Ltd.	69,500	464,995

Esprit Holdings, Ltd.	35,500	215,528

Hang Seng Bank Ltd.	16,200	230,348

Hong Kong & China Gas Co., Ltd.	130,500	282,435

Hong Kong Electric Holdings, Ltd.	44,000	245,702

Ireland 0.37%		409,975

CRH PLC	5,024	129,363

Experian PLC	33,483	280,612
Italy 0.34%		374,949

ENI SpA	3,445	81,783

Intesa Sanpaolo SpA	22,537	97,786

Parmalat SpA	76,013	195,380

Japan 18.58%		20,467,138

Astellas Pharma, Inc.	14,300	571,272

Canon, Inc.	10,400	396,363

Central Japan Railway Co.	29	195,977

Chubu Electric Power Co., Inc.	9,700	225,145

Daiichi Sankyo Co., Ltd.	9,900	211,141

Daito Trust Construction Co., Ltd.	4,000	189,885

Dena Co., Ltd.	29	91,544

Denso Corp.	8,200	236,798

Eisai Co., Ltd.	11,600	425,388

See notes to financial statements

12	International Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value

Japan (continued)

FamilyMart Co., Ltd.	3,400	$105,212

Fanuc, Ltd.	2,900	235,356

Fast Retailing Co., Ltd.	5,300	632,480

Fujitsu, Ltd.	25,000	168,446

GS Yuasa Corp. (L)	19,000	164,939

Hirose Electric Co., Ltd.	1,900	233,635

Hisamitsu Pharmaceutical Co., Inc.	5,400	207,988

Honda Motor Co., Ltd.	15,200	476,873

Hoya Corp.	6,700	150,504

INPEX Corp.	22	178,463

JFE Holdings, Inc. (I)	5,700	197,612

Kao Corp.	30,500	773,975

KDDI Corp.	57	323,880

Keyence Corp.	1,500	315,276

Komatsu Ltd.	11,900	213,147

Kurita Water Industries, Ltd.	4,700	156,469

Lawson, Inc.	5,400	233,574

Mitsubishi Corp.	6,100	121,685

Mizuho Financial Group, Inc.	31,900	77,726

Murata Manufacturing Co., Ltd.	4,100	192,932

Nintendo Co., Ltd.	2,500	674,220

Nippon Electric Glass Co., Ltd.	22,000	226,981

Nippon Mining Holdings, Inc.	50,500	250,067

Nissan Motor Co., Ltd. (I)	30,300	211,340

Nissha Printing Co., Ltd.	2,100	110,615

Nitori Co., Ltd.	5,150	398,196

Nitto Denko Corp.	8,400	253,130

NTT DoCoMo, Inc.	424	652,482

Odakyu Electric Railway Co., Ltd.	32,000	287,663

OJI Paper Co., Ltd.	43,000	202,774

Oriental Land Co, Ltd.	2,200	148,733

Osaka Gas Co., Ltd.	50,000	173,047

Rakuten, Inc.	378	228,358

Resona Holdings, Inc. (L)	16,500	224,309

SANKYO Co., Ltd.	2,300	144,634

Seven & I Holdings Co., Ltd.	28,000	677,591

Sharp Corp.	31,000	356,079

Shimamura Co., Ltd.	1,400	125,371

Shin-Etsu Chemical Co., Ltd.	11,300	665,059

Shionogi & Co., Ltd.	15,000	366,268

Shiseido Co., Ltd.	11,000	192,511

Softbank Corp.	23,900	533,237

Sumitomo Electric Industries, Ltd.	16,600	213,189

Sumitomo Metal Industries, Ltd.	41,000	101,956

Sumitomo Metal Mining Co., Ltd.	22,000	336,061

Suzuki Motor Corp.	11,100	263,553

Takeda Pharmaceutical Co., Ltd.	26,700	1,075,627

Terumo Corp.	8,700	455,698

See notes to financial statements

Semiannual report | International Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

	Shares	Value

Japan (continued)

Tohoku Electric Power Co., Inc.	14,900	$322,080

Tokyo Electric Power Co., Inc.	35,000	912,047

Tokyo Electron, Ltd.	5,000	269,780

Tokyo Gas Co., Ltd.	53,000	212,207

Toshiba Corp.	34,000	173,674

Toyota Motor Corp.	7,400	315,567

Trend Micro, Inc.	6,500	255,444

Tsumura & Co.	5,500	194,741

UNICHARM Corp.	3,100	277,724

Yahoo! Japan Corp.	827	281,440

Netherlands 1.63%		1,792,324

Heineken NV (L)	3,826	161,577

Koninklijke (Royal) KPN NV	42,461	653,011

Koninklijke Ahold NV	10,548	123,804

Unilever NV	30,543	853,932

Norway 0.09%		101,742

StatoilHydro ASA	4,650	101,742

Papua New Guinea 0.16%		175,789

Lihir Gold Ltd. (I)	75,675	175,789

Portugal 0.42%		457,526

Portugal Telecom, SGPS, SA	44,226	457,526

Singapore 0.65%		719,192

Keppel Corp. Ltd.	16,000	84,492

Singapore Exchange, Ltd.	18,000	104,311

Singapore Press Holdings, Ltd.	82,000	208,119

Singapore Telecommunications, Ltd.	148,000	322,270

Spain 4.35%		4,784,334

ACS, Actividades de Construccion y Servicios SA	5,569	287,340

Banco Santander SA	44,319	683,583

Industria de Diseno Textil SA	9,321	508,192

Telefonica SA	130,907	3,305,219

Sweden 2.57%		2,831,325

Boliden AB	35,219	362,929

Hennes & Mauritz AB, B Shares	37,964	2,106,379

Nordea Bank AB	23,481	246,658

Swedish Match AB	5,990	115,359

Switzerland 10.64%		11,715,749

Actelion, Ltd.	8,190	473,098

Compagnie Financiere Richemont SA, BR Shares	10,575	289,165

Credit Suisse Group AG	9,019	459,675

Geberit AG, ADR	1,514	233,420

Lonza Group AG	2,153	211,533

Nestle SA	67,570	2,808,422

Nobel Biocare Holding AG	3,605	110,419

Novartis AG	80,599	3,742,543

Roche Holdings AG	13,127	2,088,808

Swatch Group AG, BR Shares	989	214,106

See notes to financial statements

14	International Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Shares	Value

Switzerland (continued)

Swisscom AG	600	$207,487

Syngenta AG	694	163,236

Synthes AG	6,091	713,837

United Kingdom 20.30%		22,354,580

Admiral Group PLC	15,750	272,903

Anglo American PLC	4,585	149,318

Antofagasta PLC	25,296	312,635

AstraZeneca PLC	34,000	1,566,633

Autonomy Corp. PLC (I)	22,281	468,555

Barclays PLC	42,894	262,909

BG Group PLC	20,944	345,507

British American Tobacco PLC	31,629	961,720

Burberry Group PLC	42,523	332,830

Cadbury PLC	15,980	150,664

Capita Group PLC	50,335	556,615

Centrica PLC	94,392	385,757

Cobham PLC	75,929	248,880

Diageo PLC	67,849	1,053,617

Drax Group PLC	24,191	187,817

GlaxoSmithKline PLC	245,873	4,813,226

Imperial Tobacco Group PLC	9,457	265,298

Inmarsat PLC	18,241	154,359

Kazakhmys PLC (I)	9,421	149,556

National Grid PLC	16,420	158,280

Next PLC	15,379	407,853

Petrofac, Ltd.	19,911	282,816

Reckitt Benckiser Group PLC	48,632	2,252,483

Reed Elsevier PLC	55,964	407,316

Rio Tinto PLC	3,611	138,054

Royal Dutch Shell PLC, A Shares	10,855	300,523

Royal Dutch Shell PLC, B Shares	7,806	212,226

SABMiller PLC	8,515	197,313

Scottish & Southern Energy PLC	10,196	185,291

Shire PLC	33,957	562,915

Smith & Nephew PLC	24,496	208,202

Smiths Group PLC	18,164	235,910

Standard Chartered PLC	52,986	1,202,651

Standard Life PLC	72,071	229,516

Tesco PLC	67,090	410,765

Thomson Reuters PLC	8,116	255,258

Tullow Oil PLC	23,313	406,477

Unilever PLC	8,339	227,027

Vedanta Resources PLC	5,846	168,974

Vodafone Group PLC	207,312	446,882

Xstrata PLC	61,864	819,049

See notes to financial statements

Semiannual report | International Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

		Par value	Value

Short-term investments 10.22%			$11,259,737
(Cost $11,259,221)

Repurchase Agreement 9.03%			9,947,000

Repurchase Agreement with State Street Corp.
dated 8-31-09 at 0.07% to be repurchased
at $9,947,019 on 9-01-09, collateralized by
$9,565,000 Federal Home Loan Mortgage
Corp., 4.75% due 1-18-11 (valued at
$10,150,856, including interest)		$9,947,000	9,947,000

	Rate	Shares	Value

Cash Equivalents 1.19%			1,312,737

John Hancock Collateral Investment Trust (T)(W)	0.3900% (Y)	131,126	1,312,737

Total investments (Cost $97,168,534)† 92.16%			$101,499,030

Other assets and liabilities, net 7.84%			$8,634,540

Total net assets 100.00%			$110,133,570

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of August 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annulaized seven-day yield as of August 31, 2009

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $97,718,006. Net unrealized appreciation aggregated $3,781,024, of which $6,518,977 related to appreciated investment securities and $2,737,953 related to depreciated investment securities.

See notes to financial statements

16	International Growth Fund | Semiannual report

Financial statements

Statement of assets and liabilities 8-31-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $85,909,313)
including $1,249,243 of securities loaned (Note 2)	$90,239,293
Investments in affiliated issuers, at value (Cost $1,312,221) (Note 2)	1,312,737
Repurchase aggreement, at value (Cost $9,947,000) (Note 2)	9,947,000
Total investments, at value (Cost $97,168,534)	101,499,030

Cash	1,577
Cash collateral at broker for futures contracts	1,088,341
Foreign currency, at value (Cost $91,938)	91,815
Receivable for forward foreign currency exchange contracts (Note 3)	281,127
Receivable for fund shares sold	8,537,101
Dividends and interest receivable	259,761
Receivable for security lending income	1,744
Receivable from affiliates	777
Other receivables	89,476
Total assets	111,850,749

Liabilities

Payable for investments purchased	1,050
Payable for forward foreign currency exchange contracts (Note 3)	108,406
Payable for fund shares repurchased	44,202
Payable upon return of securities loaned (Note 2)	1,310,570
Payable for futures variation margin	89,698
Payable to affiliates
Accounting and legal services fees	356
Transfer agent fees	5,687
Distribution and service fees	165
Investment management fees	6,196
Other liabilities and accrued expenses	150,849
Total liabilities	1,717,179

Net assets

Capital paid-in	$117,151,773
Accumulated undistributed net investment income	1,059,008
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(12,849,586)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	4,772,375
Net assets	$110,133,570

See notes to financial statements

Semiannual report | International Growth Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding-the Fund has an unlimited number of shares authorized with no par value.
Class A ($17,789,092 ÷ 1,057,078 shares)	$16.83
Class B ($554,455 ÷ 33,001 shares)[1]	$16.80
Class C ($752,512 ÷ 44,827 shares)[1]	$16.79
Class I ($80,250,402 ÷ 4,747,709 shares)	$16.90
Class 1 ($4,062,471 ÷ 240,502 shares)	$16.89
Class NAV ($6,724,638 ÷ 398,909 shares)	$16.86

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.72

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

18	International Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-091

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,176,046
Securities lending	36,204
Interest	1,525
Less foreign taxes withheld	(94,389)
Total investment income	1,119,386

Expenses

Investment management fees (Note 6)	307,087
Distribution and service fees (Note 6)	29,658
Transfer agent fees (Note 6)	24,475
Accounting and legal services fees (Note 6)	1,634
Trustees’ fees (Note 7)	1,982
State registration fees (Note 6)	36,737
Printing and postage fees (Note 6)	6,223
Professional fees	19,341
Custodian fees	53,846
Registration and filing fees	12,124
Proxy fees	14,424
Other	1,340

Total expenses	508,871
Less expense reductions (Note 6)	(63,073)

Net expenses	445,798

Net investment income	673,588

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(5,897,626)
Investments in affiliated underlying funds	1,651
Futures contracts (Note 3)	936,662
Foreign currency transactions	(244,867)
(5,204,180)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	23,198,461
Investments in affiliated underlying funds	516
Futures contracts (Note 3)	395,782
Translation of assets and liabilities in foreign currencies	371,813
23,966,572
Net realized and unrealized gain	18,762,392

Increase in net assets from operations	$19,435,980

[1] Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

Semiannual report | International Growth Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	8-31-09[1]	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$673,588	$667,706
Net realized loss	(5,204,180)	(5,974,115)
Change in net unrealized appreciation (depreciation)	23,966,572	(19,437,598)

Increase (decrease) in net assets resulting
from operations	19,435,980	(24,744,007)

Distributions to shareholders
From net investment income
Class A	—	(403,668)
Class B	—	(9,683)
Class C	—	(11,598)
Class I	—	(737,756)
Class R1[2]	—	(2,249)
Class 1	—	(82,042)
Class NAV	—	(129,737)

Total distributions	—	(1,376,733)

From Fund share transactions (Note 8)	48,477,785	27,353,569

Total increase	67,913,765	1,232,829

Net assets

Beginning of period	42,219,805	40,986,976

End of period	$110,133,570	$42,219,805

Accumulated undistributed net investment income	$1,059,008	$385,420

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Effective August 21, 2009, Class R1 merged into Class A.

See notes to financial statements

20	International Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07

Per share operating performance

Net asset value, beginning of period	$12.46	$22.86	$23.94	$20.00
Net investment income (loss)[3]	0.14	0.31	0.26	(0.01)
Net realized and unrealized gain (loss) on investments	4.23	(10.31)	0.53	4.44
Total from investment operations	4.37	(10.00)	0.79	4.43
Less distributions
From net investment income	—	(0.40)	(0.18)	(0.09)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	—	(0.40)	(1.87)	(0.49)
Net asset value, end of period	$16.83	$12.46	$22.86	$23.94
Total return (%)[4,5]	35.07[6]	(44.00)	2.85	22.18

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$13	$26	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[7,8]	1.94	2.21	2.28
Expenses net of all fee waivers	1.70[7,8]	1.62	1.56	1.66
Expenses net of all fee waivers and credits	1.70[7,8]	1.62	1.56	1.66
Net investment income (loss)	1.94[7]	1.59	1.02	(0.06)
Portfolio turnover (%)	30	59	97	41

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class A shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

CLASS B SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$12.48	$22.81	$23.91	$20.00
Net investment income (loss)[3]	0.10	0.15	(0.01)	(0.16)
Net realized and unrealized gain (loss) on investments	4.22	(10.25)	0.60	4.48
Total from investment operations	4.32	(10.10)	0.59	4.32
Less distributions
From net investment income	—	(0.23)	—	(0.01)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	—	(0.23)	(1.69)	(0.41)
Net asset value, end of period	$16.80	$12.48	$22.81	$23.91
Total return (%)[4,5]	34.62[6]	(44.43)	2.03	21.64[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	6.22[7,8]	4.68	4.62	10.94[7]
Expenses net of fee waivers	2.40[7,8]	2.65	2.41	2.39[7]
Expenses net of all fee waivers and credits	2.40[7,8]	2.40	2.40	2.39[7]
Net investment income (loss)	1.41[7]	0.80	(0.03)	(0.94)[7]
Portfolio turnover (%)	30	59	97	41

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class B shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.07%.

See notes to financial statements

Semiannual report | International Growth Fund	21

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$12.47	$22.79	$23.90	$20.00
Net investment income (loss)[3]	0.07	0.20	0.05	(0.16)
Net realized and unrealized gain (loss) on investments	4.25	(10.29)	0.53	4.47
Total from investment operations	4.32	(10.09)	0.58	4.31
Less distributions
From net investment income	—	(0.23)	—	(0.01)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	—	(0.23)	(1.69)	(0.41)
Net asset value, end of period	$16.79	$12.47	$22.79	$23.90
Total return (%)[4,5]	34.64[6]	(44.43)	1.99	21.59[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	5.27[7,8]	3.81	3.73	6.71[7]
Expenses net of fee waivers	2.40[7,8]	2.42	2.40	2.39[7]
Expenses net of all fee waivers and credits	2.40[7,8]	2.40	2.40	2.39[7]
Net investment income (loss)	0.97[7]	1.03	0.21	(0.98)[7]
Portfolio turnover (%)	30	59	97	41

[1] Semiannual period from 3-1-09 to 8-31-09. Unaudited.

[2] Class C shares began operations on 6-12-06.

[3] Based on the average daily shares outstanding.

[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5] Assumes dividend reinvestment.

[6] Not annualized.

[7] Annualized.

[8] Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.07%.

CLASS I SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$12.48	$22.90	$23.97	$20.00
Net investment income[3]	0.15	0.18	0.36	0.07
Net realized and unrealized gain (loss) on investments	4.27	(10.12)	0.54	4.45
Total from investment operations	4.42	(9.94)	0.90	4.52
Less distributions
From net investment income	—	(0.48)	(0.28)	(0.15)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	—	(0.48)	(1.97)	(0.55)
Net asset value, end of period	$16.90	$12.48	$22.90	$23.97
Total return (%)[4,5]	35.42[6]	(43.74)	3.27	22.60[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$80	$23	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[8,9]	1.67	5.07	17.20[8]
Expenses net of fee waivers	1.21[8,9]	1.20	1.20	1.19[8]
Expenses net of all fee waivers and credits	1.21[8,9]	1.20	1.20	1.19[8]
Net investment income	2.00[8]	1.16	1.43	0.42[8]
Portfolio turnover (%)	30	59	97	41

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

 2 Class I shares began operations on 6-12-06.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

7 Less than $500,000.

 8 Annualized.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements

22	International Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS 1 SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$12.47	$22.89	$23.97	$20.00
Net investment income[3]	0.18	0.36	0.29	0.07
Net realized and unrealized gain (loss) on investments	4.24	(10.29)	0.61	4.45
Total from investment operations	4.42	(9.93)	0.90	4.52
Less distributions
From net investment income	—	(0.49)	(0.29)	(0.15)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	—	(0.49)	(1.98)	(0.55)
Net asset value, end of period	$16.89	$12.47	$22.89	$23.97
Total return (%)[4,5]	35.45[6]	(43.72)	3.28	22.63[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[7,8]	1.51	1.83	2.00[7]
Expenses net of fee waivers	1.17[7,8]	1.15	1.15	1.15[7]
Expenses net of all fee waivers and credits	1.17[7,8]	1.15	1.15	1.15[7]
Net investment income	2.38[7]	1.94	1.14	0.41[7]
Portfolio turnover (%)	30	59	97	41

[1] Semiannual period from 3-1-09 to 8-31-09. Unaudited.

[2] Class 1 shares began operations on 6-12-06.

[3] Based on the average daily shares outstanding.

[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5] Assumes dividend reinvestment.

[6] Not annualized.

[7] Annualized.

[8] Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.05%.

CLASS NAV Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$12.44	$22.84	$23.92	$23.73
Net investment income[3]	0.17	0.41	0.33	0.01
Net realized and unrealized gain (loss) on investments	4.25	(10.31)	0.59	0.18
Total from investment operations	4.42	(9.90)	0.92	0.19
Less distributions
From net investment income	—	(0.50)	(0.31)	—
From net realized gain	—	—	(1.69)	—
Total distributions	—	(0.50)	(2.00)	—
Net asset value, end of period	$16.86	$12.44	$22.84	$23.92
Total return (%)[4,5]	35.53[6]	(43.69)	3.34	0.80[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$3	$8	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[7,8]	1.41	1.77	2.75[7]
Expenses net of fee waivers	1.12[7,8]	1.10	1.10	1.13[7]
Expenses net of all fee waivers and credits	1.12[7,8]	1.10	1.10	1.13[7]
Net investment income	2.31[7]	2.11	1.33	0.14[7]
Portfolio turnover (%)	30	59	97	41

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

 2 Class NAV shares began operations on 12-27-06.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.05%.

See notes to financial statements

Semiannual report | International Growth Fund	23

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock International Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return primarily through capital appreciation.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class 1 shares are sold only to certain affiliates of MFC. Class NAV shares are sold to affiliated funds of funds, within the John Hancock funds’ complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

John Hancock USA and affiliates owned 824,479 shares of beneficial interest of Class A on August 31, 2009.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based

24	International Growth Fund | Semiannual report

on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affili-ated registered investment company managed by Manulife Global Investment Management (U.S.), LLC a subsidiary of MFC is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | International Growth Fund	25

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts are stated at market value.

Investments in Securities	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Australia	—	$5,262,155	—	$5,262,155

Belgium	—	1,975,089	—	1,975,089

Canada	$3,572,844	—	—	3,572,844

France	—	5,215,586	—	5,215,586

Germany	—	4,019,191	—	4,019,191

Japan	—	20,467,138	—	20,467,138

Spain	—	4,784,334	—	4,784,334

Sweden	—	2,831,325	—	2,831,325

Switzerland	—	11,715,749	—	11,715,749

United Kingdom	—	22,354,580	—	22,354,580
Other Countries	—	8,041,302		8,041,302

Short Term Investments	1,312,737	9,947,000	—	11,259,737

Total Investments in	$4,885,581	$96,613,449	—	$101,499,030
Securities
Other Financial	266,028	172,721	—	438,749
Instruments
Totals	$5,151,609	$96,786,170	—	$101,937,779

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex- date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash

26	International Growth Fund | Semiannual report

collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with its custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. For the period ended August 31, 2009,

Semiannual report | International Growth Fund	27

there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $4,155,616 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: February 28, 2017 — $4,155,616.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended February 28, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended February 28, 2009, the tax character of distributions paid was as follows: ordinary income $1,376,733. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3

Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and Statement of Changes in net assets. This disclosure for the period ended August 31, 2009 is presented in accordance with FAS 161.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to

28	International Growth Fund | Semiannual report

securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Notional amounts of futures contracts at August 31, 2009 are representative of futures contracts activities during the period ended August 31, 2009.

During the period ended August 31, 2009, the Fund used futures to enhance potential gain, hedge anticipated changes in securities markets, as a substitute for securities purchased and maintain the diversity and liquidity of the Portfolio. The following summarizes the open futures contracts held as of August 31, 2009:

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE (DEPRECIATION)

AEX Index Futures	1	Long	Sep 2009	$85,070	($1,122)
ASX SPI 200 Index
Futures	3	Long	Sep 2009	283,417	5,316
CAC 40 Index Futures	21	Long	Sep 2009	1,100,660	48,866
DAX Index Futures	1	Long	Sep 2009	196,009	(1,705)
FTSE 100 Index
Futures	13	Long	Sep 2009	1,040,920	12,804
Hang Seng Index
Futures	1	Long	Sep 2009	126,593	(4,359)
IBEX 35 Index Futures	1	Long	Sep 2009	162,929	(979)
MSCI EAFE EMini
Index Futures	52	Long	Sep 2009	3,888,300	158,896
OMX 30 Index
Futures	221	Long	Sep 2009	2,809,671	108,168
SGX MSCI Singapore
Index Futures	3	Long	Sep 2009	130,372	(1,567)
Topix Index Futures	8	Long	Sep 2009	827,082	(9,238)
FTSE MIB Index
Futures	2	Short	Sep 2009	(321,986)	(40,686)
S&P TSE 60 Index
Futures	5	Short	Sep 2009	(595,387)	(8,366)

				$9,733,650	$266,028

Semiannual report | International Growth Fund	29

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to the Fund’s securities denominated or generally quoted in a specific currency. The Fund utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or expects to have an exposure. The Fund may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which the Fund is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Fund’s securities are (or are expected to be) denominated and to buy dollars. The amount of the contract would not exceed the market value of the Fund’s portfolio securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counter-party defaults, the Fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the period ended August 31, 2009, the Fund used foreign currency exchange contracts to gain exposure to foreign currency, to enhance potential gains, hedge against anticipated currency exchange rates and to maintain the diversity and liquidity of the portfolio.

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at the period ended August 31, 2009 are representative of the activity during this period.

30	International Growth Fund | Semiannual report

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT		UNREALIZED
	COVERED BY	COVERED BY		APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	SETTLEMENT DATE	(DEPRECIATION)

Buys

Australian Dollar	445,058	$372,324	10/23/2009	$2,315

Euro	1,182,712	1,668,639	10/23/2009	26,924

Japanese Yen	191,606,685	2,024,174	10/23/2009	35,768

Japanese Yen	50,592,000	541,160	10/23/2009	2,749

Japanese Yen	258,080,685	2,728,013	10/23/2009	46,583

Japanese Yen	197,412,948	2,084,282	10/23/2009	38,083

Pound Sterling	440,000	718,815	10/23/2009	(2,580)

Swedish Krona	13,774,712	1,895,500	10/23/2009	40,045

Swedish Krona	13,774,712	1,894,199	10/23/2009	41,345

Swedish Krona	4,807,000	683,052	10/23/2009	(7,600)

Swiss Franc	1,813,262	1,697,830	10/23/2009	15,397

		$16,307,988		$239,029
Sells

Australian Dollar	2,432,594	$1,994,581	10/23/2009	($53,118)

Canadian Dollar	1,950,632	1,769,377	10/23/2009	(12,663)

Euro	1,103,860	1,592,064	10/23/2009	9,546

Hong Kong Dollar	3,116,000	402,207	10/23/2009	(16)

Japanese Yen	105,663,969	1,109,100	10/23/2009	(26,881)

Pound Sterling	747,886	1,238,350	10/23/2009	20,935

Singapore Dollar	457,129	318,568	10/23/2009	1,437

Singapore Dollar	314,486	216,767	10/23/2009	(1,406)

Swedish Krona	2,389,573	333,963	10/23/2009	(1,806)

Swiss Franc	2,164,338	2,042,599	10/23/2009	(2,336)

		$11,017,576		($66,308)

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at August 31, 2009, by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
FAS 133	LOCATION	LOCATION	VALUE	FAIR VALUE

Equity contracts	Payable for futures	Futures	$334,050	($68,022)
	variation margin;
	Net unrealized
	appreciation
	(depreciation) on
	investments
Foreign exchange contracts	Receivable/Payable	Foreign forward	281,127	(108,406)
	for foreign forward	currency
	currency exchange	contracts
	contracts

Total			$615,177	($176,428)

Semiannual report | International Growth Fund	31

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

		FORWARD
		FOREIGN
DERIVATIVES NOT ACCOUNTED FOR AS		CURRENCY
HEDGING INSTRUMENTS UNDER FAS 133	FUTURES	CONTRACTS	TOTAL

Statement of Operations		Forward foreign
location – Net realized gain		currency
(loss) on	Futures	contracts
Interest rate contracts	$936,662	—	$936,662
Foreign exchange contracts	—	($244,867)	(244,867)
Total	$936,662	($244,867)	$691,795

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended August 31, 2009:

		FORWARD
		FOREIGN
DERIVATIVES NOT ACCOUNTED FOR AS		CURRENCY
HEDGING INSTRUMENTS UNDER FAS 133	FUTURES	CONTRACTS	TOTAL

		Translation
Statement of Operations		of assets and
location – Change in unrealized	Futures	liabilities in
appreciation (depreciation) on	contracts	foreign currencies
Interest rate contracts	$395,782	—	$395,782
Foreign exchange contracts	—	$371,813	371,813
Total	$395,782	$371,813	$767,595

Note 4

Risks and uncertanties

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confisca-tory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Sector risk

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Health care companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, health care stocks may decline. Accordingly, the concentration may make the

32	International Growth Fund | Semiannual report

Fund’s value more volatile and investment values may rise and fall more rapidly.

Note 5

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6

Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b)0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; (c) 0.88% of the next $1,000,000,000 of the Fund’s aggregate daily net assets; (d) 0.85% of the next $1,000,000,000 of the Fund’s aggregate daily net assets; (e) 0.825% of the next $1,000,000,000 of the Fund’s aggregate daily net assets; and (f) 0.80% of the Fund’s aggregate daily net assets in excess of $4,000,000,000. Aggregate net assets include the net assets of the Fund and International Growth Trust, aseries of John Hancock Trust and International Growth Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2009, were equivalent to an annual effective rate of 0.92% of the Fund’s average daily net assets.

Prior to June 30, 2009, the Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.18% of the Fund’s average annual net assets which are allocated pro rata to all share classes. The agreements exclude taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.70% for Class A shares, 2.40% for Class B, 2.40% for Class C, 1.22% for Class I, 1.20% for Class 1 and 1.15% for Class NAV. Accordingly, the expense reductions or reimbursements related to these agreements were $12,785, $10,082, $8,868, $18,130, $7,865, $2,437 and $2,906 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively for the period ended August 31, 2009. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust. Effective August 21, 2009, Class R1 merged into Class A.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative,

Semiannual report | International Growth Fund	33

financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees for the period ended August 31, 2009, had an effective rate of 0.01% of the Fund’s daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, and 0.05% of average daily net asset value of Class A, Class B, Class C and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2009, the Distributor received net up-front sales charges of $15,445 with regard to sales of Class A shares. Of this amount, $2,486 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,892 was paid as sales commissions to unrelated broker-dealers and $67 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the adviser.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2009, CDSCs received by the Distributor amounted to $1,623 for Class B shares and $43 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B and C, and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder accounts for all classes except Class 1 and NAV.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2009, the Fund did not have any earning credits.

34	International Growth Fund | Semiannual report

Class level expenses for the period ended August 31, 2009 were as follows:

	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

Class A	$22,844	$11,240	$7,355	$4,921
Class B	2,637	2,835	7,281	292
Class C	3,096	1,574	7,281	454
Class I	—	8,324	7,456	132
Class 1	832	—	—	302
Class NAV	—	—	—	93
Merged class	249	502	7,364	29
Total	$29,658	$24,475	$36,737	$6,223

Note 7 Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 8

Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the period ended August 31, 2009 and year ended February 28, 2009, along with the corresponding dollar value.

	Period ended 8-31-09[1]		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	80,001	$1,171,221	135,017	$2,639,354
Issued in reorganization	7,264	121,989	—	—
Distributions reinvested	—	—	26,368	389,191
Repurchased	(55,631)	(769,815)	(287,397)	(5,278,555)
Net increase (decrease)	31,634	$523,395	(126,012)	($2,250,010)

Class B shares

Sold	3,757	$56,182	11,954	$225,925
Distributions reinvested	—	—	430	6,370
Repurchased	(11,526)	(165,836)	(23,572)	(418,103)
Net decrease	(7,769)	($109,654)	(11,188)	($185,808)

Class C shares
Sold	22,737	$320,940	7,289	$123,129
Distributions reinvested	—	—	694	10,259
Repurchased	(26,594)	(346,461)	(62,826)	(1,257,189)
Net decrease	(3,857)	($25,521)	(54,843)	($1,123,801)

Semiannual report | International Growth Fund	35

	Period ended 8-31-09[1]		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class I shares

Sold	3,263,837	$50,386,075	2,138,964	$36,027,363
Distributions reinvested	—	—	3,347	49,405
Repurchased	(323,587)	(4,825,117)	(360,763)	(5,435,317)
Net increase	2,940,250	$45,560,958	1,781,548	$30,641,451

Class R1[2]

Sold	1,969	$26,066	429	$8,405
Issued in reorganization	(7,270)	(121,989)	—	—
Distributions reinvested	—	—	153	2,249
Repurchased	(897)	(12,532)	(379)	(6,321)
Net increase (decrease)	(6,198)	($108,455)	203	$4,333

Class 1 shares

Sold	75,800	$1,111,401	143,982	$2,662,289
Distributions reinvested	—	—	5,562	82,042
Repurchased	(38,445)	(570,019)	(69,425)	(1,269,588)
Net increase	37,355	$541,382	80,119	$1,474,743

Class NAV shares

Sold	153,748	$2,215,973	34,844	$786,414
Distributions reinvested	—	—	8,820	129,737
Repurchased	(9,263)	(120,293)	(120,906)	(2,123,490)
Net increase (decrease)	144,485	$2,095,680	(77,242)	($1,207,339)

Net increase	3,135,900	$48,477,785	1,592,585	$27,353,569

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Effective August 21, 2009, Class R1 merged into Class A.

Note 9

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended August 31, 2009, aggregated $52,363,045 and $18,422,986, respectively.

36	International Growth Fund | Semiannual report

Board Consideration of and Continuation
of Investment Advisory Agreement and
Subadvisory Agreement: John Hancock
International Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co., LLC (the Subadviser) for the John Hancock International Growth Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department.

In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history and considered the performance results for the Fund since inception and over the 1-year time period ended December 31, 2008. The Board also considered the results in comparison to the performance of a category of relevant funds

Semiannual report | International Growth Fund	37

(the Category), a peer group of comparable funds (the Peer Group) and two benchmark indices. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance was higher than its Category and Peer Group medians, and its benchmark indices, the MSCI World Ex US Index and the Standard & Poor’s EPAC LargeMid Growth Index, for the 1-year period under review.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians.

The Board noted the Fund’s Net Expense Ratio was equal to the Peer Group median and Gross Expense Ratio was inline with the Peer Group median. The Board also noted that the Net and Gross Expense Ratios were higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with

38	International Growth Fund | Semiannual report

respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 31–September 1, 2009 meeting

At a meeting held on August 31–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates and Subadvisory Agreement Rates are the same as or lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate and Subadvisory Agreement Rate.

Semiannual report | International Growth Fund	39

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock International Growth Fund held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

40	International Growth Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.596%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.725%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (all Funds).

	No. of Shares	Shares	Present

Affirmative	2,993,258.2680	91.118%	98.675%
Against	3,737.4530	.114%	.123%
Abstain	6,603.9150	.201%	.218%
Broker Non-Vote	29,858.0000	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3H PASSED ON APRIL 16, 2009.

3. Approval of the following changes to fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	2,993,735.6126	91.133%	98.691%
Against	2,671.6604	.081%	.088%
Abstain	7,192.3620	.219%	.237%
Broker Non-Vote	29,858.0010	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

3B. Revise: Diversification

Affirmative	2,993,951.5166	91.139%	98.698%
Against	2,455.7574	.075%	.081%
Abstain	7,192.3620	.219%	.237%
Broker Non-Vote	29,858.0000	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

Semiannual report | International Growth Fund	41

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	2,994,536.0290	91.157%	98.717%
Against	1,871.2440	.057%	.062%
Abstain	7,192.3620	.219%	.237%
Broker Non-Vote	29,858.0010	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

3D. Revise: Real Estate

Affirmative	2,994,980.1130	91.171%	98.732%
Against	1,427.1610	.043%	.047%
Abstain	7,192.3620	.219%	.237%
Broker Non-Vote	29,858.0000	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

3E. Revise: Loans
Affirmative	2,994,231.0810	91.148%	98.707%
Against	2,176.1930	.066%	.072%
Abstain	7,192.3620	.219%	.237%
Broker Non-Vote	29,858.0000	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

3F. Revise: Senior Securities

Affirmative	2,994,231.0810	91.148%	98.707%
Against	2,080.9710	.063%	.069%
Abstain	7,287.5840	.222%	.240%
Broker Non-Vote	29,858.0000	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

3G. Eliminate: Margin Investment

Affirmative	2,995,134.9490	91.175%	98.737%
Against	1,272.3250	.039%	.042%
Abstain	7,192.3620	.219%	.237%
Broker Non-Vote	29,858.0000	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

3H. Eliminate: Short Selling

Affirmative	2,995,483.8100	91.186%	98.749%
Against	923.4630	.028%	.030%
Abstain	7,192.3620	.219%	.237%
Broker Non-Vote	29,858.0010	.909%	.984%
TOTAL	3,033,457.6360	92.342%	100.000%

42	International Growth Fund | Semiannual report

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009.

4. Revision to the Trust’s merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.826%	85.075%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,523,401.9930	79.725%	100.000%

Semiannual report | International Growth Fund	43

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

44	International Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	870SA 8/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/09

John Hancock

MUTUAL FUNDS

John Hancock

International Allocation Portfolio

Semiannual Report

8.31.09

A look at performance

For the period ended August 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	12-29-06	–19.10	—	—	–11.33	46.48	–19.10	—	—	–27.50

B	12-29-06	–19.22	—	—	–11.13	48.94	–19.22	—	—	–27.05

C	12-29-06	–16.16	—	—	–10.23	52.94	–16.16	—	—	–25.06

I1	12-29-06	–14.36	—	—	–9.20	54.88	–14.36	—	—	–22.75

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.72%, Class B — 2.42%, Class C — 2.42% and Class I — 1.24%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A —1.96%, Class B — 4.07%, Class C — 2.96% and Class I — 2.39%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s Class I share prospectus.

6	International Allocation Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Allocation Portfolio Class A shares for the period indicated. For comparison, we’ve shown in the MSCI EAFE Gross Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index[2]

B	12-29-06	$7,494	$7,295	$7,930

C3	12-29-06	7,494	7,494	7,930

I4	12-29-06	7,725	7,725	7,930

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C and Class I shares, respectively, as of August 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Gross Index is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The MSCI EAFE (gross) Index includes the maximum dividend reinvestment. The Composite Index figures do not reflect any deduction for fees, taxes or expenses.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Index figure as of closest month end to fund inception date.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Portfolio’s Class I share prospectus.

Semiannual report | International Allocation Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1,2]

Class A	$1,000.00	$1,542.90	$4.17

Class B	1,000.00	1,539.40	8.64

Class C	1,000.00	1,539.40	8.64

Class I	1,000.00	1,548.80	1.22

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Allocation Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until August 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1,2]

Class A	$1,000.00	$1,021.90	$3.31

Class B	1,000.00	1,018.40	6.87

Class C	1,000.00	1,018.40	6.87

Class I	1,000.00	1,024.20	0.97

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.65%, 1.35%, 1.35% and 0.19% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The Fund’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held were 0.91% to 1.64%.

Semiannual report | International Allocation Portfolio	9

Portfolio summary

Asset allocation[1]

International Large Cap	79%

International Small Cap	10%

Emerging Markets	6%

Other	5%

1 As a percentage of net assets on August 31, 2009.

10	International Allocation Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Investment companies
Underlying Funds’ Investment Manager
Dimensional Fund Advisors, Inc.	(DFA)
Franklin®Templeton®	(Templeton)
Grantham, Mayo, Van Otterloo & Co.	(GMO)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.A.) Limited	(MFC Global U.S.A.)

Securities owned by the Fund on 8-31-09 (unaudited)

	Shares	Value

Investment companies 100.01%		$25,730,713
(Cost $31,774,295)

John Hancock Funds 4.83% (G)		1,242,167

Greater China Opportunities (MFC Global U.S.A.) (F)	77,684	1,242,167

John Hancock Funds II 69.04% (G)		17,762,942

Emerging Markets Value (DFA)	182,509	1,659,008

International Opportunities (Marsico)	560,379	6,707,731

International Small Company (DFA)	350,364	2,491,089

International Value (Templeton)	532,802	6,905,114

John Hancock Funds III 26.14% (G)		6,725,604

International Growth (GMO)	398,909	6,725,604

Total investments (Cost $31,774,295)† 100.01%		$25,730,713

Other assets and liabilities, net (0.01%)		($1,803)

Total net assets 100.00%		$25,728,910

(F) The subadviser is an affiliate of the adviser and/or the Fund.

(G) The underlying fund’s subadviser is shown parenthetically.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $34,403,234. Net unrealized depreciation aggregated $8,672,521, of which $4,834 related to appreciated investment securities and $8,677,355 related to depreciated investment securities.

See notes to financial statements

Semiannual report | International Allocation Portfolio	11

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in affiliated funds, at value (Note 2)	$25,730,713
Total investments, at value (Cost $31,774,295)	25,730,713
Receivable for investments sold	41,686
Receivable for fund shares sold	62,173
Receivable due from adviser	36,769
Other receivables	54,831
Total assets	25,926,172

Liabilities

Due to custodian	22,877
Payable for fund shares repurchased	76,213
Payable to affiliates
Accounting and legal services fees	489
Transfer agent fees	8,085
Other liabilities and accrued expenses	89,598
Total liabilities	197,262

Net assets

Capital paid-in	$43,068,842
Accumulated net investment loss	(87,763)
Accumulated net realized gain (loss) on investments	(11,208,587)
Net unrealized depreciation on investments	(6,043,582)
Net assets	$25,728,910

Net asset value per share

Based on net asset values and shares outstanding-the Fund has an unlimited number of shares authorized with no par value.
Class A ($19,773,218 ÷ 2,971,628 shares)	$6.65
Class B ($1,033,771 ÷ 155,569 shares)[1]	$6.65
Class C ($4,648,381 ÷ 699,006 shares)[1]	$6.65
Class I ($273,540 ÷ 41,070 shares)	$6.66

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$7.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

12	International Allocation Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-091

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Total investment income	—

Expenses

Investment management fees (Note 4)	$8,928
Distribution and service fees (Note 4)	49,388
Transfer agent fees (Note 4)	31,905
Accounting and legal services fees (Note 4)	696
Trustees’ fees (Note 5)	1,540
State registration fees (Note 4)	13,802
Printing and postage fees (Note 4)	8,827
Professional fees	17,726
Custodian fees	5,780
Registration and filing fees	9,848
Proxy fees	6,254
Other	730

Total expenses	155,424
Less expense reductions (Note 4)	(67,992)

Net expenses	87,432

Net investment loss	(87,432)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(5,601,936)
(5,601,936)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	14,746,050
14,746,050
Net realized and unrealized gain	9,144,114
Increase in net assets from operations	$9,056,682

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

Semiannual report | International Allocation Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	8-31-09[1]	2-28-09

Increase (decrease) in net assets

From operations
Net investment income (loss)	($87,432)	$440,964
Net realized loss	(5,601,936)	(4,956,429)
Change in net unrealized appreciation (depreciation)	14,746,050	(15,945,899)

Increase (decrease) in net assets resulting from operations	9,056,682	(20,461,364)

Distributions to shareholders
From net investment income
Class A	—	(386,518)
Class B	—	(10,843)
Class C	—	(56,884)
Class I	—	(8,745)
From net realized gain
Class A	—	(855,134)
Class B	—	(43,749)
Class C	—	(229,507)
Class I	—	(14,994)

Total distributions	—	(1,606,374)

From Fund share transactions (Note 6)	(578,854)	(1,703,968)

Total increase (decrease)	8,477,828	(23,771,706)

Net assets

Beginning of period	17,251,082	41,022,788

End of period	$25,728,910	$17,251,082

Accumulated net investment loss	($87,763)	($331)

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

14	International Allocation Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance
Net asset value, beginning of period	$4.31	$9.48	$9.96	$10.00
Net investment income (loss)[3,4]	(0.02)	0.12	0.13	(0.01)
Net realized and unrealized gain (loss) on investments	2.36	(4.86)	(0.03)	(0.03)
Total from investment operations	2.34	(4.74)	0.10	(0.04)
Less distributions
From net investment income	—	(0.14)	(0.13)	—
From net realized gain	—	(0.29)	(0.45)	—
Total distributions	—	(0.43)	(0.58)	—
Net asset value, end of period	$6.65	$4.31	$9.48	$9.96
Total return (%)[5,6]	54.29[7]	(50.67)	0.70	(0.40)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$13	$30	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[8,9,10]	0.92[9]	1.11[9]	8.53[8]
Expenses net of all fee waivers	0.65[8,9,10]	0.61[9]	0.58[9]	0.60[8]
Expenses net of all fee waivers and credits	0.65[8,9,10]	0.61[9]	0.58[9]	0.60[8]
Net investment income (loss)[4]	(0.65)[8]	1.56	1.21	(0.60)[8]
Portfolio turnover (%)	24	23	23	3

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class A shares began operations on 12-29-06.

3 Based on the average daily shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.64%, 0.99% to 1.17% and 1.02% for the period ended 8-31-09 and the years ended 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Fund.

10 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

See notes to financial statements

Semiannual report | International Allocation Portfolio	15

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance
Net asset value, beginning of period	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[3,4]	(0.04)	0.06	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	2.37	(4.83)	(0.06)	(0.03)
Total from investment operations	2.33	(4.77)	0.01	(0.05)
Less distributions
From net investment income	—	(0.08)	(0.05)	—
From net realized gain	—	(0.29)	(0.45)	—
Total distributions	—	(0.37)	(0.50)	—
Net asset value, end of period	$6.65	$4.32	$9.46	$9.95
Total return (%)[5,6]	53.94[7]	(51.01)	(0.13)	(0.50)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$2	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.51[9,10,11]	3.03[10]	4.02[10]	28.58[9]
Expenses net of fee waivers	1.35[9,10,11]	1.53[10]	1.34[10]	1.26[9]
Expenses net of all fee waivers and credits	1.35[9,10,11]	1.31[10]	1.33[10]	1.26[9]
Net investment income (loss)[4]	(1.35)[9]	0.80	0.70	(1.26)[9]
Portfolio turnover (%)	24	23	23	3

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class B shares began operations on 12-29-06.

3 Based on the average daily shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Less than $500,000.

 9 Annualized.

10 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.64%, 0.99% to 1.17% and 1.02% for the period ended 8-31-09 and the years ended 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Fund.

11 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

See notes to financial statements

16	International Allocation Portfolio | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance
Net asset value, beginning of period	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[3,4]	(0.04)	0.06	0.08	(0.02)
Net realized and unrealized gain (loss) on investments	2.37	(4.83)	(0.07)	(0.03)
Total from investment operations	2.33	(4.77)	0.01	(0.05)
Less distributions
From net investment income	—	(0.08)	(0.05)	—
From net realized gain	—	(0.29)	(0.45)	—
Total distributions	—	(0.37)	(0.50)	—
Net asset value, end of period	$6.65	$4.32	$9.46	$9.95
Total return (%)[5,6]	53.94[7]	(51.01)	(0.13)	(0.50)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$3	$8	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.31[8,9,10]	1.92[9]	2.31[9]	18.62[8]
Expenses net of fee waivers	1.35[8,9,10]	1.31[9]	1.33[9]	1.27[8]
Expenses net of all fee waivers and credits	1.35[8,9,10]	1.31[9]	1.33[9]	1.27[8]
Net investment income (loss)[4]	(1.35)[8]	0.76	0.79	(1.27)[8]
Portfolio turnover (%)	24	23	23	3

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class C shares began operations on 12-29-06.

3 Based on the average daily shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.64%, 0.99% to 1.17% and 1.02% for the period ended 8-31-09 and the years ended 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Fund.

10 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

See notes to financial statements

Semiannual report | International Allocation Portfolio	17

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	8-31-09[1]	2-28-09	2-29-08	2-28-07[2]

Per share operating performance
Net asset value, beginning of period	$4.30	$9.49	$9.97	$10.00
Net investment income (loss)[3,4]	(0.01)	0.11	0.16	—[5]
Net realized and unrealized gain (loss) on investments	2.37	(4.84)	(0.03)	(0.03)
Total from investment operations	2.36	(4.73)	0.13	(0.03)
Less distributions
From net investment income	—	(0.17)	(0.16)	—
From net realized gain	—	(0.29)	(0.45)	—
Total distributions	—	(0.46)	(0.61)	—
Net asset value, end of period	$6.66	$4.30	$9.49	$9.97
Total return (%)[6,7]	54.88[8]	(50.48)	1.02	(0.30)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	—[9]	—[9]	$1	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[10,11,12]	1.35[11]	7.17[11]	25.01[10]
Expenses net of fee waivers	0.19[10,11,12]	0.16[11]	0.18[11]	0.17[10]
Expenses net of all fee waivers and credits	0.19[10,11,12]	0.16[11]	0.18[11]	0.17[10]
Net investment income (loss)[4]	(0.19)[10]	1.44	1.55	(0.17)[10]
Portfolio turnover (%)	24	23	23	3

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class I shares began operations on 12-29-06.

3 Based on the average daily shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Less than (0.01) per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment.

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.64%, 0.99% to 1.17% and 1.02% for the period ended 8-31-09 and the years ended 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Fund.

12 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

See notes to financial statements

18	International Allocation Portfolio | Semiannual report

Notes to financial statements (unaudited)

Note 1

Organization

John Hancock International Allocation Portfolio (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long term growth of capital.

The Fund operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds II (JHF II) and also in other affiliated funds of the John Hancock funds complex. The Fund may also invest in unaffiliated underlying funds and other permitted investments.

The accounting policies of the affiliated underlying funds are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291, by visiting www.jhfunds.com or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same fund of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

John Hancock USA and affiliates owned 1,676,686 shares of beneficial interest of Class A shares on August 31, 2009.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolio in underlying funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they

Semiannual report | International Allocation Portfolio	19

trade. Certain short-term debt instruments are valued at amortized cost.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, certain investment companies, including mutual funds, are valued using this technique.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended August 31, 2009, all investments of the Fund are Level 1 under the hierarchy described above.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions from underlying Funds are recorded on the ex-dividend date. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Overdrafts

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to

20	International Allocation Portfolio | Semiannual report

the maximum extent permitted by law to the extent of any overdraft.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $1,965,278 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforwards expire as follows: February 28, 2017 — $1,965,278.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended February 28, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended February 28, 2009, the tax character of distributions paid was as follows: ordinary income $511,459 and long-term capital gain $1,094,915. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4

Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate, and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement the Fund pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and III (Fund Assets) and (b) a fee on assets invested in investments other than JHF II and III (Other Assets). The Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Fund Assets, (b) 0.04% of the Fund Assets in excess of $500,000,000, (c) 0.50% of the first $500,000,000 of the

Semiannual report | International Allocation Portfolio	21

Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. MFC Global Investment Management (U.S.A.) Limited acts as subadviser to the Fund. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2009, were equivalent to an annual effective rate of 0.08% of the Fund’s average daily net assets.

Prior to June 30, 2009, the Adviser has contractually agreed to reimburse certain Fund level expenses to 0.09% of the average annual net assets which are allocated pro rata to all share classes. This agreement excludes the indirect expenses of the underlying funds, taxes, fund brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement includes distribution fees, transfer agent fees, state registration fees, printing and postage and fees under any agreements or plans of the Fund dealing with services for the shareholders and others with beneficial interests in shares of the Fund. The reimbursements and limits are such that these expenses will not exceed 0.68% for Class A shares, 1.38% for Class B, 1.38% for Class C and 0.20% for Class I. Accordingly, the expense reductions or reimbursements related to these agreements were $38,300, $9,300, $19,057, and $1,335 for Class A, Class B, Class C and Class I, respectively, for the period ended August 31, 2009. The expense reimbursements and limits will continue in effect until June 30, 2010, and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees for the period ended August 31, 2009, had an effective rate of 0.01% of the Fund’s daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net assets of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2009, the Distributor received net up-front sales charges of $18,140 with regard to sales of Class A shares. Of this amount, $2,930 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,329 was paid as sales commissions to unrelated broker-dealers and $881 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser. Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase

22	International Allocation Portfolio | Semiannual report

are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2009, CDSCs received by the Distributor amounted to $1,263 for Class B shares and $175 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, and C and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder accounts for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2009, the Fund did not have any earnings credits.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2009 were as follows:

			State
	Distribution and	Transfer	registration	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$25,154	$18,237	$4,600	$5,471
Class B	4,307	3,726	4,600	473
Class C	19,927	9,234	4,600	2,708
Class I	—	708	2	175
Total	$49,388	$31,905	$13,802	$8,827

Note 5

Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | International Allocation Portfolio	23

Note 6

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended August 31, 2009, and the year ended February 28, 2009, along with the corresponding dollar value.

	Period ended 8-31-09[1]		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	168,042	$975,086	606,136	$4,968,547
Distributions reinvested	—	—	227,669	1,138,347
Repurchased	(234,478)	(1,236,815)	(982,767)	(7,059,785)
Net decrease	(66,436)	($261,729)	(148,962)	($952,891)

Class B shares

Sold	21,133	$121,285	36,795	$305,972
Distributions reinvested	—	—	9,049	45,424
Repurchased	(20,650)	(110,103)	(72,141)	(558,121)
Net increase (decrease)	483	$11,182	(26,297)	($206,725)

Class C shares

Sold	55,160	$329,616	212,725	$1,927,775
Distributions reinvested	—	—	46,809	234,980
Repurchased	(108,789)	(567,165)	(377,734)	(2,470,977)
Net decrease	(53,629)	($237,549)	(118,200)	($308,222)

Class I shares

Sold	9,183	$40,544	182,165	$1,624,011
Distributions reinvested	—	—	4,337	21,640
Repurchased	(22,462)	(131,302)	(221,252)	(1,881,781)
Net decrease	(13,279)	($90,758)	(34,750)	($236,130)

Net decrease	(132,861)	($578,854)	(328,209)	($1,703,968)

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

Note 7

Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities during the period ended August 31, 2009, aggregated $5,251,875 and $5,957,309, respectively.

Note 8

Investment in affiliated underlying funds

The Fund invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investments may represent a significant portion of each underlying fund’s net assets. For the period ended August 31, 2009, there were no Funds that owned 5% or more of the underlying Funds’ net assets.

24	International Allocation Portfolio | Semiannual report

Board Consideration of and
Continuation of the Advisory
Agreements: John Hancock
International Allocation Portfolio

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services,LLC (the Adviser),

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC

Global Investment Management (U.S.A.) Limited (MFC Global USA) and

(iii) the investment subadvisory consultant agreement (the Consultant Agreement) with Deutsche Asset Management, Inc. (DeAM) for the John Hancock International Allocation Portfolio (theFund).

MFC Global USA and DeAM are each referred to as a Subadviser, and collectively, the Subadvisers. The Advisory Agreement, the Subadvisory Agreement and the Consultant Agreement are collectively referred to as the Advisory Agreements. The Fund invests in a combination of certain John Hancock mutual funds (the Underlying Funds). The Fund may at any time allocate any percentage of its assets among any of the Underlying Funds. MFC Global USA may from time to time adjust the percentage of assets allocated to each Underlying Fund. The considerations made in approving the investment advisory and subadvisory agreements of each Underlying Fund are disclosed in each Underlying Fund’s shareholder report.

The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of their independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the narrow scope of services for which the Adviser is engaged, which consists of determining and adjusting investment allocations among the Underlying Funds. The Board considered the ability of the Adviser and each Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and each Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and each Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services

Semiannual report | International Allocation Portfolio	25

provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and each Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable funds (the Peer Group) and two benchmark indices. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance for the 1-year period was lower than, but generally competitive with, the performance of the Category and Peer Group medians and its benchmark indices, the MSCI World Ex US Index and the MSCI EAFE Index.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was higher than the Category median and lower than the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and not appreciably higher than the Category median. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board gave limited consideration to the expense analysis because it did not distinguish between Fund-level and Underlying Fund-level expenses, and thus presented a comparison of the expenses information that was of limited utility.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to MFC Global USA for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the

26	International Allocation Portfolio | Semiannual report

Adviser and its affiliates, including MFC Global USA. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and MFC Global USA’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. The Board observed that the Advisory Agreement did not offer breakpoints and considered the Fund’s current asset level. The Board concluded that the fee structure was acceptable at this time and determined that it would continue to assess the reasonableness of the Fund’s fee structure as the Fund’s assets increase over time.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadvisers as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadvisers with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | International Allocation Portfolio	27

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock International Allocation Portfolio held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

28	International Allocation Portfolio | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.596%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.725%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,412,775.9262	57.933%	74.834%
Against	22,339.6198	.536%	.693%
Abstain	22,110.9620	.531%	.686%
Broker Non-Vote	766,927.0000	18.414%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3H PASSED ON APRIL 16, 2009.

3. Approval of the following changes to the Fund’s fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	2,413,064.9262	57.940%	74.843%
Against	22,339.6198	.536%	.693%
Abstain	21,821.9620	.524%	.677%
Broker Non-Vote	766,927.0000	18.414%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

3B. Revise: Diversification

Affirmative	2,414,424.7502	57.973%	74.885%
Against	22,339.6198	.536%	.693%
Abstain	20,462.1380	.491%	.635%
Broker Non-Vote	766,927.0000	18.414%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

Semiannual report | International Allocation Portfolio	29

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	2,410,823.9262	57.886%	74.774%
Against	22,339.6198	.536%	.693%
Abstain	24,061.9620	.578%	.746%
Broker Non-Vote	766,928.0000	18.414%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

3D. Revise: Real Estate

Affirmative	2,408,147.9262	57.820%	74.691%
Against	24,724.6198	.594%	.767%
Abstain	24,350.9620	.585%	.755%
Broker Non-Vote	766,930.0000	18.415%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

3E. Revise: Loans

Affirmative	2,408,004.2012	57.818%	74.687%
Against	25,158.3448	.604%	.780%
Abstain	24,061.9620	.578%	.746%
Broker Non-Vote	766,929.0000	18.414%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

3F. Revise: Senior Securities

Affirmative	2,410,823.9262	57.886%	74.774%
Against	22,339.6198	.536%	.693%
Abstain	24,061.9620	.578%	.746%
Broker Non-Vote	766,928.0000	18.414%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

3G. Eliminate: Margin Investment

Affirmative	2,406,859.9262	57.790%	74.651%
Against	24,835.6198	.596%	.770%
Abstain	25,527.9620	.613%	.792%
Broker Non-Vote	766,930.0000	18.415%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

3H. Eliminate: Short Selling

Affirmative	2,407,780.9262	57.813%	74.679%
Against	23,915.6198	.574%	.742%
Abstain	25,527.9620	.613%	.792%
Broker Non-Vote	766,929.0000	18.414%	23.787%
TOTAL	3,224,153.5080	77.414%	100.000%

30	International Allocation Portfolio | Semiannual report

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009.

4. Revision to the Trust’s merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.826%	85.076%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,523,401.9930	79.725%	100.001%

Semiannual report | International Allocation Portfolio	31

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.A.), Limited
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

32	International Allocation Portfolio | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	318SA 8/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/09

John Hancock

MUTUAL FUNDS

John Hancock
Global Shareholder Yield Fund

Semiannual Report
8.31.09

A look at performance

For the period ended August 31, 2009

		Average annual returns (%)				Cumulative total returns (%)					SEC 30- day yield (%) as of 8-31-09
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	3-1-07	–15.36	—	—	–9.07	22.11	–15.36	—	—	–21.18	3.04

B	3-1-07	–15.75	—	—	–8.85	23.29	–15.75	—	—	–20.70	2.51

C	3-1-07	–12.31	—	—	–7.79	27.08	–12.31	—	—	–18.39	2.51

I1	3-1-07	–10.40	—	—	–6.71	28.92	–10.40	—	—	–15.97	3.64

NAV[1]	4-28-08	–10.45	—	—	–12.64	28.95	–10.45	—	—	–16.59	3.74

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.55%, Class B — 2.25%, Class C — 2.25%, Class I — 1.07% and Class NAV —1.00%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.72%, Class B — 3.94%, Class C — 2.72%, Class I — 1.21% and Class NAV — 1.11%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii)Hthe termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

6	Global Shareholder Yield Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Shareholder Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	3-1-07	$8,161	$7,930	$7,714	$7,845

C2	3-1-07	8,161	8,161	7,714	7,845

I3	3-1-07	8,403	8,403	7,714	7,845

NAV[3]	4-28-08	8,341	8,341	7,397	7,516

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of August 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI World Index (Net) — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The total return for this index is calculated reinvesting net dividends. It is not possible to invest directly in an index.

S&P Developed BMI Index — Index 2 — is an unmanaged subset of the Global BMI Index that reflects the stock markets of over 30 countries and over 9,000 securities with values expressed in U.S. dollars. The Developed BMI Index represents the developed market portion of the broader index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | Global Shareholder Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,285.20	$8.93

Class B	1,000.00	1,282.90	12.95

Class C	1,000.00	1,280.80	12.93

Class I	1,000.00	1,289.20	6.29

Class NAV	1,000.00	1,289.50	5.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Shareholder Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,017.40	$7.88

Class B	1,000.00	1,013.90	11.42

Class C	1,000.00	1,013.90	11.42

Class I	1,000.00	1,019.70	5.55

Class NAV	1,000.00	1,020.00	5.24

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.55%, 2.25%, 2.25%, 1.09% and 1.03% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Global Shareholder Yield Fund	9

Portfolio summary

Top 10 holdings[1]

AstraZeneca PLC	2.2%	Anheuser-Busch InBev NV	1.9%

Telefonica SA	2.0%	Altria Group, Inc.	1.7%

Swisscom AG	2.0%	France Telecom SA	1.7%

Diageo PLC	2.0%	Philip Morris International, Inc.	1.7%

Nestle SA	1.9%	Johnson & Johnson	1.7%

Sector composition[2,3]

Consumer staples	18%	Industrials	6%

Utilities	18%	Financials	5%

Telecommunication services	18%	Information technology	4%

Energy	9%	Materials	4%

Consumer discretionary	8%	Other	3%

Health care	7%

1 As a percentage of net assets on August 31, 2009. Excludes cash and cash equivalents.

2 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on August 31, 2009.

10	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L   S T A T E M EN T S

Fund’s investments

Securities owned by the Fund on 8-31-09 (unaudited)

	Shares	Value
Common stocks 96.90%		$197,713,970

(Cost $194,172,844)

Australia 2.42%		4,939,470

BHP Billiton, Ltd.	17,300	1,077,790

Toll Holdings, Ltd.	299,500	2,016,034

Westpac Banking Corp., Ltd.	89,661	1,845,646

Austria 0.58%		1,187,074

Telekom Austria AG	67,900	1,187,074

Belgium 3.53%		7,211,975

Anheuser-Busch InBev NV	89,120	3,849,653

Anheuser-Busch InBev NV ST VVPR (I)	101,120	580

Belgacom SA	47,520	1,782,757

Mobistar SA	24,500	1,578,985

Brazil 0.92%		1,868,391

Companhia Brasileira de Meios de Pagamento	55,220	481,677

Redecard SA	101,300	1,386,714

Canada 1.42%		2,905,885

Manitoba Telecom Services, Inc.	33,800	1,009,292

Shaw Communications, Inc., Class B	110,500	1,896,593

France 8.35%		17,028,875

Air Liquide SA	27,200	2,910,536

France Telecom SA	140,000	3,569,235

SCOR SE	88,500	2,329,989

Total SA	41,900	2,408,891

Vinci SA	53,200	2,863,393

Vivendi	103,300	2,946,831

Germany 2.35%		4,801,278

BASF SE	31,500	1,647,275

RWE AG	34,000	3,154,003

Italy 2.64%		5,390,424

Enel SpA	418,900	2,467,756

Eni SpA SADR	21,600	1,024,920

Terna-Rete Elettrica Nationale SpA	514,800	1,897,748

Netherlands 1.02%		2,074,578

Royal Dutch Shell PLC, A Shares	37,400	2,074,578

Norway 1.19%		2,426,424

StatoilHydro ASA SADR	111,100	2,426,424

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	11

F I N A N C I A L  S T A T E M EN T S

	Shares	Value
Philippines 1.02%		$2,086,349

Philippine Long Distance Telephone Co. SADR	40,551	2,086,349

Spain 2.01%		4,090,274

Telefonica SA	162,000	4,090,274

Switzerland 3.91%		7,973,712

Nestle SA	94,500	3,927,718

Swisscom AG	11,700	4,045,994

Taiwan 1.57%		3,196,391

Chunghwa Telecom Co., Ltd., ADR	108,533	1,855,907

Far Eastone Telecommunications Co., Ltd.	738,981	832,628

MediaTek, Inc.	35,070	507,856

United Kingdom 15.71%		32,058,250

AstraZeneca PLC SADR	96,700	4,509,121

BAE Systems PLC	412,800	2,085,948

BP PLC, SADR	42,000	2,160,900

British American Tobacco PLC	75,200	2,286,552

Diageo PLC SADR	65,000	4,032,600

Imperial Tobacco Group PLC	105,000	2,945,575

National Grid PLC	318,900	3,074,029

Next PLC	61,200	1,623,032

Pearson PLC	202,400	2,461,828

Scottish & Southern Energy PLC	115,500	2,098,971

United Utilities Group PLC	330,063	2,424,917

Vodafone Group PLC	1,092,400	2,354,777

United States 48.26%		98,474,620

Altria Group, Inc.	197,100	3,602,988

Arthur J. Gallagher & Co.	64,500	1,533,165

AT&T, Inc.	121,800	3,172,890

Automatic Data Processing, Inc.	26,700	1,023,945

Ball Corp.	30,800	1,492,568

Bristol-Myers Squibb Co.	113,500	2,511,755

CenturyTel, Inc.	79,600	2,565,508

Chevron Corp.	20,800	1,454,752

Coca-Cola Co.	20,800	1,014,416

ConocoPhillips	29,100	1,310,373

DaVita, Inc. (I)	20,400	1,054,884

Diamond Offshore Drilling, Inc.	16,600	1,484,372

Duke Energy Corp.	188,700	2,922,963

E.I. Du Pont de Nemours & Co.	45,700	1,459,201

Emerson Electric Co.	58,000	2,138,460

Exxon Mobil Corp.	23,600	1,631,940

Federated Investors, Inc., Class B	41,500	1,089,375

Frontier Communications Corp.	134,700	957,717

Genuine Parts Co.	56,000	2,074,240

H.J. Heinz Co.	38,700	1,489,950

Honeywell International, Inc.	68,700	2,525,412

Johnson & Johnson	58,000	3,505,520

Kellogg Co.	20,400	960,636

See notes to financial statements

12	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

	Shares	Value
United States (continued)

Kimberly-Clark Corp.	36,100	$2,182,606

Kinder Morgan Energy Partners LP	39,200	2,072,112

Kraft Foods, Inc., Class A	74,400	2,109,240

Lorillard, Inc.	47,500	3,456,575

McDonald’s Corp.	43,800	2,463,312

Merck & Co., Inc.	73,100	2,370,633

MetLife, Inc.	29,300	1,106,368

Microsoft Corp.	118,600	2,923,490

Nicor, Inc.	40,000	1,448,800

NiSource, Inc.	122,700	1,620,867

NSTAR	59,100	1,869,924

NYSE Euronext	18,400	521,456

OGE Energy Corp.	67,800	2,120,784

ONEOK, Inc.	48,800	1,653,344

Oracle Corp.	73,000	1,596,510

Paychex, Inc.	34,600	978,834

Philip Morris International, Inc.	77,600	3,547,096

Progress Energy, Inc.	52,100	2,059,513

Reynolds American, Inc.	24,500	1,119,895

SCANA Corp.	28,000	971,040

Southern Co.	77,700	2,424,240

SUPERVALU, Inc.	87,900	1,261,365

Teco Energy, Inc.	99,300	1,322,676

Tupperware Brands Corp.	27,300	1,009,827

Vectren Corp.	42,200	976,930

Ventas, Inc., REIT	14,000	548,940

Verizon Communications, Inc.	109,600	3,401,984

Waste Management, Inc.	50,100	1,499,493

Westar Energy, Inc.	74,800	1,534,896

WGL Holdings, Inc.	43,100	1,422,300

Windstream Corp.	222,000	1,902,540

Preferred stocks 0.21%		$429,975

(Cost $397,319)

United States 0.21%		429,975

Metlife, Inc., Ser B	18,900	429,975

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	13

F I N A N C I A L  S T A T E M EN T S

	Par value	Value
Short-term investments 1.68%		$3,431,000

(Cost $3,431,000)

Repurchase Agreement 1.68%		3,431,000

Repurchase Agreement with State Street Corp. dated 08-31-09 at
0.070% to repurchased at $3,431,007 on 09-01-09, collateralized by
$3,195,000 Federal Home Loan Mortgage Corp., 5.00% due 02-16-17
(valued at $3,501,273, including interest)	$3,431,000	3,431,000

Total investments (Cost $198,001,163)† 98.79%		$201,574,945

Other assets and liabilities, net 1.21%		$2,467,712

Total net assets 100.00%		$204,042,657

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust
SADR	Sponsored American Depositary Receipts
ST VVPR	Strip Voter Verified Paper Record
(I)	Non-income producing security.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $200,056,233. Net unrealized appreciation aggregated $1,518,712, of which $13,739,370 related to appreciated investment securities and $12,220,658 related to depreciated investment securities.

See notes to financial statements

14	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Financial statements

Statement of assets and liabilities 8-31-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $194,570,163)	$198,143,945
Repurchase agreements, at value (Cost $3,431,000) (Note 2)	3,431,000

Total investments, at value (Cost $198,001,163)	201,574,945
Cash	206
Foreign currency, at value (Cost $797,206)	792,830
Receivable for investments sold	8,028,464
Receivable for fund shares sold	397,660
Dividends and interest receivable	1,033,094
Receivable from affiliates	6,779
Other receivables	74,253

Total assets	211,908,231

Liabilities

Payable for investments purchased	7,207,801
Payable for fund shares repurchased	480,548
Payable to affiliates
Accounting and legal services fees	1,382
Transfer agent fees	9,521
Distribution and service fees	161
Investment management fees	11,656
Other liabilities and accrued expenses	154,505

Total liabilities	7,865,574

Net assets

Capital paid-in	$239,103,077
Accumulated undistributed net investment income	1,660,410
Accumulated net realized loss on investments and foreign
currency transactions	(40,286,848)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	3,566,018

Net assets	$204,042,657

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	15

F I N A N C I A L  S T A T E M EN T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($16,073,457 ÷ 2,086,358 shares)	$7.70
Class B ($890,344 ÷ 115,604 shares)[1]	$7.70
Class C ($3,112,626 ÷ 404,099 shares)[1]	$7.70
Class I ($72,254,553 ÷ 9,354,077 shares)	$7.72
Class NAV ($111,711,677 ÷ 14,465,385 shares)	$7.72

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.11

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Statement of operations For the period ended 8-31-091

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,104,054
Securities lending	121,163
Interest	3,457
Less foreign taxes withheld	(420,776)

Total investment income	5,807,898

Expenses

Investment management fees (Note 5)	870,283
Distribution and service fees (Note 5)	38,268
Transfer agent fees (Note 5)	45,029
Accounting and legal services fees (Note 5)	5,257
Trustees’ fees (Note 6)	6,008
State registration fees (Note 5)	33,107
Printing and postage fees (Note 5)	39,352
Professional fees	8,932
Custodian fees	32,573
Registration and filing fees	11,677
Proxy fees	45,728
Other	3,930

Total expenses	1,140,144
Less expense reductions (Note 5)	(117,223)

Net expenses	1,022,921

Net investment income	4,784,977

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(13,788,058)
Foreign currency transactions	(46,000)
(13,834,058)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	54,609,651
Translation of assets and liabilities in foreign currencies	18,761
54,628,412
Net realized and unrealized gain	40,794,354

Increase in net assets from operations	$45,579,331

[1] Semiannual period from 3-1-09 to 8-31-09. Unaudited.

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	17

F I N A N C I A L  S T A T E M EN T S

Statements of changes in net assets

This Statement of Changes in Net Assets show how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	8-31-09[1]	2-28-09
Increase (decrease) in net assets

From operations
Net investment income	$4,784,977	$5,364,696
Net realized loss	(13,834,058)	(26,271,262)
Change in net unrealized appreciation (depreciation)	54,628,412	(48,407,577)

Increase (decrease) in net assets resulting
from operations	45,579,331	(69,314,143)

Distributions to shareholders
From net investment income
Class A	(238,870)	(397,940)
Class B	(11,695)	(16,648)
Class C	(40,501)	(72,084)
Class I	(1,532,843)	(1,756,639)
Class R1[2]	(1,490)	(2,174)
Class NAV	(1,850,587)	(2,166,650)

Total distributions	(3,675,986)	(4,412,135)

From Fund share transactions (Note 7)	23,533,316	175,978,604

Total increase	65,436,661	102,252,326

Net assets

Beginning of period	138,605,996	36,353,670
End of period	$204,042,657	$138,605,996
Accumulated undistributed net investment income	$1,660,410	$551,419

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Effective August 21, 2009, Class R1 merged into Class A.

See notes to financial statements

18	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES Period ended	8-31-09[1]	2-28-09	2-29-08[2]
Per share operating performance

Net asset value, beginning of period	$6.10	$9.52	$10.00
Net investment income[3]	0.17	0.36	0.35
Net realized and unrealized gain (loss) on investments	1.55	(3.57)	(0.51)
Total from investment operations	1.72	(3.21)	(0.16)
Less distributions
From net investment income	(0.12)	(0.21)	(0.29)
From net realized gain	—	—	(0.03)
Total distributions	(0.12)	(0.21)	(0.32)
Net asset value, end of period	$7.70	$6.10	$9.52
Total return (%)[4,5]	28.52[6]	(34.21)	(1.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$11	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79[7,8]	1.72	1.79
Expenses net of all fee waivers	1.55[7,8]	1.56	1.45
Expenses net of all fee waivers and credits	1.55[7,8]	1.55	1.45
Net investment income	4.84[7]	4.28	3.31
Portfolio turnover (%)	35	54	24

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class A shares began operations on 3-1-07.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.05%.

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	19

F I N A N C I A L  S T A T E M EN T S

CLASS B SHARES Period ended	8-31-09[1]	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$6.09	$9.51	$10.00
Net investment income[3]	0.15	0.29	0.22
Net realized and unrealized gain (loss) on investments	1.56	(3.56)	(0.45)
Total from investment operations	1.71	(3.27)	(0.23)
Less distributions
From net investment income	(0.10)	(0.15)	(0.23)
From net realized gain	—	—	(0.03)
Total distributions	(0.10)	(0.15)	(0.26)
Net asset value, end of period	$7.70	$6.09	$9.51
Total return (%)[4,5]	28.29[6]	(34.72)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.33[7,8]	3.94	3.89
Expenses net of fee waivers	2.25[7,8]	2.43	2.23
Expenses net of all fee waivers and credits	2.25[7,8]	2.25	2.23
Net investment income	4.18[7]	3.50	2.11
Portfolio turnover (%)	35	54	24

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class B shares began operations on 3-1-07.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

CLASS C SHARES Period ended	8-31-09[1]	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$6.10	$9.51	$10.00
Net investment income[3]	0.14	0.29	0.22
Net realized and unrealized gain (loss) on investments	1.56	(3.55)	(0.45)
Total from investment operations	1.70	(3.26)	(0.23)
Less distributions
From net investment income	(0.10)	(0.15)	(0.23)
From net realized gain	—	—	(0.03)
Total distributions	(0.10)	(0.15)	(0.26)
Net asset value, end of period	$7.70	$6.10	$9.51
Total return (%)[4,5]	28.08[6]	(34.62)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.98[7,8]	2.72	3.00
Expenses net of fee waivers	2.25[7,8]	2.28	2.23
Expenses net of all fee waivers and credits	2.25[7,8]	2.25	2.22
Net investment income	4.14[7]	3.50	2.08
Portfolio turnover (%)	35	54	24

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class C shares began operations on 3-1-07.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.06%.

See notes to financial statements

20	Global Shareholder Yield Fund | Semiannual report

F I N A N C I A L  S T A T E M EN T S

CLASS I SHARES Period ended	8-31-09[1]	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$6.11	$9.53	$10.00
Net investment income[3]	0.19	0.29	0.33
Net realized and unrealized gain (loss) on investments	1.56	(3.46)	(0.44)
Total from investment operations	1.75	(3.17)	(0.11)
Less distributions
From net investment income	(0.14)	(0.25)	(0.33)
From net realized gain	—	—	(0.03)
Total distributions	(0.14)	(0.25)	(0.36)
Net asset value, end of period	$7.72	$6.11	$9.53
Total return (%)[4,5]	28.92[6]	(33.87)	(1.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$72	$57	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[7,8]	1.21	2.16
Expenses net of fee waivers	1.09[7,8]	1.10	1.09
Expenses net of all fee waivers and credits	1.09[7,8]	1.10	1.09
Net investment income	5.31[7]	3.78	3.14
Portfolio turnover (%)	35	54	24

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class I shares began operations on 3-1-07.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.05%.

CLASS NAV Period ended	8-31-09[1]	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$6.11	$9.71
Net investment income[3]	0.18	0.29
Net realized and unrealized gain (loss) on investments	1.57	(3.67)
Total from investment operations	1.75	(3.38)
Less distributions
From net investment income	(0.14)	(0.22)
Total distributions	(0.14)	(0.22)
Net asset value, end of period	$7.72	$6.11
Total return (%)[4,5]	28.95[6]	(35.32)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$112	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[7,8]	1.09[7]
Expenses net of fee waivers	1.03[7,8]	1.05[7]
Expenses net of all fee waivers and credits	1.03[7,8]	1.05[7]
Net investment income	5.25[7]	4.27[7]
Portfolio turnover (%)	35	54

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Class NAV shares began operations on 4-28-08.

3 Based on the average daily shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.05%.

See notes to financial statements

Semiannual report | Global Shareholder Yield Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to provide a high level of income. Capital appreciation is a secondary investment objective.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class NAV shares are sold to affiliated funds of funds, within the John Hancock funds’ complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, maybe applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

John Hancock USA and affiliates owned 10,746 shares of beneficial interest of Class A on August 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last

22	Global Shareholder Yield Fund | Semiannual report

bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accor dance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Global Shareholder Yield Fund	23

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009, by major security category or security type.

Investments in Securities	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Australia	$1,077,790	$3,861,680	—	$4,939,470

Belgium	—	7,211,975	—	7,211,975

France	—	17,028,875	—	17,028,875

Germany	—	4,801,278	—	4,801,278

Italy	1,024,920	4,365,504	—	5,390,424

Spain	—	4,090,274	—	4,090,274

Switzerland	—	7,973,712	—	7,973,712

Taiwan	1,855,907	1,340,484	—	3,196,391

United Kingdom	10,702,621	21,355,629	—	32,058,250

United States	98,904,595	—	—	98,904,595

Other Countries	11,361,627	1,187,074	—	12,548,701

Short Term Investments	—	3,431,000	—	3,431,000

Total Investments in
Securities	$124,927,460	$76,647,485	—	$201,574,945

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into are purchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and

24	Global Shareholder Yield Fund | Semiannual report

thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit

The Fund has entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with its custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Semiannual report | Global Shareholder Yield Fund	25

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are reflected as a realized gain on securities in the Statement of Operations and amounted to $1,594.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $10,657,644 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforwards expire as follows: February 28, 2017 — $10,657,644.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended February 28, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends at least quarterly capital gains, if any, are typically distributed at least annually. During the year ended February 28, 2009, the tax character of distributions paid was as follows: ordinary income $4,412,135. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that maybe applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risks and uncertainties

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) maybe less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would

26	Global Shareholder Yield Fund | Semiannual report

involve future claims that maybe made against the Fund that have not yet occurred.

Note 5
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s daily net assets; (b) 0.850% of the next $500,000,000 of the Fund’s daily net assets; and (c) 0.800% of the Fund’s daily net assets in excess over $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2009, were equivalent to an annual effective rate of 0.95% of the Fund’s average daily net assets.

Prior to June 30, 2009, the Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.10% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.55% for Class A shares, 2.25% for Class B, 2.25% for Class C, 1.07% for Class I and 1.00% for Class NAV. Accordingly, the expense reductions or reimbursements related to these agreements were $15,968, $8,301, $10,107, $56,610, $6,841 and $19,396 for Class A, Class B, Class C, Class I, Class R1 and Class NAV, respectively for the period ended August 31, 2009. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust. Effective August 21, 2009, Class R1 merged into Class A.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred. The accounting and legal service fees for the period ended August 31, 2009, had an effective rate of 0.01% of the Fund’s daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry

Semiannual report | Global Shareholder Yield Fund	27

Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended August, 2009, the Distributor received net up-front sales charges of $42,219 with regard to sales of Class A shares. Of this amount, $6,808 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $35,171 was paid as sales commissions to unrelated broker-dealers and $240 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. Signator Investors is an affiliate of the Adviser. Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2009, CDSCs received by the Distributor amounted to $727 for Class B shares and $928 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B and C, and 0.04% for Class I, based on each class’s average daily net assets. Additionally, Class NAV does not pay transfer agent fees.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder accounts for all classes except Class NAV. During this period, there were no fees assessed for Class I and NAV.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2009, the Fund did not have any earnings credits.

Class level expenses including the allocation of the transfer agent fees for the period ended August 31, 2009 were as follows:

			State
	Distribution and	Transfer	registration	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$20,191	$16,491	$6,870	$4,417
Class B	3,986	2,251	6,326	399
Class C	13,888	4,522	6,659	1,168
Class I	—	21,317	6,845	31,490
Class NAV	—	—	—	1,855
Merged class	203	448	6,407	23
Total	$38,268	$45,029	$33,107	$39,352

Note 6 Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes

28	Global Shareholder Yield Fund | Semiannual report

investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the period ended August 31, 2009, and the year ended February 28, 2009, along with the corresponding dollar value.

	Period ended 8-31-09[1]		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	563,123	$3,842,685	804,182	$6,338,657
Issued in reorganization	13,111	101,374	—	—
Distributions reinvested	27,303	189,004	40,117	330,458
Repurchased	(269,883)	(1,819,756)	(1,966,889)	(17,618,188)
Net increase (decrease)	333,654	$2,313,307	(1,122,590)	($10,949,073)

Class B shares

Sold	19,386	$125,737	13,064	$102,691
Distributions reinvested	1,562	10,878	1,953	15,447
Repurchased	(8,017)	(55,666)	(45,475)	(393,105)
Net increase (decrease)	12,931	$80,949	(30,458)	($274,967)

Class C shares

Sold	77,371	$536,475	174,700	$1,483,352
Distributions reinvested	3,587	24,930	5,758	45,647
Repurchased	(91,214)	(614,576)	(248,007)	(1,999,348)
Net decrease	(10,256)	($53,171)	(67,549)	($470,349)

Class I shares

Sold	4,232,874	$28,107,565	11,908,076	$105,223,284
Distributions reinvested	207,962	1,439,800	215,383	1,712,667
Repurchased	(4,452,788)	(31,776,246)	(3,075,354)	(23,063,018)
Net increase (decrease)	(11,952)	($2,228,881)	9,048,105	$83,872,933

Class R1 shares[2]

Sold	2,272	$14,473	63	$413
Distributions reinvested	215	1,490	270	2,174
Repurchased	(13,113)	(101,374)	—	—
Net increase (decrease)	(10,626)	($85,411)	333	$2,587

Class NAV shares

Sold	3,371,602	$23,237,783	10,826,531	$102,118,825
Distributions reinvested	266,825	1,850,587	272,805	2,166,650
Repurchased	(215,217)	(1,581,847)	(57,161)	(488,002)
Net increase	3,423,210	$23,506,523	11,042,175	$103,797,473

Net increase	3,736,961	$23,533,316	18,870,016	$175,978,604

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Effective August 21, 2009, Class R1 merged into Class A.

Semiannual report | Global Shareholder Yield Fund	29

Note 8
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended August 31, 2009, aggregated $94,762,134 and $59,735,093, respectively.

30	Global Shareholder Yield Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Global
Shareholder Yield Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements.

At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadviser) for the John Hancock Global Shareholder Yield Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history and considered the performance results for the Fund since inception and over the 1-year time period ended December 31, 2008. The Board also considered these results in comparison to the performance of a category of relevant funds (the Category),

Semiannual report | Global Shareholder Yield Fund	31

a peer group of comparable funds (the Peer Group) and two benchmark indices. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board viewed favorably that the Fund’s performance was higher than its Category and Peer Group medians, and its benchmark indices, the MSCI World Index and Standard & Poor’s Developed BMI Index, for the 1-year period under review.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Net Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board also noted that the Gross Expense Ratio was equal to the Peer Group median and higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the

32	Global Shareholder Yield Fund | Semiannual report

Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 31–September 1, 2009 meeting

At a meeting held on August 31–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates and Subadvisory Agreement Rates are lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate and Subadvisory Agreement Rate.

Semiannual report | Global Shareholder Yield Fund	33

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Global Shareholder Yield Fund held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

34	Global Shareholder Yield Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.596%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.725%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON APRIL 16, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	13,067,015.1360	60.686%	87.916%
Against	508,796.1130	2.363%	3.423%
Abstain	512,015.7740	2.378%	3.445%
Broker Non-Vote	775,198.0000	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3H PASSED ON APRIL 16, 2009.

3. Approval of the following changes to the Fund’s fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	12,925,004.0020	60.027%	86.960%
Against	518,545.2210	2.408%	3.489%
Abstain	644,276.7990	2.992%	4.335%
Broker Non-Vote	775,199.0010	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

3B. Revise: Diversification

Affirmative	12,923,787.8150	60.021%	86.952%
Against	515,471.3520	2.394%	3.468%
Abstain	648,569.8560	3.012%	4.364%
Broker Non-Vote	775,196.0000	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

Semiannual report | Global Shareholder Yield Fund	35

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3C. Revise: Underwriting

Affirmative	13,063,680.9600	60.670%	87.893%
Against	491,938.5620	2.285%	3.310%
Abstain	532,208.5010	2.472%	3.581%
Broker Non-Vote	775,197.0000	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

3D. Revise: Real Estate

Affirmative	12,949,706.6790	60.141%	87.126%
Against	603,981.3420	2.805%	4.064%
Abstain	534,139.0010	2.481%	3.594%
Broker Non-Vote	775,198.0010	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

3E. Revise: Loans

Affirmative	12,982,516.8530	60.294%	87.347%
Against	560,937.5500	2.605%	3.774%
Abstain	544,371.6200	2.528%	3.663%
Broker Non-Vote	775,199.0000	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

3F. Revise: Senior Securities

Affirmative	12,968,712.0450	60.229%	87.255%
Against	564,694.0890	2.623%	3.799%
Abstain	554,421.8880	2.575%	3.730%
Broker Non-Vote	775,197.0010	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

3G. Eliminate: Margin Investment

Affirmative	13,008,541.1990	60.415%	87.522%
Against	519,891.8780	2.414%	3.498%
Abstain	559,393.9450	2.598%	3.764%
Broker Non-Vote	775,198.0010	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

3H. Eliminate: Short Selling

Affirmative	13,027,513.4820	60.503%	87.650%
Against	508,245.4700	2.360%	3.420%
Abstain	552,067.0710	2.564%	3.714%
Broker Non-Vote	775,199.0000	3.600%	5.216%
TOTAL	14,863,025.0230	69.027%	100.000%

36	Global Shareholder Yield Fund | Semiannual report

Proposal 4: Revision to merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009.

4. Revision to the Trust’s merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.826%	85.076%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,523,401.9930	79.725%	100.001%

Semiannual report | Global Shareholder Yield Fund	37

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Epoch Investment Partners, Inc.
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Andrew G. Arnott‡	Legal counsel
Chief Operating Officer	K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Michael J. Leary
Treasurer
Charles A. Rizzo
Chief Financial Officer

* Member of the Audit Committee

†† Member of the Audit Committee effective 9-1-09

† Non-Independent Trustee

‡ Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

38	Global Shareholder Yield Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	320SA 8/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/09

John Hancock

MUTUAL FUNDS

John Hancock

Classic Value Mega Cap Fund

Semiannual Report

8.31.09

A look at performance

For the period ended August 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	3-1-07	–17.06	—	—	–19.05	61.98	–17.06	—	—	–41.10

B	3-1-07	–17.44	—	—	–18.87	64.74	–17.44	—	—	–40.76

C	3-1-07	–14.12	—	—	–17.91	68.74	–14.12	—	—	–38.99

I1	3-1-07	–12.31	—	—	–16.99	70.72	–12.31	—	—	–37.27

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.37%, Class B — 2.12%, Class C — 2.12% and Class I — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A —2.82%, Class B — 14.22%, Class C — 7.51% and Class I — 17.79%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Classic Value Mega Cap Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Mega Cap Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	3-1-07	$6,101	$5,924	$6,992	$6,975

C2	3-1-07	6,101	6,101	6,992	6,975

I3	3-1-07	6,273	6,273	6,992	6,975

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of August 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value — Index 2 — is an unmanaged index which measures the performance of the largest 200 companies within the Russell 3000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Classic Value Mega Cap Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until August 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,704.30	$9.54

Class B	1,000.00	1,697.40	14.62

Class C	1,000.00	1,697.40	14.62

Class I	1,000.00	1,707.20	6.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Mega Cap Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2009, with the same investment held until August 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 8-31-09	period ended 8-31-09[1]

Class A	$1,000.00	$1,018.10	$7.12

Class B	1,000.00	1,014.40	10.92

Class C	1,000.00	1,014.40	10.92

Class I	1,000.00	1,020.30	4.99

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.15%, 2.15% and 0.98%, for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Classic Value Mega Cap Fund	9

Portfolio summary

Top 10 holdings[1]

Boeing Co.	4.6%	Citigroup, Inc.	3.4%

Cardinal Health, Inc.	4.6%	Alcatel-Lucent	3.2%

UBS AG	4.5%	CA, Inc.	3.1%

Northrop Grumman Corp.	3.9%	Microsoft Corp.	3.0%

Allstate Corp.	3.9%	MetLife, Inc.	3.0%

Sector composition[2,3]

Financials	30%	Energy	7%

Information technology	16%	Consumer staples	3%

Health care	16%	Utilities	2%

Industrials	12%	Short-term investments & other	6%

Consumer discretionary	8%

1 As a percentage of net assets on August 31, 2009. Excluding cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on August 31, 2009.

10	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-09 (unaudited)

Issuer	Shares	Value

Common stocks 93.96%		$4,059,850

(Cost $3,665,748)

Advertising 2.73%		118,040

Omnicom Group, Inc.	3,250	118,040

Aerospace & Defense 11.03%		476,814

Boeing Co.	4,000	198,680

L-3 Communications Holdings, Inc.	1,475	109,740

Northrop Grumman Corp.	3,450	168,394

Asset Management & Custody Banks 0.49%		20,992

State Street Corp.	400	20,992

Communications Equipment 5.47%		236,350

Alcatel-Lucent, SADR (I)	36,700	137,625

Motorola, Inc.	13,750	98,725

Computer Hardware 2.55%		110,018

Dell, Inc. (I)	6,950	110,018

Consumer Finance 2.37%		102,548

Capital One Financial Corp.	2,750	102,548

Diversified Capital Markets 4.53%		195,566

UBS AG (I)	10,675	195,566

Diversified Financial Services 7.45%		321,758

Bank of America Corp.	6,025	105,980

Citigroup, Inc.	29,031	145,155

JPMorgan Chase & Co.	1,625	70,623

Electronic Manufacturing Services 2.30%		99,541

Tyco Electronics, Ltd.	4,362	99,541

Health Care Distributors 4.58%		197,971

Cardinal Health, Inc.	5,725	197,971
Health Care Equipment 3.96%		170,956

Boston Scientific Corp. (I)	4,475	52,581

Zimmer Holdings, Inc. (I)	2,500	118,375

Home Improvement Retail 1.95%		84,388

Lowe’s Cos., Inc.	3,925	84,388

Industrial Conglomerates 1.07%		46,331

Tyco International, Ltd.	1,462	46,331

Integrated Oil & Gas 2.47%		106,759

BP PLC, SADR	2,075	106,759

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Investment Banking & Brokerage 1.81%			$78,192

Morgan Stanley		2,700	78,192

Life & Health Insurance 2.95%			127,440

MetLife, Inc.		3,375	127,440

Managed Health Care 3.56%			153,741

Aetna, Inc.		4,050	115,425

WellPoint, Inc. (I)		725	38,316

Movies & Entertainment 3.38%			146,075

Time Warner, Inc.		2,475	69,077

Viacom, Inc. (Class B) (I)		3,075	76,998

Multi-Utilities 2.38%			102,848

Sempra Energy		2,050	102,848

Oil & Gas Exploration & Production 2.85%			123,178

Apache Corp.		1,450	123,178

Oil & Gas Refining & Marketing 1.68%			72,617

Valero Energy Corp.		3,875	72,617

Packaged Foods & Meats 1.69%			73,001

Kraft Foods, Inc. (Class A)		2,575	73,001

Personal Products 1.77%			76,488

Avon Products, Inc.		2,400	76,488

Pharmaceuticals 3.56%			153,842

Johnson & Johnson		1,100	66,484

Schering-Plough Corp.		3,100	87,358

Property & Casualty Insurance 7.22%			311,932

ACE, Ltd. (I)		1,750	91,315

Allstate Corp.		5,700	167,523

Chubb Corp.		1,075	53,094

Regional Banks 2.02%			87,309

PNC Financial Services Group, Inc.		2,050	87,309

Systems Software 6.14%			265,155

CA, Inc.		6,050	134,855

Microsoft Corp.		5,286	130,300

	Interest
Issuer	rate	Shares	Value

Short-term investments 4.37%			$189,000

(Cost $189,000)

Repurchase agreements 4.37%			189,000

Repurchase Agreement with State Street Corp.
dated 8-31-09 at 0.07% to be repurchased
at $189,000 on 9-1-09, collateralized by
$190,000 Federal Home Loan Mortgage
Corp., 4.27% due 12-3-13 (valued at
$193,914, including interest)	0.07%	189,000	189,000

Total investments (Cost $3,854,748)† 98.33%			$4,248,850

Other assets and liabilities, net 1.67%			$72,183

Total net assets 100.00%			$4,321,033

See notes to financial statements

12	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $4,759,288. Net unrealized depreciation aggregated $510,438, of which $602,095 related to appreciated investment securities and $1,112,533 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $3,665,748)	$4,059,850
Repurchase agreements, at value (Cost $189,000) (Note 2)	189,000

Total investments, at value (Cost $3,854,748)	4,248,850
Cash	840
Receivable for investments sold	9,463
Receivable for fund shares sold	102,429
Dividends and interest receivable	9,286
Receivable for security lending income	12
Receivable due from adviser	7,759
Other receivables and prepaid assets	73,494

Total assets	4,452,133

Liabilities

Payable for investments purchased	9,994
Payable for fund shares repurchased	6,259
Payable to affiliates
Accounting and legal services fees	93
Transfer agent fees	1,003
Distribution and service fees	225
Trustees’ fees	19
Other liabilities and accrued expenses	113,507

Total liabilities	131,100

Net assets

Capital paid-in	$9,339,063
Accumulated undistributed net investment income	26,394
Accumulated net realized loss on investments	(5,438,526)
Net unrealized appreciation (depreciation) on investments	394,102

Net assets	$4,321,033

Net asset value per share

Based on net asset values and shares outstanding-the Fund has an unlimited number of shares authorized with no par value.
Class A ($3,699,060 ÷ 628,610 shares)	$5.88
Class B1 ($139,624 ÷ 23,713 shares)	$5.89
Class C1 ($308,335 ÷ 52,341 shares)	$5.89
Class I ($174,014 ÷ 29,528 shares)	$5.89

Maximum offering price per share

Class A (net asset value per share ÷ 95%)	$6.19[2]

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$36,484
Securities lending	7,190
Less foreign taxes withheld	(115)

Total investment income	43,559

Expenses

Investment management fees (Note 5)	14,537
Distribution and service fees (Note 5)	5,673
Transfer agent fees (Note 5)	4,820
Accounting and legal services fees (Note 6)	123
Trustees’ fees (Note 5)	291
State registration fees (Note 5)	29,783
Printing and postage fees (Note 5)	4,883
Professional fees	18,059
Custodian fees	6,875
Registration and filing fees	12,681
Proxy fees	1,494
Miscellaneous	699

Total expenses	99,918
Less expense reductions (Note 5)	(74,590)

Net expenses	25,328

Net investment income	18,231

Realized and unrealized gain (loss)

Net realized loss on investments in unaffiliated issuers	(380,455)

Change in net unrealized appreciation (depreciation) of investments
in unaffiliated issuers	2,131,268

Net realized and unrealized gain	1,750,813

Increase in net assets from operations	$1,769,044

1 Semiannual period from 3-1-09 to 8-31-09.

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

This Statement of Changes in Net Assets show how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	8-31-09[1,2]	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$18,231	$88,398
Net realized loss	(380,455)	(4,778,699)
Change in net unrealized appreciation (depreciation)	2,131,268	(289,161)

Increase (decrease) in net assets resulting from operations	1,769,044	(4,979,462)

Distributions to shareholders
From net investment income
Class A	—	(82,462)
Class B	—	(622)
Class C	—	(2,780)
Class R1	—	(837)
Class I	—	(1,349)

Total distributions	—	(88,050)

From Fund share transactions (Note 7)	(51,107)	2,309,307

Total increase (decrease)	1,717,937	(2,758,205)

Net assets

Beginning of period	2,603,096	5,361,301

End of period	$4,321,033	$2,603,096

Undistributed net investment income	$26,394	$8,163

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Effective August 21, 2009, Class R1 merged into Class A.

See notes to financial statements

16	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES Period ended	8-31-09[7]	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$3.45	$7.60	$10.00
Net investment income[2]	0.03	0.09	0.13
Net realized and unrealized gain (loss) on investments	2.40	(4.16)	(2.23)
Total from investment operations	2.43	(4.07)	(2.10)
Less distributions
From net investment income	—	(0.08)	(0.11)
From net realized gain	—	—	(0.19)
Total distributions	—	(0.08)	(0.30)
Net asset value, end of period	$5.88	$3.45	$7.60
Total return (%)[3,4]	70.43[5]	(53.77)	(21.28)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$2	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	4.31[6,8]	2.82	2.52
Expenses net of all fee waivers	1.40[6,8]	1.37	1.37
Expenses net of all fee waivers and credits	1.40[6,8]	1.37	1.37
Net investment income	1.14[6]	1.49	1.34
Portfolio turnover (%)	46	114	38

1 Class A shares began operations on 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.092%.

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	17

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	8-31-09[8]	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$3.47	$7.60	$10.00
Net investment income[2]	0.01	0.05	0.05
Net realized and unrealized gain (loss) on investments	2.41	(4.16)	(2.21)
Total from investment operations	2.42	(4.10)	(2.16)
Less distributions
From net investment income	—	(0.03)	(0.05)
From net realized gain	—	—	(0.19)
Total distributions	—	(0.03)	(0.24)
Net asset value, end of period	$5.89	$3.47	$7.60
Total return (%)[3,4]	69.74[6]	(54.01)	(21.85)

Ratios and supplemental data

Net assets, end of period	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.27[7,9]	14.22	11.98
Expenses net of fee waivers	2.15[7,9]	2.70	2.12
Expenses net of all fee waivers and credits	2.15[7,9]	2.12	2.12
Net investment income	0.37[7]	0.80	0.58
Portfolio turnover (%)	46	114	38

1 Class B shares began operations on 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Less than $500,000.

6 Not annualized.

7 Annualized.

8 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.053%.

CLASS C SHARES Period ended	8-31-09[8]	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$3.47	$7.61	$10.00
Net investment income[2]	0.01	0.05	0.06
Net realized and unrealized gain (loss) on investments	2.41	(4.16)	(2.21)
Total from investment operations	2.42	(4.11)	(2.15)
Less distributions
From net investment income	—	(0.03)	(0.05)
From net realized gain	—	—	(0.19)
Total distributions	—	(0.03)	(0.24)
Net asset value, end of period	$5.89	$3.47	$7.61
Total return (%)[3,4]	69.74[6]	(54.07)	(21.75)

Ratios and supplemental data

Net assets, end of period	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.05[7,9]	7.51	6.38
Expenses net of fee waivers	2.15[7,9]	2.29	2.12
Expenses net of all fee waivers and credits	2.15[7,9]	2.12	2.12
Net investment income	0.40[7]	0.78	0.68
Portfolio turnover (%)	46	114	38

1 Class C shares began operations on 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Less than $500,000.

6 Not annualized.

7 Annualized.

8 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.072%.

See notes to financial statements

18	Classic Value Mega Cap Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	8-31-09[8]	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$3.45	$7.61	$10.00
Net investment income[2]	0.04	0.12	0.17
Net realized and unrealized gain (loss) on investments	2.40	(4.17)	(2.23)
Total from investment operations	2.44	(4.05)	(2.06)
Less distributions
From net investment income	—	(0.11)	(0.14)
From net realized gain	—	—	(0.19)
Total distributions	—	(0.11)	(0.33)
Net asset value, end of period	$5.89	$3.45	$7.61
Total return (%)[3,4]	70.72[6]	(53.56)	(20.87)

Ratios and supplemental data

Net assets, end of period	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.89[7,9]	17.79	13.02
Expenses net of fee waivers	0.98[7,9]	0.97	0.97
Expenses net of all fee waivers and credits	0.98[7,9]	0.97	0.97
Net investment income	1.56[7]	1.96	1.80
Portfolio turnover (%)	46	114	38

1 Class I shares began operations on 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Less than $500,000.

6 Not annualized.

7 Annualized.

8 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.043%.

See notes to financial statements

Semiannual report | Classic Value Mega Cap Fund	19

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Classic Value Mega Cap Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term growth of capital.

John Hancock Investment Management Services, LLC (JHIMS of the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 merged into Class A on August 21, 2009. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 495,731, 10,358 and 10,651 shares of beneficial interest of Class A, Class B and Class I on August 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or

20	Classic Value Mega Cap Fund | Semiannual report

fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Classic Value Mega Cap Fund	21

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Investments in Securities	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

Consumer discretionary	$348,503	$—	$—	$348,503
Consumer staples	149,489	—	—	149,489
Energy	302,554	—	—	302,554
Financials	1,245,737	—	—	1,245,737
Health care	676,510	—	—	676,510
Industrials	523,145	—	—	523,145
Information technology	711,064	—	—	711,064
Utilities	102,848	—	—	102,848
Short-term investments	—	189,000	—	189,000

Total Investments in
Securities	$4,059,850	$189,000	$—	$4,248,850

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with the securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market

22	Classic Value Mega Cap Fund | Semiannual report

value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Line of credit

The Fund has entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with the custodian. The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended August 31, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are reflected as a realized gain on securities in the Statement of Operations. For the period ended August 31, 2009 the Fund received a rebate of $754.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $1,275,193 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforwards expire as follows: February 28, 2017 — $1,275,193.

As of August 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended February 28, 2009 remains subject to examination by the Internal Revenue Service.

Semiannual report | Classic Value Mega Cap Fund	23

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended February 28, 2009, the tax character of distributions paid was as follows: ordinary income $88,050. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties

Sector risk — financial industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Investment advisory and other
agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $2,500,000,000 of the Fund’s aggregate daily net assets; and (c) 0.77% of the Fund’s aggregate daily net asset in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended August 31, 2009 were equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.

Prior to June 30, 2009 the Adviser has contractually agreed to reimburse certain Fund level expenses to 0.07% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund are excluded.

Effective as of May 1, 2009 the Adviser has voluntarily agreed to waive a portion of its management fee in the amount of 0.10% of the fund’s average daily net assets. The

24	Classic Value Mega Cap Fund | Semiannual report

expense waiver can be terminated at any time by the Adviser.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.37% for Class A shares, 2.12% for Class B, 2.12% for Class C and 0.94% for Class I. Accordingly, the expense reductions or reimbursements related to these agreements were $42,394 $7,514, $9,538, $8,086 and $7,058 for Class A, Class B, Class C, Class I and Class R1, respectively, for the period ended August 31, 2009. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust. Effective August 21, 2009, Class R1 merged into Class A.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended August 31, 2009, had an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended August 31, 2009, the Distributor received net up-front sales charges of $3,890 with regard to sales of Class A shares. Of this amount, $680 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,168 was paid as sales commissions to unrelated broker-dealers and $42 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2009, CDSCs received by the Distributor amounted to $2 for Class B shares and $18 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of

Semiannual report | Classic Value Mega Cap Fund	25

MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B and C, and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses, which are aggregated and allocated to each class based on the relative net assets of the classes.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended August 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses had no reductions.

Class level expenses for the period ended August 31, 2009 were as follows:

	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

Class A	$3,641	$2,472	$5,811	$4,207
Class B	532	639	5,671	120
Class C	1,381	797	5,671	316
Class I	—	493	6,492	136
Merged classes	119	419	6,138	104
Total	$5,673	$4,820	$29,783	$4,883

Note 6
Trustees’ fees

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

26	Classic Value Mega Cap Fund | Semiannual report

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended February 28, 2009, and the period ended August 31, 2009, along with the corresponding dollar value.

	Period ended 8-31-09[1,2]		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	38,136	$195,871	1,270,681	$8,101,452
Issued in reorganization	10,510	61,586	—	—
Distributions reinvested	—	—	17,437	78,117
Repurchased	(66,317)	(301,886)	(1,239,119)	(5,817,179)
Net increase (decrease)	(17,671)	($44,429)	48,999	$2,362,390

Class B shares

Sold	3,174	$15,745	8,590	$44,225
Distributions reinvested	—	—	138	622
Repurchased	(683)	(2,933)	(6,631)	(33,733)
Net increase	2,491	$12,812	2,097	$11,114

Class C shares

Sold	8,459	$39,639	54,917	$254,948
Distributions reinvested	—	—	486	2,185
Repurchased	(19,187)	(87,951)	(52,741)	(289,815)
Net increase (decrease)	(10,728)	($48,312)	2,662	($32,682)

Class I

Sold	17,104	93,009	704	$5,171
Distributions reinvested	—	—	269	1,204
Repurchased	—	—	(5,748)	(37,971)
Net increase (decrease)	17,104	93,009	(4,775)	($31,596)

Class R1

Issued in reorganization	(10,524)	($61,586)	—	—
Distributions reinvested	—	—	182	$816
Repurchased	(512)	(2,601)	(178)	(735)
Net increase (decrease)	(11,036)	($64,187)	4	$81

Net increase (decrease)	(19,840)	($51,107)	54,735	$2,309,307

1 Semiannual period from 3-1-09 to 8-31-09. Unaudited.

2 Effective August 21, 2009, Class R merged into Class A.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2009, aggregated $1,561,639 and $1,851,550, respectively.

Semiannual report | Classic Value Mega Cap Fund	27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Classic Value
Mega Cap Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of existing advisory and subadvisory agreements. At meetings held on May 6–7 and June 8–9, 2009, the Board considered the renewal of:

(i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and

(ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Mega Cap Fund (the Fund).

The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements. The Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund. The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance department. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history and considered the performance results for the Fund since inception and over 1-year time period ended December 31, 2008. The Board also considered the results in comparison to the performance of a category of relevant funds (the Category), a peer group of comparable

28	Classic Value Mega Cap Fund | Semiannual report

funds (the Peer Group) and two benchmark indices. The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information at its May and June 2009 meetings. Performance and other information may be quite different as of the date of this shareholders report.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark indices, the Russell 1000 Value Index and Standard &Poor’s 500 Index. The Adviser provided the Board with additional information about the Fund’s recent performance. The Adviser noted that the Fund’s performance as of May 2009 was improved. The Board noted that the Subadviser, known for its value-style of investing, remained consistent with its investment style and adhered to its investment mandates. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was inline with the Category and Peer Group medians. The Board viewed favorably the Adviser’s agreement to voluntarily waive its advisory fees payable by the Fund in an amount equal to 0.10% of the Fund’s average daily net assets, on an annualized basis.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Semiannual report | Classic Value Mega Cap Fund	29

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

August 31–September 1, 2009 meeting

At a meeting held on August 31–September 1, 2009, the Board, including the Independent Trustees, considered and approved an amended Advisory Agreement Rate and Subadvisory Agreement Rate that included modified breakpoints. This consideration and approval followed a series of discussions with the Adviser and a review of an additional report prepared by the Adviser at the request of the Independent Trustees following the earlier Board meetings. The requested report compared the Fund’s breakpoints to its Peer Group at various hypothetical asset levels. The Independent Trustees noted that the report was prepared at their request to facilitate a more comprehensive review of the reasonableness of each fund’s breakpoints relative to its Peer Group and asset level. With the modified breakpoints, the Advisory Agreement Rates are lower than those under the previously approved Agreements at various asset levels. After review and consideration of the report, the Board, including a majority of the Independent Trustees, approved the amended Advisory Agreement Rate.

30	Classic Value Mega Cap Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Classic Value Mega Cap Fund held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Funds III (the “Trust”).

PROPOSAL 1 PASSED ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of the Trust:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	112,408,616.1493	77.575%	97.304%
Withhold	3,114,326.8437	2.149%	2.696%
TOTAL	115,522,942.9930	79.724%	100.000%

John G. Vrysen
Affirmative	112,480,199.9587	77.624%	97.366%
Withhold	3,042,743.0343	2.100%	2.634%
TOTAL	115,522,942.9930	79.724%	100.000%

James F. Carlin
Affirmative	112,259,975.1628	77.472%	97.175%
Withhold	3,262,967.8302	2.252%	2.825%
TOTAL	115,522,942.9930	79.724%	100.000%

William H. Cunningham
Affirmative	112,253,704.1408	77.468%	97.170%
Withhold	3,269,238.8522	2.256%	2.830%
TOTAL	115,522,942.9930	79.724%	100.000%

Deborah Jackson
Affirmative	112,395,713.3428	77.566%	97.293%
Withhold	3,127,229.6502	2.158%	2.707%
TOTAL	115,522,942.9930	79.724%	100.000%

Charles L. Ladner
Affirmative	112,091,109.2301	77.356%	97.029%
Withhold	3,431,833.7629	2.368%	2.971%
TOTAL	115,522,942.9930	79.724%	100.000%

Stanley Martin
Affirmative	112,267,136.7746	77.477%	97.182%
Withhold	3,255,806.2184	2.247%	2.818%
TOTAL	115,522,942.9930	79.724%	100.000%

Patti McGill Peterson
Affirmative	112,416,470.1337	77.580%	97.311%
Withhold	3,106,472.8593	2.144%	2.689%
TOTAL	115,522,942.9930	79.724%	100.000%

Semiannual report | Classic Value Mega Cap Fund	31

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	112,283,693.9656	77.489%	97.196%
Withhold	3,239,249.0274	2.235%	2.804%
TOTAL	115,522,942.9930	79.724%	100.000%

Steven R. Pruchansky
Affirmative	112,266,792.4295	77.477%	97.181%
Withhold	3,256,150.5635	2.247%	2.819%
TOTAL	115,522,942.9930	79.724%	100.000%

Gregory A. Russo
Affirmative	112,438,449.5932	77.596%	97.330%
Withhold	3,084,493.3998	2.129%	2.670%
TOTAL	115,522,942.9930	79.725%	100.000%

Proposal 2: To approve amendments to the Advisory Agreement between John Hancock Funds III and John Hancock Investment Management Services, LLC.

PROPOSAL 2 PASSED ON April 16, 2009.

2. Approval of a new form of Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	668,656.2060	59.180%	69.783%
Against	188.0000	.017%	.020%
Abstain	.0000	.000%	.000%
Broker Non-Vote	289,342.0000	25.608%	30.197%
TOTAL	958,186.2060	84.805%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A, 3C-3H PASSED ON APRIL 16, 2009.

3. Approval of the following changes to the Fund’s fundamental investment restrictions:

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	668,656.2060	59.180%	69.783%
Against	188.0000	.017%	.020%
Abstain	.0000	.000%	.000%
Broker Non-Vote	289,342.0000	25.608%	30.197%
TOTAL	958,186.2060	84.805%	100.000%

3C. Revise: Underwriting

Affirmative	668,462.7800	59.163%	69.763%
Against	188.0000	.017%	.020%
Abstain	193.4260	.017%	.020%
Broker Non-Vote	289,342.0000	25.608%	30.197%
TOTAL	958,186.2060	84.805%	100.000%

32	Classic Value Mega Cap Fund | Semiannual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3D. Revise: Real Estate

Affirmative	668,656.2060	59.180%	69.783%
Against	188.0000	.017%	.020%
Abstain	.0000	.000%	.000%
Broker Non-Vote	289,342.0000	25.608%	30.197%
TOTAL	958,186.2060	84.805%	100.000%

3E. Revise: Loans

Affirmative	668,656.2060	59.180%	69.783%
Against	188.0000	.017%	.020%
Abstain	.0000	.000%	.000%
Broker Non-Vote	289,342.0000	25.608%	30.197%
TOTAL	958,186.2060	84.805%	100.000%

3F. Revise: Senior Securities

Affirmative	668,656.2060	59.180%	69.783%
Against	188.0000	.017%	.020%
Abstain	.0000	.000%	.000%
Broker Non-Vote	289,342.0000	25.608%	30.197%
TOTAL	958,186.2060	84.805%	100.000%

3G. Eliminate: Margin Investment

Affirmative	668,078.2060	59.129%	69.723%
Against	766.0000	.068%	.080%
Abstain	.0000	.000%	.000%
Broker Non-Vote	289,342.0000	25.608%	30.197%
TOTAL	958,186.2060	84.805%	100.000%

3H. Eliminate: Short Selling

Affirmative	668,078.2060	59.129%	69.723%
Against	766.0000	.068%	.080%
Abstain	.0000	.000%	.000%
Broker Non-Vote	289,342.0000	25.608%	30.197%
TOTAL	958,186.2060	84.805%	100.000%

Proposal 4: Revision to the Trust’s merger approval requirements.

PROPOSAL 4 PASSED ON APRIL 16, 2009.

4. Revision to merger approval requirements.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,282,351.3830	67.826%	85.075%
Against	5,533,577.4118	3.819%	4.790%
Abstain	3,498,867.1982	2.415%	3.029%
Broker Non-Vote	8,208,606.0000	5.665%	7.106%
TOTAL	115,523,401.9930	79.725%	100.000%

Semiannual report | Classic Value Mega Cap Fund	33

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Pzena Investment Management, LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky††
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott‡	K&L Gates LLP
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee

††Member of the Audit Committee effective 9-1-09

†Non-Independent Trustee

‡Effective 9-1-09

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

34	Classic Value Mega Cap Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.	322SA 8/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a) The certification required by Rule 30a-2(a) under the 1940 Act.

(b) The certification required by Rule 30a-2(b) under the 1940 Act.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 23, 2009